UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2018

Date of reporting period:	1/31/2018

Item 1 – Reports to Stockholders

PRUDENTIAL JENNISON DIVERSIFIED GROWTH FUND (formerly known as Prudential Jennison Conservative Growth Fund)

SEMIANNUAL REPORT

JANUARY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Jennison Diversified Growth Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date, new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Jennison Diversified Growth Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Diversified Growth Fund informative and useful. The report covers performance for the six-month period ended January 31, 2018.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Diversified Growth Fund

March 15, 2018

Prudential Jennison Diversified Growth Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18 (without sales charges	Average Annual Total Returns as of 1/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	17.64	24.50	14.42	9.41	—
Class B	16.98	25.60	14.73	9.19	—
Class C	17.16	29.80	14.88	9.21	—
Class Q	N/A	N/A	N/A	N/A	17.45* (9/27/17)
Class Z	N/A	N/A	N/A	N/A	17.45* (9/27/17)
Russell 1000 Growth Index	19.15	34.89	17.95	11.65	—
Lipper Large-Cap Growth Funds Average**	17.75	34.39	16.35	10.26	—
Lipper Large-Cap Core Funds Average**	14.70	24.95	14.37	8.75	—

*Not annualized

**The Fund is compared to the Lipper Large-Cap Growth Funds Performance universe although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Performance universe. The Lipper Large-Cap Growth Funds Performance universe is utilized because the Fund’s manager believes the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class Q***	Class Z*
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5/6) 0.00% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

***Class Q shares will be renamed as Class R6 shares effective June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The cumulative total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class Q and Class Z shares through 1/31/18 is 15.50%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The cumulative total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class Q and Class Z shares through 1/31/18 is 14.98%.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. Funds in

Prudential Jennison Diversified Growth Fund	9

Your Fund’s Performance (continued)

the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index. The cumulative total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class Q and Class Z shares through 1/31/18 is 12.07%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
Amazon.com, Inc.	5.6
Apple, Inc.	4.8
Alibaba Group Holding Ltd. (China), ADR	4.3
Microsoft Corp.	3.5
Netflix, Inc.	3.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/18 (%)
Internet Software & Services	12.5
Internet & Direct Marketing Retail	11.2
Software	9.7
IT Services	9.4
Semiconductors & Semiconductor Equipment	5.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison Diversified Growth Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Diversified Growth Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,176.40	1.23%	$6.75
	Hypothetical	$1,000.00	$1,019.00	1.23%	$6.26
Class B	Actual	$1,000.00	$1,169.80	2.26%	$12.36
	Hypothetical	$1,000.00	$1,013.81	2.26%	$11.47
Class C	Actual	$1,000.00	$1,171.60	1.95%	$10.67
	Hypothetical	$1,000.00	$1,015.38	1.95%	$9.91
Class Q**	Actual	$1,000.00	$1,174.50	1.00%	$3.75
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09
Class Z**	Actual	$1,000.00	$1,174.50	1.00%	$3.75
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 126-day period ended January 31, 2018 due to the class’ inception date of September 27, 2017.

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Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Aerospace & Defense 5.1%
Boeing Co. (The)	22,073	$7,822,009
Northrop Grumman Corp.	8,691	2,959,546
Raytheon Co.	11,154	2,330,517

		13,112,072

Air Freight & Logistics 0.2%
FedEx Corp.	2,346	615,778

Airlines 0.7%
Copa Holdings SA (Panama), (Class A Stock)	13,004	1,798,843

Auto Components 0.8%
Lear Corp.	10,724	2,071,233

Banks 1.7%
JPMorgan Chase & Co.	38,816	4,489,847

Beverages 1.4%
Constellation Brands, Inc., (Class A Stock)	10,738	2,356,669
Monster Beverage Corp.*	9,331	636,654
PepsiCo, Inc.	4,918	591,635

		3,584,958

Biotechnology 4.1%
AbbVie, Inc.	64,959	7,289,699
Amgen, Inc.	13,855	2,577,723
Gilead Sciences, Inc.	8,036	673,417

10,540,839

Capital Markets 0.8%
Cboe Global Markets, Inc.	10,274	1,380,723
Goldman Sachs Group, Inc. (The)	2,422	648,829

2,029,552

Chemicals 2.2%
Celanese Corp., Series A	5,486	593,366
LyondellBasell Industries NV, (Class A Stock)	18,575	2,226,028
Monsanto Co.	23,126	2,816,747

5,636,141

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies 0.7%
Copart, Inc.*	38,313	$1,688,454

Containers & Packaging 1.4%
Avery Dennison Corp.	16,803	2,061,392
Crown Holdings, Inc.*	10,502	609,641
Owens-Illinois, Inc.*	40,176	932,887

3,603,920

Equity Real Estate Investment Trusts (REITs) 0.3%
Equinix, Inc.	1,655	753,339

Food & Staples Retailing 0.2%
Costco Wholesale Corp.	3,148	613,451

Food Products 1.3%
Lamb Weston Holdings, Inc.	32,346	1,895,476
Pilgrim’s Pride Corp.*(a)	57,059	1,584,528

3,480,004

Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	26,773	1,928,459
Intuitive Surgical, Inc.*	3,060	1,320,910

3,249,369

Health Care Providers & Services 0.2%
UnitedHealth Group, Inc.	2,662	630,308

Hotels, Restaurants & Leisure 4.8%
Marriott International, Inc., (Class A Stock)	38,741	5,708,099
McDonald’s Corp.	34,955	5,982,199
Yum China Holdings, Inc.	14,995	695,618

12,385,916

Household Durables 1.2%
D.R. Horton, Inc.	15,902	779,993
Mohawk Industries, Inc.*	2,146	603,155
PulteGroup, Inc.	53,886	1,715,191

3,098,339

Household Products 0.2%
Procter & Gamble Co. (The)	6,497	560,951

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (continued)

Industrial Conglomerates 1.5%
3M Co.	2,483	$621,992
Honeywell International, Inc.	19,548	3,121,229

3,743,221

Insurance 1.0%
Allstate Corp. (The)	18,664	1,843,443
Progressive Corp. (The)	15,325	829,083

2,672,526

Internet & Direct Marketing Retail 11.2%
Amazon.com, Inc.*	9,923	14,397,182
Netflix, Inc.*	33,164	8,964,229
Priceline Group, Inc. (The)*	2,898	5,541,121

28,902,532

Internet Software & Services 12.5%
Alibaba Group Holding Ltd. (China), ADR*	54,455	11,124,612
Alphabet, Inc., (Class A Stock)*	7,580	8,961,228
Facebook, Inc., (Class A Stock)*	33,213	6,207,177
Tencent Holdings Ltd. (China), ADR	88,527	5,238,143
VeriSign, Inc.*	5,127	589,195

32,120,355

IT Services 9.4%
DXC Technology Co.	9,095	905,407
Genpact Ltd.	57,295	1,944,592
International Business Machines Corp.	22,111	3,619,571
Mastercard, Inc., (Class A Stock)	51,078	8,632,182
PayPal Holdings, Inc.*	8,060	687,679
Visa, Inc., (Class A Stock)	66,808	8,299,558

		24,088,989

Life Sciences Tools & Services 4.6%
Agilent Technologies, Inc.	26,691	1,959,920
Bruker Corp.	35,945	1,280,001
Illumina, Inc.*	5,844	1,359,548
Mettler-Toledo International, Inc.*	952	642,848
PerkinElmer, Inc.	24,456	1,960,393
Thermo Fisher Scientific, Inc.	10,663	2,389,685
Waters Corp.*	10,486	2,260,887

11,853,282

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (continued)

Machinery 0.5%
Caterpillar, Inc.	3,725	$606,356
Parker-Hannifin Corp.	2,950	594,189

1,200,545

Oil, Gas & Consumable Fuels 0.8%
Devon Energy Corp.	34,990	1,447,536
EOG Resources, Inc.	5,412	622,380

2,069,916

Personal Products 2.4%
Estee Lauder Cos., Inc. (The), (Class A Stock)	31,528	4,255,019
Nu Skin Enterprises, Inc., (Class A Stock)	25,571	1,837,021

6,092,040

Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	65,385	4,093,101
Johnson & Johnson	20,053	2,771,124

6,864,225

Real Estate Management & Development 0.8%
CBRE Group, Inc., (Class A Stock)*	42,561	1,944,612

Semiconductors & Semiconductor Equipment 5.3%
Broadcom Ltd.	5,685	1,410,050
Lam Research Corp.	12,435	2,381,551
Micron Technology, Inc.*	56,472	2,468,956
NVIDIA Corp.	21,132	5,194,246
NXP Semiconductors NV (Netherlands)*	18,613	2,239,516

13,694,319

Software 9.7%
Adobe Systems, Inc.*	15,072	3,010,783
Cadence Design Systems, Inc.*	46,699	2,094,917
Microsoft Corp.	95,903	9,111,744
Oracle Corp.	41,451	2,138,457
Red Hat, Inc.*	30,916	4,061,744
salesforce.com, Inc.*	39,398	4,487,826

24,905,471

Specialty Retail 0.9%
Home Depot, Inc. (The)	6,892	1,384,603
Industria de Diseno Textil SA (Spain), ADR	48,872	873,831

		2,258,434

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	73,196	$12,255,206

Textiles, Apparel & Luxury Goods 1.7%
adidas AG (Germany), ADR	5,804	673,612
Kering (France), ADR	37,380	1,891,054
Michael Kors Holdings Ltd.*	27,866	1,839,156

4,403,822

Tobacco 0.2%
Altria Group, Inc.	8,097	569,543

TOTAL LONG-TERM INVESTMENTS (cost $171,353,849)		253,582,352

SHORT-TERM INVESTMENTS 2.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,383,093	2,383,093

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,818,708; includes $2,803,857 of cash collateral for securities on loan)(b)(w)	2,818,707	2,821,525

TOTAL SHORT-TERM INVESTMENTS (cost $5,201,801)		5,204,618

TOTAL INVESTMENTS 100.6% (cost $176,555,650)		258,786,970
Liabilities in excess of other assets (0.6)%		(1,546,413)

NET ASSETS 100.0%		$257,240,557

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,715,125; cash collateral of $2,803,857 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,112,072	$—	$—
Air Freight & Logistics	615,778	—	—
Airlines	1,798,843	—	—
Auto Components	2,071,233	—	—
Banks	4,489,847	—	—
Beverages	3,584,958	—	—
Biotechnology	10,540,839	—	—
Capital Markets	2,029,552	—	—
Chemicals	5,636,141	—	—
Commercial Services & Supplies	1,688,454	—	—
Containers & Packaging	3,603,920	—	—
Equity Real Estate Investment Trusts (REITs)	753,339	—	—
Food & Staples Retailing	613,451	—	—
Food Products	3,480,004	—	—
Health Care Equipment & Supplies	3,249,369	—	—
Health Care Providers & Services	630,308	—	—
Hotels, Restaurants & Leisure	12,385,916	—	—
Household Durables	3,098,339	—	—
Household Products	560,951	—	—
Industrial Conglomerates	3,743,221	—	—
Insurance	2,672,526	—	—
Internet & Direct Marketing Retail	28,902,532	—	—
Internet Software & Services	32,120,355	—	—
IT Services	24,088,989	—	—
Life Sciences Tools & Services	11,853,282	—	—
Machinery	1,200,545	—	—
Oil, Gas & Consumable Fuels	2,069,916	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2		Level 3
Investments in Securities (continued)
Common Stocks (continued)
Personal Products	$6,092,040		$—		$—
Pharmaceuticals	6,864,225		—		—
Real Estate Management & Development	1,944,612		—		—
Semiconductors & Semiconductor Equipment	13,694,319		—		—
Software	24,905,471		—		—
Specialty Retail	2,258,434		—		—
Technology Hardware, Storage & Peripherals	12,255,206		—		—
Textiles, Apparel & Luxury Goods	4,403,822		—		—
Tobacco	569,543		—		—
Affiliated Mutual Funds	5,204,618		—		—

Total	$258,786,970	$		$

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Internet Software & Services	12.5%
Internet & Direct Marketing Retail	11.2
Software	9.7
IT Services	9.4
Semiconductors & Semiconductor Equipment	5.3
Aerospace & Defense	5.1
Hotels, Restaurants & Leisure	4.8
Technology Hardware, Storage & Peripherals	4.8
Life Sciences Tools & Services	4.6
Biotechnology	4.1
Pharmaceuticals	2.7
Personal Products	2.4
Chemicals	2.2
Affiliated Mutual Funds (including 1.1% of collateral for securities on loan)	2.0
Banks	1.7
Textiles, Apparel & Luxury Goods	1.7
Industrial Conglomerates	1.5
Containers & Packaging	1.4
Beverages	1.4
Food Products	1.3
Health Care Equipment & Supplies	1.3%
Household Durables	1.2
Insurance	1.0
Specialty Retail	0.9
Auto Components	0.8
Oil, Gas & Consumable Fuels	0.8
Capital Markets	0.8
Real Estate Management & Development	0.8
Airlines	0.7
Commercial Services & Supplies	0.7
Machinery	0.5
Equity Real Estate Investment Trusts (REITs)	0.3
Health Care Providers & Services	0.2
Air Freight & Logistics	0.2
Food & Staples Retailing	0.2
Tobacco	0.2
Household Products	0.2

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,715,125	$(2,715,125)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

20

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value, including securities on loan of $2,715,125:
Unaffiliated investments (cost $171,353,849)	$253,582,352
Affiliated investments (cost $5,201,801)	5,204,618
Receivable for investments sold	1,798,598
Dividends receivable	112,169
Tax reclaim receivable	23,121
Receivable for Fund shares sold	18,226
Prepaid expenses	1,363

Total Assets	260,740,447

Liabilities
Payable to broker for collateral for securities on loan	2,803,857
Payable for Fund shares reacquired	307,655
Management fee payable	143,893
Accrued expenses and other liabilities	139,228
Distribution fee payable	87,742
Affiliated transfer agent fee payable	17,414
Payable for investments purchased	101

Total Liabilities	3,499,890

Net Assets	$257,240,557

Net assets were comprised of:
Shares of beneficial interest, at par	$19,820
Paid-in capital in excess of par	169,651,959

169,671,779
Accumulated net investment loss	(235,828)
Accumulated net realized gain on investment transactions	5,573,286
Net unrealized appreciation on investments	82,231,320

Net assets, January 31, 2018	$257,240,557

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share
($200,673,767 ÷ 14,829,126 shares of beneficial interest issued and outstanding)	$13.53
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.32

Class B
Net asset value, offering price and redemption price per share
($2,087,913 ÷ 184,801 shares of beneficial interest issued and outstanding)	$11.30

Class C
Net asset value, offering price and redemption price per share
($54,052,618 ÷ 4,774,369 shares of beneficial interest issued and outstanding)	$11.32

Class Q
Net asset value, offering price and redemption price per share
($11,745 ÷ 867 shares of beneficial interest issued and outstanding)	$13.54

Class Z
Net asset value, offering price and redemption price per share
($414,514 ÷ 30,610 shares of beneficial interest issued and outstanding)	$13.54

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	23

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $6,744)	$1,387,493
Income from securities lending, net (including affiliated income of $10,494)	20,852
Affiliated dividend income	14,841

Total income	1,423,186

Expenses
Management fee	832,738
Distribution fee(a)	540,965
Transfer agent’s fees and expenses (including affiliated expense of $65,795)(a)	219,228
Registration fees(a)	37,504
Custodian and accounting fees	29,395
Shareholders’ reports	23,355
Audit fee	11,873
Legal fees and expenses	10,216
Trustees’ fees	6,371
Miscellaneous	7,568

Total expenses	1,719,213
Less: Management fee waiver and/or expense reimbursement(a)	(22,407)
Distribution fee waiver(a)	(46,302)

Net expenses	1,650,504

Net investment income (loss)	(227,318)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $843)	11,737,926
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $2,538)	27,514,936

Net gain (loss) on investment transactions	39,252,862

Net Increase (Decrease) In Net Assets Resulting From Operations	$39,025,544

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Q	Class Z
Distribution fee	277,805	10,255	252,905	—	—
Transfer Agency fees and expenses	177,559	6,288	34,888	41	452
Including affiliated expenses	50,757	3,623	11,353	20	42
Registration fees	8,592	8,216	8,212	6,242	6,242
Management fee waiver and/or expense reimbursement	—	(9,524)	—	(6,275)	(6,608)
Distribution fee waiver	(46,302)	—	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(227,318)	$467,448
Net realized gain (loss) on investment transactions	11,737,926	26,961,911
Net change in unrealized appreciation (depreciation) on investments	27,514,936	12,224,121

Net increase (decrease) in net assets resulting from operations	39,025,544	39,653,480

Dividends and Distributions
Dividends from net investment income
Class A	(359,379)	(865,867)
Class Q	(21)	—
Class Z	(183)	—

	(359,583)	(865,867)

Distributions from net realized gains
Class A	(18,411,360)	(4,609,408)
Class B	(225,437)	(78,699)
Class C	(5,884,435)	(1,548,074)
Class Q	(1,059)	—
Class Z	(9,397)	—

	(24,531,688)	(6,236,181)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,234,023	6,581,454
Net asset value of shares issued in reinvestment of dividends and distributions	24,639,762	7,009,461
Cost of shares reacquired	(16,084,122)	(33,578,029)

Net increase (decrease) in net assets from Fund share transactions	11,789,663	(19,987,114)

Total increase (decrease)	25,923,936	12,564,318

Net Assets:

Beginning of period	231,316,621	218,752,303

End of period(a)	$257,240,557	$231,316,621

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(235,828)	$351,073

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential 60/40 Allocation Fund, Prudential Jennison Diversified Growth Fund and Prudential Jennison Rising Dividend Fund which are non-diversified funds. These financial statements relate to the Prudential Jennison Diversified Growth Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

26

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

Prudential Jennison Diversified Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts,

28

the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and

Prudential Jennison Diversified Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees and Distribution fee waivers, and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 Transfer Agent’s fees and expenses, Registration fees and Management fee waivers were not designated as class specific expenses and were allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments.

Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s

30

transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets on the first $500 million, 0.65% of the average daily net assets on the next $500 million and 0.60% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was 0.70% for the six months ended January 31, 2018. The effective management fee rate, net of waivers and/or expense reimbursement, was 0.68%.

PGIM Investments has contractually agreed, through November 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 2.26% of average daily net assets for Class B shares, 1.00% of average daily net assets for Class Q shares and 1.00% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, and Class C shares, pursuant to the plans of distribution (the “Class A, B, and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed through November 30, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares.

Prudential Jennison Diversified Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that it received $34,397 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2018. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2018, it received $965 and $272 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended January 31, 2018, PGIM, Inc. was compensated $3,187 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

32

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended January 31, 2018, were $204,225,371 and $219,266,872, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2018 were as follows:

Tax Basis	$177,352,824

Gross Unrealized Appreciation	81,659,845
Gross Unrealized Depreciation	(225,699)

Net Unrealized Appreciation	$81,434,146

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund utilized approximately $1,188,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2017.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Prudential Jennison Diversified Growth Fund	33

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of January 31, 2018, Prudential through its affiliate entities owned 867 shares of Class Q and Class Z.

At reporting period end, three shareholders of record held 25% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2018:
Shares sold	190,416	$2,464,948
Shares issued in reinvestment of dividends and distributions	1,503,353	18,566,414
Shares reacquired	(921,804)	(12,007,079)

Net increase (decrease) in shares outstanding before conversion	771,965	9,024,283
Shares issued upon conversion from other share class(es)	37,672	485,511
Shares reacquired upon conversion into other share class(es)	(13,214)	(170,023)

Net increase (decrease) in shares outstanding	796,423	$9,339,771

Year ended July 31, 2017:
Shares sold	464,735	$5,400,607
Shares issued in reinvestment of dividends and distributions	478,707	5,418,963
Shares reacquired	(2,366,974)	(27,332,390)

Net increase (decrease) in shares outstanding before conversion	(1,423,532)	(16,512,820)
Shares issued upon conversion from other share class(es)	317,278	3,739,029

Net increase (decrease) in shares outstanding	(1,106,254)	$(12,773,791)

34

Class B	Shares	Amount
Six months ended January 31, 2018:
Shares sold	4,828	$52,575
Shares issued in reinvestment of dividends and distributions	21,374	220,576
Shares reacquired	(16,831)	(184,763)

Net increase (decrease) in shares outstanding before conversion	9,371	88,388
Shares reacquired upon conversion into other share class(es)	(23,052)	(256,422)

Net increase (decrease) in shares outstanding	(13,681)	$(168,034)

Year ended July 31, 2017:
Shares sold	9,731	$95,850
Shares issued in reinvestment of dividends and distributions	7,848	76,286
Shares reacquired	(45,825)	(453,370)

Net increase (decrease) in shares outstanding before conversion	(28,246)	(281,234)
Shares reacquired upon conversion into other share class(es)	(78,804)	(793,809)

Net increase (decrease) in shares outstanding	(107,050)	$(1,075,043)

Class C
Six months ended January 31, 2018:
Shares sold	49,903	$561,676
Shares issued in reinvestment of dividends and distributions	565,001	5,842,112
Shares reacquired	(352,337)	(3,891,026)

Net increase (decrease) in shares outstanding before conversion	262,567	2,512,762
Shares reacquired upon conversion into other share class(es)	(27,647)	(301,177)

Net increase (decrease) in shares outstanding	234,920	$2,211,585

Year ended July 31, 2017:
Shares sold	108,548	$1,084,997
Shares issued in reinvestment of dividends and distributions	155,783	1,514,212
Shares reacquired	(583,348)	(5,792,269)

Net increase (decrease) in shares outstanding before conversion	(319,017)	(3,193,060)
Shares reacquired upon conversion into other share class(es)	(291,556)	(2,945,220)

Net increase (decrease) in shares outstanding	(610,573)	$(6,138,280)

Class Q
Period ended January 31, 2018*:
Shares sold	780	$10,000
Shares issued in reinvestment of dividends and distributions	87	1,079

Net increase (decrease) in shares outstanding	867	$11,079

Class Z
Period ended January 31, 2018*:
Shares sold	11,271	$144,824
Shares issued in reinvestment of dividends and distributions	776	9,581
Shares reacquired	(102)	(1,254)

Net increase (decrease) in shares outstanding before conversion	11,945	153,151
Shares issued upon conversion from other share class(es)	18,665	242,111

Net increase (decrease) in shares outstanding	30,610	$395,262

*	Commencement of offering was September 27, 2017.

Prudential Jennison Diversified Growth Fund	35

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended January 31, 2018.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.79		$11.03	$12.01	$11.81	$10.46	$8.38
Income (loss) from investment operations:
Net investment income (loss)	-	(d)	0.04	0.06	0.06	0.04	0.05
Net realized and unrealized gain (loss) on investments	2.12		2.09	(0.19)	1.28	1.78	2.07
Total from investment operations	2.12		2.13	(0.13)	1.34	1.82	2.12
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.06)	(0.03)	(0.04)	(0.02)	(0.04)
Distributions from net realized gains	(1.36)		(0.31)	(0.82)	(1.10)	(0.45)	-
Total dividends and distributions	(1.38)		(0.37)	(0.85)	(1.14)	(0.47)	(0.04)
Net asset value, end of period	$13.53		$12.79	$11.03	$12.01	$11.81	$10.46
Total Return(b):	17.64%		19.78%	(0.82)%	11.84%	17.78%	25.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$200,674		$179,539	$166,997	$186,770	$175,928	$158,694
Average net assets (000)	$183,693		$169,500	$167,524	$181,444	$169,539	$143,264
Ratios to average net assets(c):
Expenses after waiver and/or expense reimbursement	1.23%	(e)	1.24%	1.28%	1.24%	1.26%	1.35%
Expenses before waiver and/or expense reimbursement	1.28%	(e)	1.29%	1.33%	1.29%	1.31%	1.40%
Net investment income (loss)	(0.03)%	(e)	0.38%	0.52%	0.47%	0.36%	0.54%
Portfolio turnover rate	87%	(f)	181%	246%	295%	234%	148%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	37

Financial Highlights (continued)

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.93		$9.49	$10.49	$10.49	$9.38	$7.53
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.03)	(0.02)	(0.03)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	1.79		1.78	(0.16)	1.13	1.60	1.87
Total from investment operations	1.73		1.75	(0.18)	1.10	1.56	1.85
Less Dividends and Distributions:
Distributions from net realized gains	(1.36)		(0.31)	(0.82)	(1.10)	(0.45)	-
Net asset value, end of period	$11.30		$10.93	$9.49	$10.49	$10.49	$9.38
Total Return(b):	16.98%		18.90%	(1.51)%	11.01%	16.96%	24.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,088		$2,169	$2,898	$4,200	$5,138	$5,244
Average net assets (000)	$2,034		$2,508	$3,375	$4,801	$5,457	$5,169
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.26%	(d)	1.99%	2.03%	1.99%	2.01%	2.11%
Expenses before waivers and/or expense reimbursement	3.19%	(d)	1.99%	2.03%	1.99%	2.01%	2.11%
Net investment income (loss)	(1.04)%	(d)	(0.33)%	(0.21)%	(0.25)%	(0.38)%	(0.19)%
Portfolio turnover rate	87%	(e)	181%	246%	295%	234%	148%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.93		$9.49	$10.49	$10.49	$9.38	$7.53
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)	(0.02)	(0.03)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	1.79		1.79	(0.16)	10.13	1.60	1.87
Total from investment operations	1.75		1.75	(0.18)	1.10	1.56	1.85
Less Dividends and Distributions:
Distributions from net realized gains	(1.36)		(0.31)	(0.82)	(1.10)	(0.45)	-
Net asset value, end of period	$11.32		$10.93	$9.49	$10.49	$10.49	$9.38
Total Return(b):	17.16%		18.90%	(1.51)%	11.01%	16.96%	24.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,053		$49,609	$48,858	$55,384	$55,860	$52,005
Average net assets (000)	$50,169		$48,525	$49,288	$56,581	$55,220	$48,375
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95%	(d)	1.99%	2.03%	1.99%	2.01%	2.10%
Expenses before waivers and/or expense reimbursement	1.95%	(d)	1.99%	2.03%	1.99%	2.01%	2.10%
Net investment income (loss)	(0.75)%	(d)	(0.36)%	(0.23)%	(0.27)%	(0.39)%	(0.21)%
Portfolio turnover rate	87%	(e)	181%	246%	295%	234%	148%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	39

Financial Highlights (continued)

Class Q Shares
	September 27, 2017(a) through January 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	2.11
Total from investment operations	2.10
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(1.36)
Total dividends and distributions	(1.38)
Net asset value, end of period	$13.54
Total Return(c):	17.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)
Expenses before waivers and/or expense reimbursement	170.65%	(e)
Net investment income (loss)	(0.12)%	(e)
Portfolio turnover rate	87%	(g)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

40

Class Z Shares
	September 27, 2017(a) through January 31,
	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	2.12
Total from investment operations	2.10
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(1.36)
Total dividends and distributions	(1.38)
Net asset value, end of period	$13.54
Total Return(c):	17.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$415
Average net assets (000)	$120
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)
Expenses before waivers and/or expense reimbursement	16.94%	(e)
Net investment income (loss)	(0.38)%	(e)
Portfolio turnover rate	87%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	TBDAX	TBDBX	TBDCX	TBDQX	TBDZX
CUSIP	74440V104	74440V203	74440V302	74440V716	74440V690

MF503 E2

PRUDENTIAL JENNISON RISING DIVIDEND FUND

SEMIANNUAL REPORT

JANUARY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Jennison Rising Dividend Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date, new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Jennison Rising Dividend Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period ended January 31, 2018.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Rising Dividend Fund

March 15, 2018

Prudential Jennison Rising Dividend Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18 (without sales charges)	Average Annual Total Returns as of 1/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	12.45	15.31	8.65 (3/5/14)
Class C	12.02	20.14	9.44 (3/5/14)
Class Q	N/A	N/A	10.47* (9/27/17)
Class Z	12.58	22.39	10.54 (3/5/14)
S&P 500 Index	15.42	26.39	13.56
Lipper Equity Income Funds Average	11.97	18.80	9.82

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class C*	Class Q**	Class Z*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

** Class Q shares will be renamed as Class R6 shares effective June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” in the front of this report for more information.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 1/31/18 is 12.75%.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the return of all mutual funds in the Lipper Equity Income Funds universe. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 1/31/18 is 9.52%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Rising Dividend Fund	9

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
JPMorgan Chase & Co., Banks	3.7
Bank of America Corp., Banks	3.4
PNC Financial Services Group, Inc. (The), Banks	3.2
Citigroup, Inc., Banks	3.1
Suncor Energy, Inc. (Canada), Oil, Gas & Consumable Fuels	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/18 (%)
Banks	16.7
Oil, Gas & Consumable Fuels	7.7
IT Services	7.3
Pharmaceuticals	5.8
Software	4.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the Six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and

Prudential Jennison Rising Dividend Fund	11

Fees and Expenses (continued)

the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Rising Dividend Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,124.50	1.24%	$6.64
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31
Class C	Actual	$1,000.00	$1,120.20	1.99%	$10.63
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class Q**	Actual	$1,000.00	$1,104.70	0.99%	$3.60
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04
Class Z	Actual	$1,000.00	$1,125.80	0.99%	$5.30
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund's fiscal year ending July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 126-day period ended January 31, 2018 due to the class inception date of September 27, 2017.

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Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 2.9%
General Dynamics Corp.	788	$175,314
Lockheed Martin Corp.	697	247,331

		422,645

Air Freight & Logistics 2.5%
FedEx Corp.	1,388	364,322

Banks 16.7%
Bank of America Corp.	15,711	502,752
BB&T Corp.	6,117	337,597
Citigroup, Inc.	5,847	458,873
East West Bancorp, Inc.	2,228	146,847
JPMorgan Chase & Co.	4,740	548,276
PNC Financial Services Group, Inc. (The)	2,935	463,789

		2,458,134

Beverages 4.4%
Coca-Cola Co. (The)	4,599	218,867
Constellation Brands, Inc., (Class A Stock)	956	209,813
Diageo PLC (United Kingdom), ADR	1,501	216,084

		644,764

Biotechnology 1.1%
AbbVie, Inc.	1,411	158,342

Capital Markets 4.0%
Affiliated Managers Group, Inc.	1,500	299,445
Goldman Sachs Group, Inc. (The)	538	144,125
Moelis & Co., (Class A Stock)	2,920	150,964

		594,534

Chemicals 3.5%
Air Products & Chemicals, Inc.	1,163	195,814
DowDuPont, Inc.	4,257	321,744

		517,558

Communications Equipment 1.8%
Cisco Systems, Inc.	6,199	257,506

Diversified Consumer Services 1.6%
Service Corp. International	5,999	239,780

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities 1.0%
NextEra Energy, Inc.	950	$150,499

Electronic Equipment, Instruments & Components 2.4%
Corning, Inc.	7,422	231,715
Universal Display Corp.	716	114,130

		345,845

Equity Real Estate Investment Trusts (REITs) 2.4%
Crown Castle International Corp.	988	111,417
Equinix, Inc.	516	234,878

		346,295

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	2,376	253,282

Health Care Equipment & Supplies 2.2%
Abbott Laboratories	5,087	316,208

Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	934	221,152

Hotels, Restaurants & Leisure 3.8%
McDonald’s Corp.	1,655	283,237
MGM Resorts International	2,020	73,629
Starbucks Corp.	3,665	208,208

		565,074

Household Products 0.9%
Procter & Gamble Co. (The)	1,579	136,331

Industrial Conglomerates 3.8%
3M Co.	1,080	270,540
Honeywell International, Inc.	1,842	294,112

		564,652

Internet & Direct Marketing Retail 0.6%
Expedia, Inc.	673	86,151

IT Services 7.3%
Accenture PLC, (Class A Stock)	1,825	293,278
DXC Technology Co.	1,839	183,072
Mastercard, Inc., (Class A Stock)	2,034	343,746
Visa, Inc., (Class A Stock)	2,021	251,069

		1,071,165

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 3.3%
Agilent Technologies, Inc.	4,467	$328,012
Thermo Fisher Scientific, Inc.	717	160,687

		488,699

Media 1.2%
Twenty-First Century Fox, Inc., (Class A Stock)	4,939	182,249

Multi-Utilities 0.5%
NiSource, Inc.	2,791	68,882

Oil, Gas & Consumable Fuels 7.7%
Andeavor	1,852	200,312
ONEOK, Inc.	2,510	147,739
Pembina Pipeline Corp. (Canada)	5,907	201,488
Royal Dutch Shell PLC (Netherlands), (Class A Stock), ADR	2,153	151,227
Suncor Energy, Inc. (Canada)	12,050	436,812

		1,137,578

Pharmaceuticals 5.8%
Allergan PLC	815	146,912
Bristol-Myers Squibb Co.	4,577	286,520
Eli Lilly & Co.	2,421	197,191
Pfizer, Inc.	5,929	219,610

		850,233

Road & Rail 2.9%
CSX Corp.	1,080	61,312
JB Hunt Transport Services, Inc.	3,028	365,873

		427,185

Semiconductors & Semiconductor Equipment 3.7%
Broadcom Ltd.	544	134,928
NVIDIA Corp.	1,047	257,353
Texas Instruments, Inc.	1,378	151,125

		543,406

Software 4.6%
Intuit, Inc.	1,825	306,417
Microsoft Corp.	3,893	369,874

		676,291

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 1.7%
Home Depot, Inc. (The)	1,257	$252,531

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.	435	72,832

Textiles, Apparel & Luxury Goods 0.9%
Tapestry, Inc.	2,722	128,043

TOTAL LONG-TERM INVESTMENTS (cost $11,363,928)		14,542,168

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund (cost $158,782)(w)	158,782	158,782

TOTAL INVESTMENTS 100.0% (cost $11,522,710)		14,700,950
Other assets in excess of liabilities 0.0%		7,329

NET ASSETS 100.0%		$14,708,279

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

16

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$422,645	$—	$—
Air Freight & Logistics	364,322	—	—
Banks	2,458,134	—	—
Beverages	644,764	—	—
Biotechnology	158,342	—	—
Capital Markets	594,534	—	—
Chemicals	517,558	—	—
Communications Equipment	257,506	—	—
Diversified Consumer Services	239,780	—	—
Electric Utilities	150,499	—	—
Electronic Equipment, Instruments & Components	345,845	—	—
Equity Real Estate Investment Trusts (REITs)	346,295	—	—
Food & Staples Retailing	253,282	—	—
Health Care Equipment & Supplies	316,208	—	—
Health Care Providers & Services	221,152	—	—
Hotels, Restaurants & Leisure	565,074	—	—
Household Products	136,331	—	—
Industrial Conglomerates	564,652	—	—
Internet & Direct Marketing Retail	86,151	—	—
IT Services	1,071,165	—	—
Life Sciences Tools & Services	488,699	—	—
Media	182,249	—	—
Multi-Utilities	68,882	—	—
Oil, Gas & Consumable Fuels	1,137,578	—	—
Pharmaceuticals	850,233	—	—
Road & Rail	427,185	—	—
Semiconductors & Semiconductor Equipment	543,406	—	—
Software	676,291	—	—
Specialty Retail	252,531	—	—
Technology Hardware, Storage & Peripherals	72,832	—	—
Textiles, Apparel & Luxury Goods	128,043	—	—
Affiliated Mutual Fund	158,782	—	—

Total	$14,700,950	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows:

Banks	16.7%
Oil, Gas & Consumable Fuels	7.7
IT Services	7.3
Pharmaceuticals	5.8
Software	4.6
Beverages	4.4
Capital Markets	4.0
Hotels, Restaurants & Leisure	3.8
Industrial Conglomerates	3.8
Semiconductors & Semiconductor Equipment	3.7
Chemicals	3.5
Life Sciences Tools & Services	3.3
Road & Rail	2.9
Aerospace & Defense	2.9
Air Freight & Logistics	2.5
Equity Real Estate Investment Trusts (REITs)	2.4
Electronic Equipment, Instruments & Components	2.4
Health Care Equipment & Supplies	2.2
Communications Equipment	1.8%
Food & Staples Retailing	1.7
Specialty Retail	1.7
Diversified Consumer Services	1.6
Health Care Providers & Services	1.5
Media	1.2
Affiliated Mutual Fund	1.1
Biotechnology	1.1
Electric Utilities	1.0
Household Products	0.9
Textiles, Apparel & Luxury Goods	0.9
Internet & Direct Marketing Retail	0.6
Technology Hardware, Storage & Peripherals	0.5
Multi-Utilities	0.5

100.0
Other assets in excess of liabilities	0.0 *
100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

18

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Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $11,363,928)	$14,542,168
Affiliated investments (cost $158,782)	158,782
Receivable for investments sold	221,713
Dividends receivable	10,970
Receivable from Manager	5,163
Receivable for Fund shares sold	1,603
Prepaid expenses	23,584

Total assets	14,963,983

Liabilities
Payable for investments purchased	202,713
Audit fee payable	12,487
Payable for Fund shares reacquired	11,417
Accrued expenses and other liabilities	11,091
Custodian and accounting fees payable	8,962
Shareholders’ reports payable	6,056
Distribution fee payable	2,394
Affiliated transfer agent fee payable	584

Total liabilities	255,704

Net Assets	$14,708,279

Net assets were comprised of:
Shares of beneficial interest, at par	$1,057
Paid-in capital in excess of par	11,247,488

11,248,545
Distributions in excess of net investment income	(2,108)
Accumulated net realized gain on investment transactions	283,602
Net unrealized appreciation on investments	3,178,240

Net assets, January 31, 2018	$14,708,279

See Notes to Financial Statements.

20

Class A
Net asset value, offering price and redemption price per share, ($4,228,819 ÷ 304,011 shares of beneficial interest issued and outstanding)	$13.91
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.72

Class C
Net asset value, offering price and redemption price per share, ($1,798,745 ÷ 129,306 shares of beneficial interest issued and outstanding)	$13.91

Class Q
Net asset value, offering price and redemption price per share, ($11,045 ÷ 794 shares of beneficial interest issued and outstanding)	$13.92

Class Z
Net asset value, offering price and redemption price per share, ($8,669,670 ÷ 622,647 shares of beneficial interest issued and outstanding)	$13.92

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	21

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,258)	$128,959
Affiliated dividend income	1,529

Total income	130,488

Expenses
Management fee	52,704
Distribution fee(a)	14,192
Registration fees(a)	27,210
Custodian and accounting fees	26,915
Shareholders’ reports	15,050
Audit fee	11,832
Legal fees and expenses	8,971
Trustees’ fees	5,305
Transfer agent’s fees and expenses (affiliated expense of $1,503)(a)	3,757
Miscellaneous	6,461

Total expenses	172,397
Less: Management fee waiver and/or expense reimbursement(a)	(90,880)
Distribution fee waiver(a)	(993)

Net expenses	80,524

Net investment income (loss)	49,964

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	452,286
Net change in unrealized appreciation (depreciation) on investments	1,105,137

Net gain (loss) on investment transactions	1,557,423

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,607,387

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Q	Class Z
Distribution fee	5,955	8,237	—	—
Transfer Agency fees and expenses	2,310	797	42	608
Affiliated expenses	1,002	248	20	233
Registration fees	6,991	6,893	6,432	6,894
Management fee waiver and/or expense reimbursement	(26,873)	(14,937)	(6,505)	(42,565)
Distribution fee waiver	(993)	—	—	—

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,964	$141,510
Net realized gain (loss) on investment transactions	452,286	195,676
Net change in unrealized appreciation (depreciation) on investments	1,105,137	863,332

Net increase (decrease) in net assets resulting from operations	1,607,387	1,200,518

Dividends and Distributions
Dividends from net investment income
Class A	(15,382)	(36,605)
Class C	—	(7,173)
Class Q	(29)	—
Class Z	(40,382)	(100,464)

	(55,793)	(144,242)

Distributions from net realized gains
Class A	(26,846)	—
Class C	(11,229)	—
Class Q	(70)	—
Class Z	(54,449)	—

	(92,594)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,593,793	2,398,464
Net asset value of shares issued in reinvestment of dividends and distributions	147,048	143,489
Cost of shares reacquired	(892,051)	(1,742,268)

Net increase (decrease) in net assets from share transactions	848,790	799,685

Total increase (decrease)	2,307,790	1,855,961

Net Assets:
Beginning of period	12,400,489	10,544,528

End of period(a)	$14,708,279	$12,400,489

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(2,108)	$3,721

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential 60/40 Allocation Fund, Prudential Jennison Diversified Growth Fund and Prudential Jennison Rising Dividend Fund. These financial statements relate to the Prudential Jennison Rising Dividend Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

24

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

Prudential Jennison Rising Dividend Fund	25

Notes to Financial Statements (unaudited) (continued)

under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

26

Equity Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the exdate. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees and Distribution fee waivers, and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 Transfer Agent’s fees and expenses, Registration fees and Management fee waivers were not designated as class specific expenses and were allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Jennison Rising Dividend Fund	27

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.775% of the Fund’s average daily net assets up to and including $1 billion, 0.755% on the next $2 billion of average daily net assets, 0.735% on the next $2 billion of average daily net assets, 0.715% on the next $5 billion of average daily net assets and 0.705% on the average daily net assets in excess of $10 billion. The effective management fee rate, before any waivers and/or expense reimbursement was 0.775% for the six months ended January 31, 2018. The management fee waiver and/or expense reimbursement exceeded the management fee for the six months ended January 31, 2018.

PGIM Investments has contractually agreed, through November 30, 2018, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, 0.99% of average daily net assets for Class Q shares and 0.99% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses

28

waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through November 30, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $6,407 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2018. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2018, it received $146 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Fund.

Prudential Jennison Rising Dividend Fund	29

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended January 31, 2018, PGIM, Inc. was compensated $1 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended January 31, 2018, were $7,954,266 and $7,220,281, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2018 were as follows:

Tax Basis	$11,524,365

Gross Unrealized Appreciation	3,267,537
Gross Unrealized Depreciation	(90,952)

Net Unrealized Appreciation	$3,176,585

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2017 of approximately $74,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized In excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

30

6. Capital and Ownership

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50% . Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest at $0.001 par value of share.

As of January 31, 2018, Prudential owned 794 and 531,229 of Class Q and Z shares of the Fund, respectively. At reporting period end, four shareholders of record held 77% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 50% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2018:
Shares sold	70,124	$899,809
Shares issued in reinvestment of dividends and distributions	3,096	40,889
Shares reacquired	(48,687)	(633,308)

Net increase (decrease) in shares outstanding before conversion	24,533	307,390
Shares issued upon conversion from other share class(es)	2,676	34,772
Shares reacquired upon conversion into other share class(es)	(1,047)	(13,261)

Net increase (decrease) in shares outstanding	26,162	$328,901

Year ended July 31, 2017:
Shares sold	145,744	$1,703,412
Shares issued in reinvestment of dividends and distributions	3,063	35,852
Shares reacquired	(102,095)	(1,150,601)

Net increase (decrease) in shares outstanding before conversion	46,712	588,663
Shares issued upon conversion from other share class(es)	132	1,591
Shares reacquired upon conversion into other share class(es)	(14,027)	(162,683)

Net increase (decrease) in shares outstanding	32,817	$427,571

Prudential Jennison Rising Dividend Fund	31

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2018:
Shares sold	18,176	$240,858
Shares issued in reinvestment of dividends and distributions	843	11,229
Shares reacquired	(15,399)	(199,505)

Net increase (decrease) in shares outstanding before conversion	3,620	52,582
Shares reacquired upon conversion into other share class(es)	(2,892)	(37,596)

Net increase (decrease) in shares outstanding	728	$14,986

Year ended July 31, 2017:
Shares sold	49,504	$580,091
Shares issued in reinvestment of dividends and distributions	611	7,173
Shares reacquired	(40,310)	(464,159)

Net increase (decrease) in shares outstanding before conversion	9,805	123,105
Shares reacquired upon conversion into other share class(es)	(5,377)	(60,156)

Net increase (decrease) in shares outstanding	4,428	$62,949

Class Q
Six months ended January 31, 2018*:
Shares sold	786	$10,000
Shares issued in reinvestment of dividends and distributions	8	99

Net increase (decrease) in shares outstanding	794	$10,099

Class Z
Six months ended January 31, 2018:
Shares sold	33,997	$443,126
Shares issued in reinvestment of dividends and distributions	7,186	94,831
Shares reacquired	(4,513)	(59,238)

Net increase (decrease) in shares outstanding before conversion	36,670	478,719
Shares issued upon conversion from other share class(es)	1,262	16,085

Net increase (decrease) in shares outstanding	37,932	$494,804

Year ended July 31, 2017:
Shares sold	9,966	$114,961
Shares issued in reinvestment of dividends and distributions	8,578	100,464
Shares reacquired	(11,146)	(127,508)

Net increase (decrease) in shares outstanding before conversion	7,398	87,917
Shares issued upon conversion from other share class(es)	19,251	221,248

Net increase (decrease) in shares outstanding	26,649	$309,165

*	Commencement of offering was September 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks.

32

The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended January 31, 2018.

Prudential Jennison Rising Dividend Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,			March 5, 2014(b) through July 31,
	2018(c)		2017(c)	2016(c)	2015	2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.50		$11.37	$11.33	$10.34	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.14	0.13	0.10	0.04
Net realized and unrealized gain (loss) on investments	1.51		1.14	0.04	1.03	0.33
Total from investment operations	1.55		1.28	0.17	1.13	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.15)	(0.13)	(0.11)	(0.03)
Distributions from net realized gains on investments	(0.09)		-	-	(0.03)	-
Total dividends and distributions	(0.14)		(0.15)	(0.13)	(0.14)	(0.03)
Net Asset Value, end of period	$13.91		$12.50	$11.37	$11.33	$10.34
Total Return(a):	12.45%		11.32%	1.61%	11.03%	3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,229		$3,474	$2,785	$1,087	$383
Average net assets (000)	$3,938		$2,912	$1,831	$822	$192
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24%	(e)	1.24%	1.24%	1.24%	1.24%	(e)
Expenses before waivers and/or expense reimbursement	2.64%	(e)	2.65%	3.38%	3.54%	8.18%	(e)
Net investment income (loss)	0.67%	(e)	1.22%	1.24%	1.09%	0.85%	(e)
Portfolio turnover rate	55%	(f)	67%	51%	45%	9%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,			March 5, 2014(b) through July 31,
	2018(c)		2017(c)	2016(c)	2015	2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.50		$11.36	$11.32	$10.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	0.06	0.06	0.02	-	(g)
Net realized and unrealized gain (loss) on investments	1.50		1.14	0.03	1.03	0.33
Total from investment operations	1.50		1.20	0.09	1.05	0.33
Less Dividends and Distributions:
Dividends from net investment income	-		(0.06)	(0.05)	(0.03)	-	(g)
Distributions from net realized gains on investments	(0.09)		-	-	(0.03)	-
Total dividends and distributions	(0.09)		(0.06)	(0.05)	(0.06)	-	(g)
Net Asset Value, end of period	$13.91		$12.50	$11.36	$11.32	$10.33
Total Return(a):	12.02%		10.59%	0.85%	10.23%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,799		$1,608	$1,411	$423	$33
Average net assets (000)	$1,634		$1,401	$1,160	$188	$16
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.99%	(e)	1.99%	1.99%	1.99%	1.99%	(e)
Expenses before waivers and/or expense reimbursement	3.80%	(e)	3.36%	4.02%	4.16%	8.95%	(e)
Net investment income (loss)	(0.07)%	(e)	0.48%	0.56%	0.32%	0.08%	(e)
Portfolio turnover rate	55%	(f)	67%	51%	45%	9%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $(0.005).

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	35

Financial Highlights (unaudited) (continued)

Class Q Shares
	September 27, 2017(b) through January 31, 2018(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	1.29
Total from investment operations	1.33
Less Dividends and Distributions:
Dividends from net investment income	(0.04)
Distributions from net realized gains on investments	(0.09)
Total dividends and distributions	(0.13)
Net asset value, end of period	$13.92
Total Return(a)	10.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets:(d)
Expense after waivers and/or expense reimbursement	0.99%	(e)
Expense before waivers and/or expense reimbursement	180.77%	(e)
Net investment income (loss)	0.80%	(e)
Portfolio turnover rate	55%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,			March 5, 2014(b) through July 31,
	2018(c)		2017(c)	2016(c)	2015	2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.52		$11.38	$11.33	$10.35	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.17	0.16	0.14	0.05
Net realized and unrealized gain (loss) on investments	1.50		1.15	0.05	1.01	0.33
Total from investment operations	1.56		1.32	0.21	1.15	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.18)	(0.16)	(0.14)	(0.03)
Distributions from net realized gains on investments	(0.09)		-	-	(0.03)	-
Total dividends and distributions	(0.16)		(0.18)	(0.16)	(0.17)	(0.03)
Net Asset Value, end of period	$13.92		$12.52	$11.38	$11.33	$10.35
Total Return(a):	12.50%		11.68%	1.95%	11.19%	3.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,670		$7,319	$6,349	$6,190	$5,299
Average net assets (000)	$7,911		$6,704	$5,935	$5,953	$5,133
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	(e)	0.99%	0.99%	0.99%	0.99%	(e)
Expenses before waivers and/or expense reimbursement	2.06%	(e)	2.36%	3.08%	3.31%	8.04%	(e)
Net investment income (loss)	0.93%	(e)	1.48%	1.49%	1.33%	1.09%	(e)
Portfolio turnover rate	55%	(f)	67%	51%	45%	9%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PJDAX	PJDCX	PJDQX	PJDZX
CUSIP	74440V823	74440V815	74440V682	74440V799

MF220E2

     PRUDENTIAL 60/40 ALLOCATION FUND

SEMIANNUAL REPORT

JANUARY 31, 2018

Objective: Seeks a balance between growth and conservation of capital.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Prudential 60/40 Allocation Fund	3

This Page Intentionally Left Blank

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 1/31/18
Since Inception* (%)
Class R6	8.90 (9/13/17)
Customized Benchmark Index	8.33
Lipper Mixed Asset Target Allocation Growth Funds Average	9.58

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Customized Benchmark Index—The Customized Benchmark is 60% S&P 500 Index and 40% Bloomberg Barclays US Bond Index.

Lipper Mixed Asset Target Allocation Growth Funds Average—Lipper Mixed Asset Target Allocation Growth Funds Average are Funds that by portfolio practice maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential 60/40 Allocation Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
Prudential QMA Large-Cap Core Equity	59.86
Prudential Total Return Bond	40.06

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential 60/40 Allocation Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential 60/40 Allocation Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual**	$1,000.00	$1,089.00	0.40%	$1.61
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2018. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 141-day period ended January 31, 2018 due to the Fund’s inception date of September 13, 2017.

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Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential QMA Large-Cap Core Equity Fund (Class Q)	472	$8,453
Prudential Total Return Bond Fund (Class Q)	392	5,657

TOTAL LONG-TERM INVESTMENTS (cost $14,178)		14,110

SHORT-TERM INVESTMENT 55.6%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $7,843)	7,843	7,843

TOTAL INVESTMENTS 155.5% (cost $22,021)(w)		21,953
Liabilities in excess of other assets (55.5)%		(7,832)

NET ASSETS 100.0%		$14,121

The following abbreviation is used in the semiannual report:

LIBOR— London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential 60/40 Allocation Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$21,953	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Large-Cap Core Equity	59.9%
Core Ultra Short Bond	55.6
Total Return Bond	40.0

155.5
Liabilities in excess of other assets	(55.5)

100.0%

See Notes to Financial Statements.

10

Statement of Assets & Liabilities

as of January 31, 2018 (unaudited)

Assets
Affiliated investments (cost $22,021)	$21,953
Receivable from Manager	8,197
Receivable for investments sold	180
Prepaid expenses	5,155

Total assets	35,485

Liabilities
Audit fee payable	8,976
Legal fees and expenses payable	6,428
Custodian and accounting fees payable	5,123
Accrued expenses and other liabilities	649
Payable for investments purchased	181
Affiliated transfer agent fee payable	7

Total liabilities	21,364

Net Assets	$14,121

Net assets were comprised of:
Shares of beneficial interest, at par	$1
Paid-in capital in excess of par	13,200

13,201
Distributions in excess of net investment income	(28)
Accumulated net realized gain on investment transactions	1,016
Net unrealized depreciation on investments	(68)

Net assets, January 31, 2018	$14,121

Class R6
Net asset value, offering price and redemption price per share, ($14,121 ÷ 1,316.6 shares of beneficial interest issued and outstanding)	$10.73

See Notes to Financial Statements.

Prudential 60/40 Allocation Fund	11

Statement of Operations (unaudited)

Period* Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$171

Expenses
Management fee	1
Legal fees and expenses	10,751
Audit fee	8,976
Custodian and accounting fees	8,856
Shareholders’ reports	5,692
Trustees’ fees	3,656
Registration fees	472
Transfer agent’s fees and expenses (including affiliated expense of $1)	5
Miscellaneous	1,779

Total expenses	40,188
Less: Management fee waiver and/or expense reimbursement	(40,190)

Net expenses	(2)

Net investment income (loss)	173

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(4)
Net capital gain distributions received	1,020

1,016

Net change in unrealized appreciation (depreciation) on investments	(68)

Net gain (loss) on investment transactions	948

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,121

*	Commencement of operations was September 13, 2017.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets (unaudited)

September 13, 2017* through January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173
Net realized gain (loss) on investment transactions	(4)
Net capital gain distributions received	1020
Net change in unrealized appreciation (depreciation) on investments	(68)

Net increase (decrease) in net assets resulting from operations	1,121

Dividends from net investment income
Class R6	(201)

Fund share transactions
Net proceeds from shares sold	13,000
Net asset value of shares issued in reinvestment of dividends and distributions	201

Net increase (decrease) in net assets from share transactions	13,201

Total increase (decrease)	14,121

Net Assets:
Beginning of period	—

End of period(a)	$14,121

(a) Includes (distributions in excess) of net investment income of:	$(28)

*	Commencement of operations.

See Notes to Financial Statements.

Prudential 60/40 Allocation Fund	13

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential 60/40 Allocation Fund, Prudential Jennison Diversified Growth Fund and Prudential Jennison Rising Dividend Fund. These financial statements relate to the Prudential 60/40 Allocation Fund (the “Fund”). The Fund commenced operations on September 13, 2017.

The investment objective of the Prudential 60/40 Allocation Fund is to seek a balance between growth and conservation of capital. Prudential 60/40 Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Prudential 60/40 Allocation Fund is typically referred to as a “Fund of Funds” because it invests in other mutual funds. Prudential 60/40 Allocation Fund may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily

14

available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Trust’s expenses are allocated to the respective fund on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees, transfer agency fees shareholder service fees, which are charged directly to the respective share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential 60/40 Allocation Fund	15

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund,

16

occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.02% of the Fund’s average daily net assets. The Fund’s management fee amount waived exceeded the management fee for the period ended January 31, 2018.

PGIM Investments has contractually agreed through November 30, 2018 to limit the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, shareholder service fees, taxes (including acquired fund taxes and taxes such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales (including acquired fund dividend and interest expense on short sales)) of each class of shares to 0.40% of the Fund’s average daily net assets. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential 60/40 Allocation Fund	17

Notes to Financial Statements (unaudited) (continued)

4. Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended January 31, 2018, were $14,644 and $462, respectively.

A summary of cost of purchases and proceeds of sales from shares of affiliated mutual funds, other than short-term investments, for the period ended January 31, 2018, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential QMA Large-Cap Core Equity Fund (Class Q)	$—	$8,925	$—	$459	$(9)	$(4)	$8,453	472	$103	$1,020
Prudential Total Return Bond Fund (Class Q)	—	5,719	—	3	(59)	—	5,657	392	—	—

	$—	$14,644	$—	$462	$(68)	$(4)	$14,110		$103	$1,020

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2018 were as follows:

Tax Basis	$22,021

Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(68)

Net Unrealized Depreciation	$(68)

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share, divided into one class, designated Class R6 shares.

18

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

At reporting period end, Prudential owned all of the shares of the Fund, with the exception of 302 Class R6 shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Period ended January 31, 2018*:
Shares sold	1,297.6	$13,000
Shares issued in reinvestment of dividends and distributions	19.0	201

Net increase (decrease) in shares outstanding	1,316.6	$13,201

*	Commencement of operations was September 13, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the period ended January 31, 2018.

Prudential 60/40 Allocation Fund	19

Financial Highlights (unaudited)

Class R6 Shares
	September 13, 2017(a) through January 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14
Net realized and unrealized gain (loss) on investment transactions	0.74
Total from investment operations	0.88
Less Dividends and Distributions:
Dividends from net investment income	(0.15)
Net asset value, end of period	$10.73
Total Return(c):	8.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14
Average net assets (000)	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.05)%	(e)
Expenses before waivers and/or expense reimbursement	795.97%	(e)
Net investment income (loss)	3.43%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

20

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

     PRUDENTIAL DAY ONE FUNDS

SEMIANNUAL REPORT

JANUARY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Seek a balance between growth and conservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Prudential Day One Funds

Prudential Day One Funds	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Day One Funds informative and useful. The report covers performance for the six-month period ended January 31, 2018.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

March 15, 2018

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	4.24	8.09	7.27
Class R2	4.28	8.33	7.49
Class R3	4.35	8.48	7.62
Class R4	4.51	8.61	7.82
Class R5	4.57	8.73	7.93
Class R6	4.63	8.54	8.14
Prudential Day One Income Custom Benchmark	4.15	7.77	8.14
Lipper Mixed-Asset Target Today Funds Average	4.26	8.90	9.31
S&P Target Date Retirement Income Index	4.55	8.96	9.11

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One Income Custom Benchmark—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target Today Funds Average—The Lipper Mixed-Asset Target Today Funds (Lipper Average) are funds that by portfolio practice, maintain a conservative mix of equity, bonds, cash, and cash equivalents designed to provide income to investors who are in or close to retirement.

S&P Target Date® Retirement Income Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	7

Prudential Day One 2010 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	4.45	8.72	7.83
Class R2	4.51	9.00	8.07
Class R3	4.56	9.16	8.21
Class R4	4.67	9.27	8.31
Class R5	4.68	9.38	8.49
Class R6	4.84	9.11	8.64
Prudential Day One 2010 Custom Benchmark	4.36	8.17	8.54
Lipper Mixed-Asset Target 2010 Funds Average	5.13	10.51	11.05
S&P Target Date 2010 Index	5.25	10.43	10.75

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2010 Custom Benchmark—The Prudential Day One 2010 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2010 Funds Average—The Lipper Mixed-Asset Target 2010 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.

S&P Target Date® 2010 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	9

Prudential Day One 2015 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.07	10.11	8.94
Class R2	5.24	10.28	9.19
Class R3	5.30	10.45	9.33
Class R4	5.31	10.46	9.34
Class R5	5.40	10.77	9.61
Class R6	5.47	10.29	9.67
Prudential Day One 2015 Custom Benchmark	5.07	9.36	9.79
Lipper Mixed-Asset Target 2015 Funds Average	5.94	11.86	12.45
S&P Target Date 2015 Index	6.06	12.06	12.52

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2015 Funds Average—The Lipper Mixed-Asset Target 2015 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2011 to December 31, 2015.

S&P Target Date® 2015 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	11

Prudential Day One 2020 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.85	11.24	9.93
Class R2	6.00	11.51	10.25
Class R3	6.05	11.66	10.39
Class R4	6.17	11.78	10.49
Class R5	6.18	11.90	10.60
Class R6	6.26	11.22	10.48
Prudential Day One 2020 Custom Benchmark	5.77	10.55	10.97
Lipper Mixed-Asset Target 2020 Funds Average	6.28	12.47	12.96
S&P Target Date 2020 Index	6.91	13.67	14.24

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date for the indicated share class.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2020 Funds Average—The Lipper Mixed-Asset Target 2020 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016 to December 31, 2020.

S&P Target Date® 2020 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	13

Prudential Day One 2025 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	7.01	13.22	11.55
Class R2	7.19	13.52	11.81
Class R3	7.24	13.78	12.04
Class R4	7.26	13.81	12.05
Class R5	7.36	13.91	12.24
Class R6	7.42	13.72	12.48
Prudential Day One 2025 Custom Benchmark	6.93	12.55	13.10
Lipper Mixed-Asset Target 2025 Funds Average	7.71	15.15	15.67
S&P Target Date 2025 Index	8.25	15.87	16.44

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2025 Funds Average—The Lipper Mixed-Asset Target 2025 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2021 to December 31, 2025.

S&P Target Date® 2025 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	15

Prudential Day One 2030 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	9.22	17.42	15.08
Class R2	9.47	17.68	15.40
Class R3	9.43	17.75	15.46
Class R4	9.45	17.88	15.58
Class R5	9.55	18.09	15.76
Class R6	9.71	17.78	16.00
Prudential Day One 2030 Custom Benchmark	9.06	16.38	16.91
Lipper Mixed-Asset Target 2030 Funds Average	9.25	17.73	18.24
S&P Target Date 2030 Index	9.54	17.96	18.51

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2030 Funds Average—The Lipper Mixed-Asset Target 2030 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

S&P Target Date® 2030 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	17

Prudential Day One 2035 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	10.68	19.53	17.10
Class R2	10.74	19.82	17.35
Class R3	10.88	20.07	17.57
Class R4	10.90	20.20	17.68
Class R5	11.01	20.32	17.79
Class R6	11.06	20.00	18.03
Prudential Day One 2035 Custom Benchmark	10.54	19.10	19.64
Lipper Mixed-Asset Target 2035 Funds Average	10.71	20.45	20.96
S&P Target Date 2035 Index	10.76	20.00	20.54

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

18	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2035 Funds Average—The Lipper Mixed-Asset Target 2035 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2031 to December 31, 2035.

S&P Target Date® 2035 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	19

Prudential Day One 2040 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	11.41	21.32	18.65
Class R2	11.47	21.61	18.89
Class R3	11.61	21.86	19.11
Class R4	11.63	22.00	19.23
Class R5	11.64	22.00	19.34
Class R6	11.79	21.79	19.58
Prudential Day One 2040 Custom Benchmark	11.33	20.71	21.30
Lipper Mixed-Asset Target 2040 Funds Average	11.39	21.48	22.00
S&P Target Date 2040 Index	11.59	21.37	21.91

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2040 Funds Average—The Lipper Mixed-Asset Target 2040 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

S&P Target Date® 2040 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	21

Prudential Day One 2045 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	11.88	22.61	19.76
Class R2	12.14	23.01	20.10
Class R3	12.18	23.04	20.23
Class R4	12.20	23.17	20.35
Class R5	12.30	23.40	20.54
Class R6	12.35	23.18	20.78
Prudential Day One 2045 Custom Benchmark	11.99	21.96	22.56
Lipper Mixed-Asset Target 2045 Funds Average	12.12	22.92	23.41
S&P Target Date 2045 Index	12.04	22.20	22.78

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2045 Funds Average—The Lipper Mixed-Asset Target 2045 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2041 to December 31, 2045.

S&P Target Date® 2045 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	23

Prudential Day One 2050 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	12.35	22.78	20.00
Class R2	12.54	23.09	20.28
Class R3	12.59	23.26	20.42
Class R4	12.60	23.39	20.53
Class R5	12.62	23.52	20.64
Class R6	12.86	23.28	20.96
Prudential Day One 2050 Custom Benchmark	12.42	22.79	23.41
Lipper Mixed-Asset Target 2050 Funds Average	12.18	22.86	23.36
S&P Target Date 2050 Index	12.36	22.86	23.51

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2050 Funds Average—The Lipper Mixed-Asset Target 2050 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.

S&P Target Date® 2050 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	25

Prudential Day One 2055 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	12.94	24.90	21.72
Class R2	13.09	25.16	22.05
Class R3	13.13	25.33	22.20
Class R4	13.24	25.56	22.40
Class R5	13.26	25.69	22.51
Class R6	13.32	25.25	22.66
Prudential Day One 2055 Custom Benchmark	13.05	23.85	24.44
Lipper Mixed-Asset Target 2055 Funds+ Average	12.57	23.73	24.16
S&P Target Date 2055+ Index	12.50	23.18	23.88

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055 Funds+ Average—The Lipper Mixed-Asset Target 2055 Funds+ Average (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2050.

S&P Target Date® 2055+ Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	27

Prudential Day One 2060 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	13.31	24.62	21.49
Class R2	13.46	24.90	21.83
Class R3	13.60	25.16	22.05
Class R4	13.72	25.30	22.17
Class R5	13.72	25.42	22.27
Class R6	13.69	24.87	22.34
Prudential Day One 2060 Custom Benchmark	13.47	24.47	25.02
Lipper Mixed-Asset Target 2055 Funds+ Average	12.57	23.73	24.16
S&P Target Date 2060+ Index	12.73	23.52	24.24

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Indexes, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055 Funds+ Average—The Lipper Mixed-Asset Target 2055 Funds+ Average (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2050.

S&P Target Date® 2060+ Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	29

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended January 31, 2018. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Funds, that you own. You should consider the additional fees that were charged to your

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Fund account over the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,042.40	1.15%	$5.92
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,042.80	0.90%	$4.63
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,043.50	0.75%	$3.86
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,045.10	0.65%	$3.35
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,045.70	0.55%	$2.84
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,046.30	0.40%	$2.06
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	31

Fees and Expenses (unaudited) (continued)

Prudential Day One 2010 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,044.50	1.15%	$5.93
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,045.10	0.90%	$4.64
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,045.60	0.75%	$3.87
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,046.70	0.65%	$3.35
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,046.80	0.55%	$2.84
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,048.40	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2015 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,050.70	1.15%	$5.94
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,052.40	0.90%	$4.66
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,053.00	0.75%	$3.88
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,053.10	0.65%	$3.36
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,054.00	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,054.70	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

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Prudential Day One 2020 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,058.50	1.15%	$5.97
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,060.00	0.90%	$4.67
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,060.50	0.75%	$3.90
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,061.70	0.65%	$3.38
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,061.80	0.55%	$2.86
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,062.60	0.40%	$2.08
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2025 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,070.10	1.15%	$6.00
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,071.90	0.90%	$4.70
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,072.40	0.75%	$3.92
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,072.60	0.65%	$3.40
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,073.60	0.55%	$2.87
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,074.20	0.40%	$2.09
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	33

Fees and Expenses (unaudited) (continued)

Prudential Day One 2030 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,092.20	1.15%	$6.06
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,094.70	0.90%	$4.75
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,094.30	0.75%	$3.96
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,094.50	0.65%	$3.43
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,095.50	0.55%	$2.90
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,097.10	0.40%	$2.11
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2035 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,106.80	1.15%	$6.11
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,107.40	0.90%	$4.78
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,108.80	0.75%	$3.99
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,109.00	0.65%	$3.46
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,110.10	0.55%	$2.93
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,110.60	0.40%	$2.13
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

34	Visit our website at pgiminvestments.com

Prudential Day One 2040 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,114.10	1.15%	$6.13
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,114.70	0.90%	$4.80
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,116.10	0.75%	$4.00
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,116.30	0.65%	$3.47
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,116.40	0.55%	$2.93
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,117.90	0.40%	$2.14
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2045 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,118.80	1.15%	$6.14
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,121.40	0.90%	$4.81
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,121.80	0.75%	$4.01
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,122.00	0.65%	$3.48
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,123.00	0.55%	$2.94
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,123.50	0.40%	$2.14
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	35

Fees and Expenses (unaudited) (continued)

Prudential Day One 2050 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,123.50	1.15%	$6.16
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,125.40	0.90%	$4.82
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,125.90	0.75%	$4.02
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,126.00	0.65%	$3.48
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,126.20	0.55%	$2.95
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,128.60	0.40%	$2.15
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2055 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,129.40	1.15%	$6.17
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,130.90	0.90%	$4.83
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,131.30	0.75%	$4.03
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,132.40	0.65%	$3.49
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,132.60	0.55%	$2.96
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,133.20	0.40%	$2.15
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

36	Visit our website at pgiminvestments.com

Prudential Day One 2060 Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,133.10	1.15%	$6.18
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,134.60	0.90%	$4.84
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,136.00	0.75%	$4.04
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,137.20	0.65%	$3.50
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,137.20	0.55%	$2.96
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,136.90	0.40%	$2.15
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund's fiscal year ending July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Day One Funds	37

Prudential Day One Income Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 90.0%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	18,872	$203,256
Prudential Core Conservative Bond Fund (Class Q)	58,159	572,862
Prudential Global Real Estate Fund (Class Q)	10,260	248,093
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	3,278	40,743
Prudential QMA International Developed Markets Index Fund (Class Q)	15,494	204,050
Prudential QMA Large-Cap Core Equity Fund (Class Q)	25,056	449,001
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	3,370	40,674
Prudential QMA US Broad Market Index Fund (Class Q)	19,040	245,045
Prudential TIPS Fund (Class Q)	108,374	1,064,229
Prudential Total Return Bond Fund (Class Q)	42,588	614,541

TOTAL LONG-TERM INVESTMENTS (cost $3,627,416)		3,682,494

SHORT-TERM INVESTMENT 10.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $418,536)	418,536	418,536

TOTAL INVESTMENTS 100.2% (cost $4,045,952)(w)		4,101,030
Liabilities in excess of other assets (0.2)%		(6,820)

NET ASSETS 100.0%		$4,094,210

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	39

Prudential Day One Income Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,101,030	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

TIPS	26.0%
Total Return Bond	15.0
Core Bond	14.0
Large Cap	11.0
Short Term	10.2
Real Estate	6.0
Broad Market	6.0
Developed Markets	5.0
Commodity	5.0%
Small Cap	1.0
Mid Cap	1.0

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

40

Prudential Day One 2010 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 90.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	24,614	$265,089
Prudential Core Conservative Bond Fund (Class Q)	81,276	800,565
Prudential Global Real Estate Fund (Class Q)	13,381	323,548
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	4,275	53,137
Prudential QMA International Developed Markets Index Fund (Class Q)	20,207	266,126
Prudential QMA Large-Cap Core Equity Fund (Class Q)	35,649	638,826
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	4,395	53,048
Prudential QMA US Broad Market Index Fund (Class Q)	24,832	319,591
Prudential TIPS Fund (Class Q)	135,906	1,334,593
Prudential Total Return Bond Fund (Class Q)	55,549	801,571

TOTAL LONG-TERM INVESTMENTS (cost $4,734,275)		4,856,094

SHORT-TERM INVESTMENT 9.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $488,331)	488,331	488,331

TOTAL INVESTMENTS 100.1% (cost $5,222,606)(w)		5,344,425
Liabilities in excess of other assets (0.1)%		(4,637)

NET ASSETS 100.0%		$5,339,788

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	41

Prudential Day One 2010 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,344,425	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

TIPS	25.0%
Total Return Bond	15.0
Core Bond	15.0
Large Cap	11.9
Short Term	9.2
Real Estate	6.0
Broad Market	6.0
Developed Markets	5.0
Commodity	5.0%
Small Cap	1.0
Mid Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

42

Prudential Day One 2015 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 90.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	31,981	$344,438
Prudential Core Conservative Bond Fund (Class Q)	91,527	901,540
Prudential Global Real Estate Fund (Class Q)	17,385	420,378
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	5,555	69,045
Prudential QMA International Developed Markets Index Fund (Class Q)	31,508	414,961
Prudential QMA Large-Cap Core Equity Fund (Class Q)	54,043	968,448
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	11,421	137,850
Prudential QMA US Broad Market Index Fund (Class Q)	37,646	484,503
Prudential TIPS Fund (Class Q)	169,530	1,664,781
Prudential Total Return Bond Fund (Class Q)	62,554	902,651

TOTAL LONG-TERM INVESTMENTS (cost $6,137,352)		6,308,595

SHORT-TERM INVESTMENT 9.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $622,863)	622,863	622,863

TOTAL INVESTMENTS 99.9% (cost $6,760,215)(w)		6,931,458
Other assets in excess of liabilities 0.1%		5,665

NET ASSETS 100.0%		$6,937,123

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	43

Prudential Day One 2015 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,931,458	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows:

TIPS	24.0%
Large Cap	13.9
Total Return Bond	13.0
Core Bond	13.0
Short Term	9.0
Broad Market	7.0
Real Estate	6.0
Developed Markets	6.0
Commodity	5.0%
Mid Cap	2.0
Small Cap	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

44

Prudential Day One 2020 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 91.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	86,435	$930,902
Prudential Core Conservative Bond Fund (Class Q)	228,332	2,249,071
Prudential Global Real Estate Fund (Class Q)	46,985	1,136,093
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	15,012	186,603
Prudential QMA International Developed Markets Index Fund (Class Q)	99,347	1,308,402
Prudential QMA Large-Cap Core Equity Fund (Class Q)	166,923	2,991,266
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	30,867	372,562
Prudential QMA US Broad Market Index Fund (Class Q)	130,812	1,683,555
Prudential TIPS Fund (Class Q)	419,992	4,124,320
Prudential Total Return Bond Fund (Class Q)	156,052	2,251,832

TOTAL LONG-TERM INVESTMENTS (cost $16,692,794)		17,234,606

SHORT-TERM INVESTMENT 8.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,492,775)	1,492,775	1,492,775

TOTAL INVESTMENTS 99.9% (cost $18,185,569)(w)		18,727,381
Other assets in excess of liabilities 0.1%		18,826

NET ASSETS 100.0%		$18,746,207

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	45

Prudential Day One 2020 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$18,727,381	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows:

TIPS	22.0%
Large Cap	15.9
Total Return Bond	12.0
Core Bond	12.0
Broad Market	9.0
Short Term	8.0
Developed Markets	7.0
Real Estate	6.0
Commodity	5.0%
Mid Cap	2.0
Small Cap	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

46

Prudential Day One 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 92.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	125,942	$1,356,398
Prudential Core Conservative Bond Fund (Class Q)	249,537	2,457,937
Prudential Global Real Estate Fund (Class Q)	68,461	1,655,386
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	21,874	271,895
Prudential QMA International Developed Markets Index Fund (Class Q)	186,116	2,451,152
Prudential QMA Large-Cap Core Equity Fund (Class Q)	304,027	5,448,162
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	44,976	542,859
Prudential QMA US Broad Market Index Fund (Class Q)	211,783	2,725,650
Prudential TIPS Fund (Class Q)	528,515	5,190,019
Prudential Total Return Bond Fund (Class Q)	227,395	3,281,315

TOTAL LONG-TERM INVESTMENTS (cost $24,475,965)		25,380,773

SHORT-TERM INVESTMENT 7.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,909,283)	1,909,283	1,909,283

TOTAL INVESTMENTS 99.9% (cost $26,385,248)(w)		27,290,056
Other assets in excess of liabilities 0.1%		20,760

NET ASSETS 100.0%		$27,310,816

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	47

Prudential Day One 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$27,290,056	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows:

Large-Cap	19.9%
TIPS	19.0
Total Return Bond	12.0
Broad Market	10.0
Core Bond	9.0
Developed Markets	9.0
Short Term	7.0
Real Estate	6.0
Commodity	5.0%
Mid-Cap	2.0
Small-Cap	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

48

Prudential Day One 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 94.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	63,986	$689,127
Prudential Core Conservative Bond Fund (Class Q)	105,636	1,040,517
Prudential Global Real Estate Fund (Class Q)	43,486	1,051,493
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	13,892	172,672
Prudential QMA Emerging Markets Equity Fund (Class Q)	12,570	174,345
Prudential QMA International Developed Markets Index Fund (Class Q)	157,594	2,075,519
Prudential QMA Large-Cap Core Equity Fund (Class Q)	260,649	4,670,839
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	42,845	517,144
Prudential QMA US Broad Market Index Fund (Class Q)	201,738	2,596,366
Prudential TIPS Fund (Class Q)	194,324	1,908,264
Prudential Total Return Bond Fund (Class Q)	108,296	1,562,708

TOTAL LONG-TERM INVESTMENTS (cost $15,684,202)		16,458,994

SHORT-TERM INVESTMENT 5.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $890,888)	890,888	890,888

TOTAL INVESTMENTS 100.1% (cost $16,575,090)(w)		17,349,882
Liabilities in excess of other assets (0.1)%		(11,426)

NET ASSETS 100.0%		$17,338,456

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	49

Prudential Day One 2030 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$17,349,882	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Large Cap	26.9%
Broad Market	15.0
Developed Markets	12.0
TIPS	11.0
Total Return Bond	9.0
Real Estate	6.0
Core Bond	6.0
Short Term	5.2
Commodity	4.0%
Mid Cap	3.0
Emerging Markets	1.0
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

50

Prudential Day One 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	64,115	$690,515
Prudential Core Conservative Bond Fund (Class Q)	88,213	868,897
Prudential Global Real Estate Fund (Class Q)	36,316	878,120
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	27,840	346,047
Prudential QMA Emerging Markets Equity Fund (Class Q)	50,380	698,771
Prudential QMA International Developed Markets Index Fund (Class Q)	184,233	2,426,353
Prudential QMA Large-Cap Core Equity (Class Q)	270,853	4,853,692
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	57,242	690,912
Prudential QMA US Broad Market Index Fund (Class Q)	229,101	2,948,527
Prudential TIPS Fund (Class Q)	123,913	1,216,830
Prudential Total Return Bond Fund (Class Q)	96,464	1,391,980

TOTAL LONG-TERM INVESTMENTS (cost $16,140,110)		17,010,644

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $367,657)	367,657	367,657

TOTAL INVESTMENTS 100.0% (cost $16,507,767)(w)		17,378,301
Liabilities in excess of other assets (0.0)%		(6,794)

NET ASSETS 100.0%		$17,371,507

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	51

Prudential Day One 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$17,378,301	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Large Cap	27.9%
Broad Market	17.0
Developed Markets	14.0
Total Return Bond	8.0
TIPS	7.0
Real Estate	5.0
Core Bond	5.0
Emerging Markets	4.0
Mid Cap	4.0%
Commodity	4.0
Short Term	2.1
Small Cap	2.0

100.0
Liabilities in excess of other assets	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

52

Prudential Day One 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	39,110	$421,214
Prudential Core Conservative Bond Fund (Class Q)	43,047	424,009
Prudential Global Real Estate Fund (Class Q)	22,151	535,608
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	16,982	211,087
Prudential QMA Emerging Markets Equity Fund (Class Q)	30,730	426,225
Prudential QMA International Developed Markets Index Fund (Class Q)	120,407	1,585,763
Prudential QMA Large-Cap Core Equity Fund (Class Q)	177,018	3,172,167
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	43,647	526,819
Prudential QMA US Broad Market Index Fund (Class Q)	147,969	1,904,356
Prudential TIPS Fund (Class Q)	43,191	424,138
Prudential Total Return Bond Fund (Class Q)	58,841	849,077

TOTAL LONG-TERM INVESTMENTS (cost $9,857,649)		10,480,463

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $117,323)	117,323	117,323

TOTAL INVESTMENTS 100.0% (cost $9,974,972)(w)		10,597,786
Liabilities in excess of other assets (0.0)%		(3,058)

NET ASSETS 100.0%		$10,594,728

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	53

Prudential Day One 2040 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,597,786	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Large Cap	29.9%
Broad Market	18.0
Developed Markets	15.0
Total Return Bond	8.0
Real Estate	5.0
Mid Cap	5.0
Emerging Markets	4.0
TIPS	4.0
Core Bond	4.0%
Commodity	4.0
Small Cap	2.0
Short Term	1.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

54

Prudential Day One 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	30,811	$331,838
Prudential Core Conservative Bond Fund (Class Q)	33,915	334,060
Prudential Global Real Estate Fund (Class Q)	23,268	562,632
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	26,759	332,614
Prudential QMA Emerging Markets Equity Fund (Class Q)	40,355	559,727
Prudential QMA International Developed Markets Index Fund (Class Q)	151,782	1,998,972
Prudential QMA Large-Cap Core Equity Fund (Class Q)	185,954	3,332,289
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	55,022	664,120
Prudential QMA US Broad Market Index Fund (Class Q)	155,438	2,000,486
Prudential TIPS Fund (Class Q)	22,685	222,771
Prudential Total Return Bond Fund (Class Q)	54,085	780,443

TOTAL LONG-TERM INVESTMENTS (cost $10,480,199)		11,119,952

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $11,852)	11,852	11,852

TOTAL INVESTMENTS 100.0% (cost $10,492,051)(w)		11,131,804
Liabilities in excess of other assets (0.0)%		(2,968)

NET ASSETS 100.0%		$11,128,836

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	55

Prudential Day One 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,131,804	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Large Cap	29.9%
Broad Market	18.0
Developed Markets	18.0
Total Return Bond	7.0
Mid Cap	6.0
Real Estate	5.0
Emerging Markets	5.0
Core Bond	3.0
Small Cap	3.0%
Commodity	3.0
TIPS	2.0
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

56

Prudential Day One 2050 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	9,507	$102,389
Prudential Core Conservative Bond Fund (Class Q)	6,976	68,716
Prudential Global Real Estate Fund (Class Q)	7,179	173,599
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	11,009	136,838
Prudential QMA Emerging Markets Equity Fund (Class Q)	14,942	207,244
Prudential QMA International Developed Markets Index Fund (Class Q)	46,832	616,783
Prudential QMA Large-Cap Core Equity (Class Q)	55,464	993,906
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	16,977	204,915
Prudential QMA US Broad Market Index Fund (Class Q)	50,625	651,542
Prudential TIPS Fund (Class Q)	3,500	34,368
Prudential Total Return Bond Fund (Class Q)	16,688	240,805

TOTAL LONG-TERM INVESTMENTS (cost $3,197,418)		3,431,105

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,003)	6,003	6,003

TOTAL INVESTMENTS 100.1% (cost $3,203,421)(w)		3,437,108
Liabilities in excess of other assets (0.1)%		(3,263)

NET ASSETS 100.0%		$3,433,845

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	57

Prudential Day One 2050 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,437,108	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Large Cap	28.9%
Broad Market	19.0
Developed Markets	18.0
Total Return Bond	7.0
Emerging Markets	6.0
Mid Cap	6.0
Real Estate	5.0
Small Cap	4.0
Commodity	3.0%
Core Bond	2.0
TIPS	1.0
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

58

Prudential Day One 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	14,165	$152,557
Prudential Global Real Estate Fund (Class Q)	10,697	258,654
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	16,402	203,880
Prudential QMA Emerging Markets Equity Fund (Class Q)	25,973	360,245
Prudential QMA International Developed Markets Index Fund (Class Q)	77,531	1,021,085
Prudential QMA Large-Cap Core Equity Fund (Class Q)	82,638	1,480,869
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	29,511	356,197
Prudential QMA US Broad Market Index Fund (Class Q)	75,429	970,765
Prudential Total Return Bond Fund (Class Q)	21,311	307,511

TOTAL LONG-TERM INVESTMENTS (cost $4,814,387)		5,111,763

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $7,001)	7,001	7,001

TOTAL INVESTMENTS 100.1% (cost $4,821,388)(w)		5,118,764
Liabilities in excess of other assets (0.1)%		(2,920)

NET ASSETS 100.0%		$5,115,844

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	59

Prudential Day One 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,118,764	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Large Cap	28.9%
Developed Markets	20.0
Broad Market	19.0
Emerging Markets	7.0
Mid Cap	7.0
Total Return Bond	6.0
Real Estate	5.0
Small Cap	4.0%
Commodity	3.0
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

60

Prudential Day One 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)	1,125	$12,112
Prudential Global Real Estate Fund (Class Q)	849	20,530
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	1,302	16,185
Prudential QMA Emerging Markets Equity Fund (Class Q)	2,356	32,683
Prudential QMA International Developed Markets Index Fund (Class Q)	6,463	85,114
Prudential QMA Large-Cap Core Equity Fund (Class Q)	6,787	121,614
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	2,343	28,277
Prudential QMA US Broad Market Index Fund (Class Q)	5,988	77,065
Prudential Total Return Bond Fund (Class Q)	846	12,209

TOTAL LONG-TERM INVESTMENTS (cost $377,091)		405,789

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $4,050)	4,050	4,050

TOTAL INVESTMENTS 100.9% (cost $381,141)(w)		409,839
Liabilities in excess of other assets (0.9)%		(3,728)

NET ASSETS 100.0%		$406,111

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

(w)	PGIM Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	61

Prudential Day One 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$409,839	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Large Cap	29.9%
Developed Markets	21.0
Broad Market Index	19.0
Emerging Markets	8.0
Mid Cap	7.0
Real Estate	5.0
Small Cap	4.0
Total Return Bond	3.0%
Commodity	3.0
Short Term	1.0

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

62

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Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $4,045,952)	$4,101,030
Due from Manager	22,416
Receivable for investments sold	12,961
Receivable for Fund shares sold	6,416
Prepaid expenses	13,582

Total assets	4,156,405

Liabilities
Custodian and accounting fees payable	17,984
Payable for investments purchased	13,746
Audit fee payable	10,182
Payable for Fund shares reacquired	9,205
Shareholders’ reports payable	5,288
Legal fees and expenses payable	3,501
Accrued expenses	1,611
Affiliated transfer agent fee payable	439
Distribution fee payable	121
Shareholder servicing fee payable	118

Total liabilities	62,195

Net Assets	$4,094,210

Net assets were comprised of:
Shares of beneficial interest, at par	$383
Paid-in capital in excess of par	3,990,085

3,990,468
Distributions in excess of net investment income	(1,866)
Accumulated net realized gain on investment transactions	50,530
Net unrealized appreciation on investments	55,078

Net assets, January 31, 2018	$4,094,210

See Notes to Financial Statements.

64

Class R1
Net asset value, offering price and redemption price per share, ($10,829 ÷ 1,013 shares of beneficial interest issued and outstanding)	$10.69

Class R2
Net asset value, offering price and redemption price per share, ($12,223 ÷ 1,143 shares of beneficial interest issued and outstanding)	$10.69

Class R3
Net asset value, offering price and redemption price per share, ($1,349,068 ÷ 126,152 shares of beneficial interest issued and outstanding)	$10.69

Class R4
Net asset value, offering price and redemption price per share, ($18,191 ÷ 1,700 shares of beneficial interest issued and outstanding)	$10.70

Class R5
Net asset value, offering price and redemption price per share, ($10,904 ÷ 1,019 shares of beneficial interest issued and outstanding)	$10.70

Class R6
Net asset value, offering price and redemption price per share, ($2,692,995 ÷ 251,498 shares of beneficial interest issued and outstanding)	$10.71

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One 2010 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $5,222,606)	$5,344,425
Due from Manager	23,029
Receivable for investments sold	6,497
Receivable for Fund shares sold	257
Prepaid expenses	14,114

Total assets	5,388,322

Liabilities
Custodian and accounting fees payable	17,937
Audit fee payable	10,183
Payable for investments purchased	9,085
Shareholders’ reports payable	5,506
Legal fees and expenses payable	3,491
Accrued expenses and other liabilities	2,020
Payable for Fund shares reacquired	182
Affiliated transfer agent fee payable	91
Shareholder servicing fee payable	20
Distribution fee payable	19

Total liabilities	48,534

Net Assets	$5,339,788

Net assets were comprised of:
Shares of beneficial interest, at par	$495
Paid-in capital in excess of par	5,130,424

5,130,919
Distributions in excess of net investment income	(4,125)
Accumulated net realized gain on investment transactions	91,175
Net unrealized appreciation on investments	121,819

Net assets, January 31, 2018	$5,339,788

See Notes to Financial Statements.

66

Class R1
Net asset value, offering price and redemption price per share, ($10,894 ÷ 1,011 shares of beneficial interest issued and outstanding)	$10.78

Class R2
Net asset value, offering price and redemption price per share, ($10,925 ÷ 1,013 shares of beneficial interest issued and outstanding)	$10.78

Class R3
Net asset value, offering price and redemption price per share, ($129,515 ÷ 12,012 shares of beneficial interest issued and outstanding)	$10.78

Class R4
Net asset value, offering price and redemption price per share, ($51,431 ÷ 4,769 shares of beneficial interest issued and outstanding)	$10.78

Class R5
Net asset value, offering price and redemption price per share, ($10,970 ÷ 1,017 shares of beneficial interest issued and outstanding)	$10.79

Class R6
Net asset value, offering price and redemption price per share, ($5,126,053 ÷ 475,069 shares of beneficial interest issued and outstanding)	$10.79

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $6,760,215)	$6,931,458
Receivable for investments sold	78,390
Due from Manager	23,290
Receivable for Fund shares sold	3,357
Prepaid expenses	16,320

Total assets	7,052,815

Liabilities
Payable for investments purchased	76,235
Custodian and accounting fees payable	18,027
Audit fee payable	10,183
Accrued expenses and other liabilities	5,570
Shareholders’ reports payable	5,382
Payable for Fund shares reacquired	192
Affiliated transfer agent fee payable	85
Shareholder servicing fee payable	10
Distribution fee payable	8

Total liabilities	115,692

Net Assets	$6,937,123

Net assets were comprised of:
Shares of beneficial interest, at par	$635
Paid-in capital in excess of par	6,658,518

6,659,153
Distributions in excess of net investment income	(6,421)
Accumulated net realized gain on investment transactions	113,148
Net unrealized appreciation on investments	171,243

Net assets, January 31, 2018	$6,937,123

See Notes to Financial Statements.

68

Class R1
Net asset value, offering price and redemption price per share, ($11,019 ÷ 1,009 shares of beneficial interest issued and outstanding)	$10.92

Class R2
Net asset value, offering price and redemption price per share, ($11,050 ÷ 1,012 shares of beneficial interest issued and outstanding)	$10.92

Class R3
Net asset value, offering price and redemption price per share, ($11,069 ÷ 1,013 shares of beneficial interest issued and outstanding)	$10.92

Class R4
Net asset value, offering price and redemption price per share, ($65,596 ÷ 6,010 shares of beneficial interest issued and outstanding)	$10.91

Class R5
Net asset value, offering price and redemption price per share, ($11,095 ÷ 1,015 shares of beneficial interest issued and outstanding)	$10.93

Class R6
Net asset value, offering price and redemption price per share, ($6,827,294 ÷ 625,167 shares of beneficial interest issued and outstanding)	$10.92

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $18,185,569)	18,727,381
Receivable for investments sold	224,445
Due from Manager	24,402
Receivable for Fund shares sold	6,597
Prepaid expenses	11,097

Total assets	18,993,922

Liabilities
Payable for investments purchased	214,203
Custodian and accounting fees payable	18,057
Accrued expenses and other liabilities	11,418
Legal fees and expenses payable	3,488
Payable for Fund shares reacquired	239
Affiliated transfer agent fee payable	141
Shareholder servicing fee payable	90
Distribution fee payable	79

Total liabilities	247,715

Net Assets	$18,746,207

Net assets were comprised of:
Shares of beneficial interest, at par	$1,702
Paid-in capital in excess of par	17,889,771

17,891,473
Distributions in excess of net investment income	(24,063)
Accumulated net realized gain on investment transactions	336,985
Net unrealized appreciation on investments	541,812

Net assets, January 31, 2018	$18,746,207

See Notes to Financial Statements.

70

Class R1
Net asset value, offering price and redemption price per share, ($11,134 ÷ 1,009 shares of beneficial interest issued and outstanding)	$11.04

Class R2
Net asset value, offering price and redemption price per share, ($31,393 ÷ 2,842 shares of beneficial interest issued and outstanding)	$11.05

Class R3
Net asset value, offering price and redemption price per share, ($801,517 ÷ 72,538 shares of beneficial interest issued and outstanding)	$11.05

Class R4
Net asset value, offering price and redemption price per share, ($203,027 ÷ 18,381 shares of beneficial interest issued and outstanding)	$11.05

Class R5
Net asset value, offering price and redemption price per share, ($11,211 ÷ 1,015 shares of beneficial interest issued and outstanding)	$11.05

Class R6
Net asset value, offering price and redemption price per share, ($17,687,925 ÷ 1,605,803 shares of beneficial interest issued and outstanding)	$11.02

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Investments at value:
Affiliated investments (cost $26,385,248)	$27,290,056
Receivable for investments sold	455,818
Due from Manager	24,639
Receivable for Fund shares sold	16,013
Prepaid expenses	14,397

Total assets	27,800,923

Liabilities
Payable for investments purchased	325,118
Payable for Fund shares reacquired	125,539
Accrued expenses and other liabilities	18,964
Custodian and accounting fees payable	18,103
Affiliated transfer agent fee payable	1,251
Distribution fee payable	674
Shareholder servicing fee payable	458

Total liabilities	490,107

Net Assets	$27,310,816

Net assets were comprised of:
Shares of beneficial interest, at par	$2,430
Paid-in capital in excess of par	25,822,804

25,825,234
Distributions in excess of net investment income	(66,952)
Accumulated net realized gain on investment transactions	647,726
Net unrealized appreciation on investments	904,808

Net assets, January 31, 2018	$27,310,816

See Notes to Financial Statements.

72

Class R1
Net asset value, offering price and redemption price per share, ($658,864 ÷ 58,716 shares of beneficial interest issued and outstanding)	$11.22

Class R2
Net asset value, offering price and redemption price per share, ($30,000 ÷ 2,673 shares of beneficial interest issued and outstanding)	$11.22

Class R3
Net asset value, offering price and redemption price per share, ($4,655,827 ÷ 414,619 shares of beneficial interest issued and outstanding)	$11.23

Class R4
Net asset value, offering price and redemption price per share, ($110,957 ÷ 9,885 shares of beneficial interest issued and outstanding)	$11.22

Class R5
Net asset value, offering price and redemption price per share, ($17,558 ÷ 1,564 shares of beneficial interest issued and outstanding)	$11.23

Class R6
Net asset value, offering price and redemption price per share, ($21,837,610 ÷ 1,942,565 shares of beneficial interest issued and outstanding)	$11.24

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $16,575,090)	$17,349,882
Receivable for investments sold	108,266
Due from Manager	23,973
Prepaid expenses	15,146
Receivable for Fund shares sold	3,192

Total assets	17,500,459

Liabilities
Payable for Fund shares reacquired	89,080
Payable for investments purchased	33,177
Custodian and accounting fees payable	18,111
Audit fee payable	10,183
Accrued expenses and other liabilities	5,544
Shareholders’ reports payable	5,332
Affiliated transfer agent fee payable	353
Shareholder servicing fee payable	145
Distribution fee payable	78

Total liabilities	162,003

Net Assets	$17,338,456

Net assets were comprised of:
Shares of beneficial interest, at par	$1,491
Paid-in capital in excess of par	16,090,275

16,091,766
Distributions in excess of net investment income	(51,038)
Accumulated net realized gain on investment transactions	522,936
Net unrealized appreciation on investments	774,792

Net assets, January 31, 2018	$17,338,456

See Notes to Financial Statements.

74

Class R1
Net asset value, offering price and redemption price per share, ($15,320 ÷ 1,319 shares of beneficial interest issued and outstanding)	$11.61

Class R2
Net asset value, offering price and redemption price per share, ($120,064 ÷ 10,336 shares of beneficial interest issued and outstanding)	$11.62

Class R3
Net asset value, offering price and redemption price per share, ($559,867 ÷ 48,204 shares of beneficial interest issued and outstanding)	$11.61

Class R4
Net asset value, offering price and redemption price per share, ($1,030,137 ÷ 88,693 shares of beneficial interest issued and outstanding)	$11.61

Class R5
Net asset value, offering price and redemption price per share, ($138,931 ÷ 11,959 shares of beneficial interest issued and outstanding)	$11.62

Class R6
Net asset value, offering price and redemption price per share, ($15,474,137 ÷ 1,330,795 shares of beneficial interest issued and outstanding)	$11.63

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $16,507,767)	$17,378,301
Receivable for investments sold	119,002
Due from Manager	24,157
Receivable for Fund shares sold	13,244
Prepaid expenses	15,083

Total assets	17,549,787

Liabilities
Payable for Fund shares reacquired	84,682
Payable for investments purchased	54,605
Custodian and accounting fees payable	18,791
Audit fee payable	10,183
Shareholders’ reports	4,938
Accrued expenses and other liabilities	2,938
Affiliated transfer agent fee payable	1,284
Distribution fee payable	430
Shareholder servicing fee payable	429

Total liabilities	178,280

Net Assets	$17,371,507

Net assets were comprised of:
Shares of beneficial interest, at par	$1,469
Paid-in capital in excess of par	15,980,120

15,981,589
Distributions in excess of net investment income	(93,138)
Accumulated net realized gain on investment transactions	612,522
Net unrealized appreciation on investments	870,534

Net assets, January 31, 2018	$17,371,507

See Notes to Financial Statements.

76

Class R1
Net asset value, offering price and redemption price per share, ($11,966 ÷ 1,013 shares of beneficial interest issued and outstanding)	$11.81

Class R2
Net asset value, offering price and redemption price per share, ($13,024 ÷ 1,102 shares of beneficial interest issued and outstanding)	$11.81

Class R3
Net asset value, offering price and redemption price per share, ($5,122,543 ÷ 433,228 shares of beneficial interest issued and outstanding)	$11.82

Class R4
Net asset value, offering price and redemption price per share, ($45,025 ÷ 3,808 shares of beneficial interest issued and outstanding)	$11.82

Class R5
Net asset value, offering price and redemption price per share, ($12,045 ÷ 1,019 shares of beneficial interest issued and outstanding)	$11.82

Class R6
Net asset value, offering price and redemption price per share, ($12,166,904 ÷ 1,028,887 shares of beneficial interest issued and outstanding)	$11.83

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2040 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $9,974,972)	$10,597,786
Receivable for investments sold	26,591
Due from Manager	23,907
Receivable for Fund shares sold	17,283
Prepaid expenses	14,083

Total assets	10,679,650

Liabilities
Payable for investments purchased	45,253
Custodian and accounting fees payable	18,062
Audit fee payable	10,183
Shareholders’ reports payable	5,302
Legal fees and expenses payable	3,489
Accrued expenses and other liabilities	2,029
Payable for Fund shares reacquired	385
Affiliated transfer agent fee payable	146
Shareholder servicing fee payable	40
Distribution fee payable	33

Total liabilities	84,922

Net Assets	$10,594,728

Net assets were comprised of:
Shares of beneficial interest, at par	$884
Paid-in capital in excess of par	9,656,084

9,656,968
Distributions in excess of net investment income	(64,029)
Accumulated net realized gain on investment transactions	378,975
Net unrealized appreciation on investments	622,814

Net assets, January 31, 2018	$10,594,728

See Notes to Financial Statements.

78

Class R1
Net asset value, offering price and redemption price per share, ($12,141 ÷ 1,014 shares of beneficial interest issued and outstanding)	$11.97

Class R2
Net asset value, offering price and redemption price per share, ($15,637 ÷ 1,306 shares of beneficial interest issued and outstanding)	$11.97

Class R3
Net asset value, offering price and redemption price per share, ($312,008 ÷ 26,052 shares of beneficial interest issued and outstanding)	$11.98

Class R4
Net asset value, offering price and redemption price per share, ($138,337 ÷ 11,549 shares of beneficial interest issued and outstanding)	$11.98

Class R5
Net asset value, offering price and redemption price per share, ($12,548 ÷ 1,047 shares of beneficial interest issued and outstanding)	$11.98

Class R6
Net asset value, offering price and redemption price per share, ($10,104,057 ÷ 842,948 shares of beneficial interest issued and outstanding)	$11.99

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $10,492,051)	$11,131,804
Due from Manager	23,452
Receivable for Fund shares sold	19,381
Receivable for investments sold	17,177
Prepaid expenses	13,073

Total assets	11,204,887

Liabilities
Payable for investments purchased	36,180
Custodian and accounting fees payable	18,078
Audit fee payable	10,183
Shareholders’ reports payable	4,968
Legal fees and expenses payable	3,489
Affiliated transfer agent fee payable	1,339
Payable for Fund shares reacquired	485
Shareholder servicing fee payable	467
Distribution fee payable	440
Accrued expenses and other liabilities	422

Total liabilities	76,051

Net Assets	$11,128,836

Net assets were comprised of:
Shares of beneficial interest, at par	$920
Paid-in capital in excess of par	10,150,999

10,151,919
Distributions in excess of net investment income	(72,576)
Accumulated net realized gain on investment transactions	409,740
Net unrealized appreciation on investments	639,753

Net assets, January 31, 2018	$11,128,836

See Notes to Financial Statements.

80

Class R1
Net asset value, offering price and redemption price per share, ($12,277 ÷ 1,016 shares of beneficial interest issued and outstanding)	$12.08

Class R2
Net asset value, offering price and redemption price per share, ($16,264 ÷ 1,345 shares of beneficial interest issued and outstanding)	$12.09

Class R3
Net asset value, offering price and redemption price per share, ($5,175,223 ÷ 428,092 shares of beneficial interest issued and outstanding)	$12.09

Class R4
Net asset value, offering price and redemption price per share, ($393,811 ÷ 32,573 shares of beneficial interest issued and outstanding)	$12.09

Class R5
Net asset value, offering price and redemption price per share, ($14,616 ÷ 1,208 shares of beneficial interest issued and outstanding)	$12.10

Class R6
Net asset value, offering price and redemption price per share, ($5,516,645 ÷ 455,480 shares of beneficial interest issued and outstanding)	$12.11

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $3,203,421)	$3,437,108
Due from Manager	23,008
Receivable for Fund shares sold	8,134
Receivable for investments sold	5,186
Prepaid expenses	13,072

Total assets	3,486,508

Liabilities
Custodian and accounting fees payable	18,060
Payable for investments purchased	13,051
Audit fee payable	10,183
Shareholders’ reports payable	5,274
Legal fees and expenses payable	3,489
Accrued expenses and other liabilities	1,987
Payable for Fund shares reacquired	365
Affiliated transfer agent fee payable	148
Distribution fee payable	72
Shareholder servicing fee payable	34

Total liabilities	52,663

Net Assets	$3,433,845

Net assets were comprised of:
Shares of beneficial interest, at par	$283
Paid-in capital in excess of par	3,091,104

3,091,387
Distributions in excess of net investment income	(25,704)
Accumulated net realized gain on investment transactions	134,475
Net unrealized appreciation on investments	233,687

Net assets, January 31, 2018	$3,433,845

See Notes to Financial Statements.

82

Class R1
Net asset value, offering price and redemption price per share, ($127,532 ÷ 10,544 shares of beneficial interest issued and outstanding)	$12.10

Class R2
Net asset value, offering price and redemption price per share, ($32,499 ÷ 2,686 shares of beneficial interest issued and outstanding)	$12.10

Class R3
Net asset value, offering price and redemption price per share, ($147,506 ÷ 12,190 shares of beneficial interest issued and outstanding)	$12.10

Class R4
Net asset value, offering price and redemption price per share, ($101,879 ÷ 8,419 shares of beneficial interest issued and outstanding)	$12.10

Class R5
Net asset value, offering price and redemption price per share, ($12,524 ÷ 1,035 shares of beneficial interest issued and outstanding)	$12.10

Class R6
Net asset value, offering price and redemption price per share, ($3,011,905 ÷ 248,452 shares of beneficial interest issued and outstanding)	$12.12

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $4,821,388)	$5,118,764
Due from Manager	23,021
Receivable for Fund shares sold	14,045
Receivable for investments sold	7,503
Prepaid expenses	13,073

Total assets	5,176,406

Liabilities
Payable for investments purchased	21,230
Custodian and accounting fees payable	18,028
Audit fee payable	10,183
Shareholders’ reports payable	5,061
Legal fees and expenses payable	3,489
Accrued expenses and other liabilities	1,285
Affiliated transfer agent fee payable	663
Distribution fee payable	212
Shareholder servicing fee payable	211
Payable for Fund shares reacquired	200

Total liabilities	60,562

Net Assets	$5,115,844

Net assets were comprised of:
Shares of beneficial interest, at par	$415
Paid-in capital in excess of par	4,659,358

4,659,773
Distributions in excess of net investment income	(38,040)
Accumulated net realized gain on investment transactions	196,735
Net unrealized appreciation on investments	297,376

Net assets, January 31, 2018	$5,115,844

See Notes to Financial Statements.

84

Class R1
Net asset value, offering price and redemption price per share, ($12,506 ÷ 1,017 shares of beneficial interest issued and outstanding)	$12.30

Class R2
Net asset value, offering price and redemption price per share, ($22,953 ÷ 1,864 shares of beneficial interest issued and outstanding)	$12.31

Class R3
Net asset value, offering price and redemption price per share, ($2,438,498 ÷ 198,094 shares of beneficial interest issued and outstanding)	$12.31

Class R4
Net asset value, offering price and redemption price per share, ($58,848 ÷ 4,778 shares of beneficial interest issued and outstanding)	$12.32

Class R5
Net asset value, offering price and redemption price per share, ($13,640 ÷ 1,107 shares of beneficial interest issued and outstanding)	$12.32

Class R6
Net asset value, offering price and redemption price per share, ($2,569,399 ÷ 208,613 shares of beneficial interest issued and outstanding)	$12.32

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Affiliated investments (cost $381,141)	$409,839
Due from Manager	22,601
Receivable for Fund shares sold	4,336
Receivable for investments sold	1,144
Prepaid expenses	13,073

Total assets	450,993

Liabilities
Custodian and accounting fees payable	17,979
Audit fee payable	10,183
Shareholders’ reports payable	5,580
Payable for investments purchased	5,286
Legal fees and expenses payable	3,489
Accrued expenses and other liabilities	2,044
Payable for Fund shares reacquired	187
Affiliated transfer agent fee payable	109
Distribution fee payable	15
Shareholder servicing fee payable	10

Total liabilities	44,882

Net Assets	$406,111

Net assets were comprised of:
Shares of beneficial interest, at par	$33
Paid-in capital in excess of par	364,607

364,640
Distributions in excess of net investment income	(4,001)
Accumulated net realized gain on investment transactions	16,774
Net unrealized appreciation on investments	28,698

Net assets, January 31, 2018	$406,111

See Notes to Financial Statements.

86

Class R1
Net asset value, offering price and redemption price per share, ($12,480 ÷ 1,016 shares of beneficial interest issued and outstanding)	$12.28

Class R2
Net asset value, offering price and redemption price per share, ($15,229 ÷ 1,240 shares of beneficial interest issued and outstanding)	$12.28

Class R3
Net asset value, offering price and redemption price per share, ($81,976 ÷ 6,672 shares of beneficial interest issued and outstanding)	$12.29

Class R4
Net asset value, offering price and redemption price per share, ($12,630 ÷ 1,028 shares of beneficial interest issued and outstanding)	$12.29

Class R5
Net asset value, offering price and redemption price per share, ($13,557 ÷ 1,103 shares of beneficial interest issued and outstanding)	$12.29

Class R6
Net asset value, offering price and redemption price per share, ($270,239 ÷ 22,000 shares of beneficial interest issued and outstanding)	$12.28

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One Income Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$40,991

Expenses
Management fee	310
Distribution fee(a)	699
Shareholder servicing fee(a)	677
Registration fees(a)	49,689
Custodian and accounting fees	32,016
Audit fee	10,183
Legal fees and expenses	8,920
Trustees’ fees	5,287
Shareholders’ reports	3,824
Transfer agent’s fees and expenses (affiliated expense of $729)(a)	729
Miscellaneous	4,999

Total expenses	117,333
Less: Management fee waiver and/or expense reimbursement(a)	(117,627)

Net expenses	(294)

Net investment income (loss)	41,285

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(7,301)
Net capital gain distributions received	60,710

53,409

Net change in unrealized appreciation (depreciation) on investments	45,027

Net gain (loss) on investment transactions	98,436

Net Increase (Decrease) In Net Assets Resulting From Operations	$139,721

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	27	15	657	—	—	—
Shareholder servicing fee	6	6	656	9	—	—
Transfer Agency fees and expenses	31	53	467	52	30	96
Registration fees	8,282	8,282	8,282	8,281	8,281	8,281
Management fee waiver and/or expense reimbursement	(8,541)	(8,592)	(36,850)	(8,712)	(8,541)	(46,391)

See Notes to Financial Statements.

88

Prudential Day One 2010 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$59,811

Expenses
Management fee	495
Distribution fee(a)	67
Shareholder servicing fee(a)	62
Registration fees(a)	50,119
Custodian and accounting fees	32,098
Audit fee	10,183
Legal fees and expenses	8,910
Trustees’ fees	5,266
Shareholders’ reports	3,783
Transfer agent’s fees and expenses (affiliated expense of $214)(a)	266
Miscellaneous	4,986

Total expenses	116,235
Less: Management fee waiver and/or expense reimbursement(a)	(120,755)

Net expenses	(4,520)

Net investment income (loss)	64,331

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	20,513
Net capital gain distributions received	78,654

99,167

Net change in unrealized appreciation (depreciation) on investments	66,380

Net gain (loss) on investment transactions	165,547

Net Increase (Decrease) In Net Assets Resulting From Operations	$229,878

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	27	13	27	—	—	—
Shareholder servcing fee	6	6	27	23	—	—
Registration fees	8,345	8,345	8,345	8,345	8,345	8,394
Transfer Agency fees and expenses	28	20	21	62	28	107
Management fee waiver and/or expense reimbursement	(8,519)	(8,510)	(9,155)	(9,022)	(8,519)	(77,030)

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2015 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$75,823

Expenses
Management fee	591
Distribution fee(a)	46
Shareholder servicing fee(a)	48
Registration fees(a)	50,242
Custodian and accounting fees	32,080
Audit fee	10,183
Legal fees and expenses	8,910
Trustees’ fees	5,266
Shareholders’ reports	3,807
Transfer agent’s fees and expenses (affiliated expense of $226)(a)	283
Miscellaneous	4,935

Total expenses	116,391
Less: Management fee waiver and/or expense reimbursement(a)	(121,497)

Net expenses	(5,106)

Net investment income (loss)	80,929

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(3,352)
Net capital gain distributions received	123,774

120,422

Net change in unrealized appreciation (depreciation) on investments	108,253

Net gain (loss) on investment transactions	228,675

Net Increase (Decrease) In Net Assets Resulting From Operations	$309,604

(a)	Class specific expenses were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	27	13	6	—	—	—
Shareholder servicing fee	6	6	6	30	—	—
Registration fees	8,345	8,345	8,345	8,345	8,345	8,517
Transfer Agency fees and expenses	29	21	21	68	30	114
Management fee waiver and/or expense reimbursement	(8,496)	(8,487)	(8,489)	(9,079)	(8,497)	(78,449)

See Notes to Financial Statements.

90

Prudential Day One 2020 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$198,933

Expenses
Management fee	1,497
Distribution fee(a)	253
Shareholder servicing fee(a)	309
Registration fees(a)	50,280
Custodian and accounting fees	32,220
Audit fee	10,183
Legal fees and expenses	8,910
Trustees’ fees	5,270
Shareholders’ reports	3,845
Transfer agent’s fees and expenses (affiliated expense of $382)(a)	472
Miscellaneous	4,968

Total expenses	118,207
Less: Management fee waiver and/or expense reimbursement(a)	(130,000)

Net expenses	(11,793)

Net investment income (loss)	210,726

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(45,884)
Net capital gain distributions received	396,521

350,637

Net change in unrealized appreciation (depreciation) on investments	350,381

Net gain (loss) on investment transactions	701,018

Net Increase (Decrease) In Net Assets Resulting From Operations	$911,744

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	27	30	196	—	—	—
Shareholder servicing fee	6	12	196	95	—	—
Registration fees	8,345	8,345	8,345	8,345	8,344	8,556
Transfer Agency fees and expenses	29	21	37	255	23	107
Management fee waiver and/or expense reimbursement	(8,424)	(8,474)	(10,081)	(9,475)	(8,418)	(85,128)

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2025 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$298,023

Expenses
Management fee	2,238
Distribution fee(a)	3,727
Shareholder servicing fee(a)	2,530
Registration fees(a)	50,134
Custodian and accounting fees	32,358
Audit fee	10,183
Legal fees and expenses	8,911
Trustees’ fees	5,278
Shareholders’ reports	3,920
Transfer agent’s fees and expenses (affiliated expenses of $1,839)(a)	1,839
Miscellaneous	4,919

Total expenses	126,037
Less: Management fee waiver and/or expense reimbursement(a)	(134,026)

Net expenses	(7,989)

Net investment income (loss)	306,012

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(40,021)
Net capital gain distributions received	695,392

655,371

Net change in unrealized appreciation (depreciation) on investments	686,719

Net gain (loss) on investment transactions	1,342,090

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,648,102

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	1,576	27	2,124	—	—	—
Shareholder servicing fee	315	11	2,124	80	—	—
Registration fees	8,345	8,345	8,345	8,345	8,344	8,410
Transfer Agency fees and expenses	161	19	1,330	180	35	114
Management fee waiver and/or expense reimbursement	(10,457)	(8,430)	(22,820)	(9,028)	(8,432)	(74,859)

See Notes to Financial Statements.

92

Prudential Day One 2030 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$190,987

Expenses
Management fee	1,350
Distribution fee(a)	275
Shareholder servicing fee(a)	649
Registration fees(a)	50,176
Custodian and accounting fees	32,211
Audit fee	10,183
Legal fees and expenses	8,910
Trustees’ fees	5,270
Shareholders’ reports	3,832
Transfer agent’s fees and expenses (affiliated expense of $863)(a)	863
Miscellaneous	4,919

Total expenses	118,638
Less: Management fee waiver and/or expense reimbursement(a)	(125,907)

Net expenses	(7,269)

Net investment income (loss)	198,256

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(52,182)
Net capital gain distributions received	581,137

528,955

Net change in unrealized appreciation (depreciation) on investments	550,032

Net gain (loss) on investment transactions	1,078,987

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,277,243

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	38	109	128	—	—	—
Shareholder servicing fee	8	44	128	469
Registration fees	8,345	8,345	8,345	8,345	8,344	8,452
Transfer Agency fees and expenses	26	40	33	656	14	94
Management fee waiver and/or expense reimbursement	(8,444)	(8,800)	(9,583)	(13,574)	(8,700)	(76,806)

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2035 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$201,784

Expenses
Management fee	1,416
Distribution fee(a)	2,304
Shareholder servicing fee(a)	2,295
Registration fees(a)	50,298
Custodian and accounting fees	31,899
Audit fee	10,183
Legal fees and expenses	8,908
Trustees’ fees	5,263
Shareholders’ reports	3,903
Transfer agent’s fees and expenses (affiliated expense of $1,672)(a)	1,672
Miscellaneous	4,906

Total expenses	123,047
Less: Management fee waiver and/or expense reimbursement(a)	(126,910)

Net expenses	(3,863)

Net investment income (loss)	205,647

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(29,783)
Net capital gain distributions received	645,426

615,643

Net change in unrealized appreciation (depreciation) on investments	704,254

Net gain (loss) on investment transactions	1,319,897

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,525,544

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	31	15	2,258	—	—	—
Shareholder servicing fee	6	6	2,258	25	—	—
Registration fees	8,367	8,367	8,366	8,366	8,366	8,466
Transfer Agency fees and expenses	35	23	1,410	71	26	107
Management fee waiver and/or expense reimbursement	(8,462)	(8,444)	(31,435)	(8,677)	(8,446)	(61,446)

See Notes to Financial Statements.

94

Prudential Day One 2040 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$119,888

Expenses
Management fee	808
Distribution fee(a)	119
Shareholder service fee(a)	149
Registration fees(a)	50,248
Custodian and accounting fees	32,121
Audit fee	10,183
Legal fees and expenses	8,908
Trustees’ fees	5,259
Shareholders’ reports	3,843
Transfer agent’s fees and expenses (affiliated expense of $357)(a)	360
Miscellaneous	4,908

Total expenses	116,906
Less: Management fee waiver and/or expense reimbursement(a)	(123,554)

Net expenses	(6,648)

Net investment income (loss)	126,536

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(8,996)
Net capital gain distributions received	391,795

382,799

Net change in unrealized appreciation (depreciation) on investments	442,012

Net gain (loss) on investment transactions	824,811

Net Increase (Decrease) In Net Assets Resulting From Operations	$951,347

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	29	17	73	—	—	—
Shareholder servcing fee	6	7	73	63	—	—
Registration fees	8,367	8,366	8,366	8,366	8,366	8,417
Transfer Agency fees and expenses	31	36	37	119	33	104
Management fee waiver and/or expense reimbursement	(8,493)	(8,516)	(9,566)	(9,541)	(8,497)	(78,941)

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2045 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$129,620

Expenses
Management fee	908
Distribution fee(a)	2,251
Shareholder servicing fee(a)	2,373
Registration fees(a)	50,198
Custodian and accounting fees	32,137
Audit fee	10,183
Legal fees and expenses	8,908
Trustees’ fees	5,259
Shareholders’ reports	3,906
Transfer agent’s fees and expenses (affiliated expense of $1,716)(a)	1,716
Miscellaneous	4,906

Total expenses	122,745
Less: Management fee waiver and/or expense reimbursement(a)	(122,767)

Net expenses	(22)

Net investment income (loss)	129,642

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(15,688)
Net capital gain distributions received	429,060

413,372

Net change in unrealized appreciation (depreciation) on investments	538,151

Net gain (loss) on investment transactions	951,523

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,081,165

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	29	17	2,205	—	—	—
Shareholder servicing fee	6	7	2,205	155	—	—
Transfer Agency fees and expenses	26	60	1,295	206	41	88
Registration fees	8,367	8,367	8,366	8,366	8,366	8,366
Management fee waiver and/or expense reimbursement	(8,478)	(8,529)	(42,465)	(10,872)	(8,504)	(43,919)

See Notes to Financial Statements.

96

Prudential Day One 2050 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$41,326

Expenses
Management fee	289
Distribution fee(a)	359
Shareholder servicing fee(a)	151
Registration fees(a)	50,198
Custodian and accounting fees	32,030
Audit fee	10,183
Legal fees and expenses	8,908
Trustees’ fees	5,259
Shareholders’ reports	3,839
Transfer agent’s fees and expenses (affiliated expense of $356)(a)	374
Miscellaneous	4,904

Total expenses	116,494
Less: Management fee waiver and/or expense reimbursement(a)	(118,492)

Net expenses	(1,998)

Net investment income (loss)	43,324

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(135)
Net capital gain distributions received	138,942

138,807

Net change in unrealized appreciation (depreciation) on investments	171,248

Net gain (loss) on investment transactions	310,055

Net Increase (Decrease) In Net Assets Resulting From Operations	$353,379

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	292	30	37	—	—	—
Shareholder servcing fee	58	12	37	44	—	—
Registration fees	8,366	8,366	8,366	8,366	8,367	8,367
Transfer Agency fees and expenses	50	67	37	87	29	104
Management fee waiver and/or expense reimbursement	(11,085)	(8,978)	(10,106)	(10,450)	(8,660)	(69,213)

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2055 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$59,096

Expenses
Management fee	397
Distribution fee(a)	1,101
Shareholder servicing fee(a)	1,090
Registration fees(a)	50,198
Custodian and accounting fees	32,057
Audit fee	10,183
Legal fees and expenses	8,908
Trustees’ fees	5,259
Shareholders’ reports	3,883
Transfer agent’s fees and expenses (affiliated expenses of $870)(a)	870
Miscellaneous	4,906

Total expenses	118,852
Less: Management fee waiver and/or expense reimbursement(a)	(118,652)

Net expenses	200

Net investment income (loss)	58,896

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(7,334)
Net capital gain distributions received	204,550

197,216

Net change in unrealized appreciation (depreciation) on investments	259,117

Net gain (loss) on investment transactions	456,333

Net Increase (Decrease) In Net Assets Resulting From Operations	$515,229

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	29	23	1,049	—	—	—
Shareholder servicing fee	6	9	1,049	26	—	—
Registration fees	8,366	8,366	8,367	8,366	8,366	8,367
Transfer Agency fees and expenses	29	28	634	52	30	97
Management fee waiver and/or expense reimbursement	(8,592)	(8,709)	(44,193)	(9,279)	(8,600)	(39,279)

See Notes to Financial Statements.

98

Prudential Day One 2060 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$5,508

Expenses
Management fee	30
Distribution fee(a)	72
Shareholder servicing fee(a)	45
Registration fees(a)	50,198
Custodian and accounting fees	32,001
Audit fee	10,183
Legal fees and expenses	8,908
Trustees’ fees	5,259
Shareholders’ reports	3,767
Transfer agent’s fees and expenses (affiliated expense of $265)(a)	292
Miscellaneous	4,905

Total expenses	115,660
Less: Management fee waiver and/or expense reimbursement(a)	(115,748)

Net expenses	(88)

Net investment income (loss)	5,596

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(3,213)
Net capital gain distributions received	20,098

16,885

Net change in unrealized appreciation (depreciation) on investments	21,333

Net gain (loss) on investment transactions	38,218

Net Increase (Decrease) In Net Assets Resulting From Operations	$43,814

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	29	16	27	—	—	—
Shareholder servicing fee	6	6	27	6	—	—
Registration fees	8,366	8,366	8,367	8,366	8,366	8,367
Transfer Agency fees and expenses	32	26	38	38	31	127
Management fee waiver and/or expense reimbursement	(11,151)	(11,354)	(20,048)	(11,175)	(11,167)	(50,853)

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,285	$3,186
Net realized gain (loss) on investment transactions	(7,301)	(1,760)
Net capital gain distributions received	60,710	258
Net change in unrealized appreciation (depreciation) on investments	45,027	10,051

Net increase (decrease) in net assets resulting from operations	139,721	11,735

Dividends and Distributions
Dividends from net investment income
Class R1	(104)	(29)
Class R2	(133)	(39)
Class R3	(15,247)	(46)
Class R4	(220)	(83)
Class R5	(139)	(57)
Class R6	(28,904)	(1,339)

	(44,747)	(1,593)

Distributions from net realized gains
Class R1	(4)	—
Class R2	(5)	—
Class R3	(497)	—
Class R4	(7)	—
Class R5	(4)	—
Class R6	(860)	—

	(1,377)	—

Fund share transactions
Net proceeds from shares sold	2,224,535	2,630,195
Net asset value of shares issued in reinvestment of dividends and distributions	46,123	1,593
Cost of shares reacquired	(309,164)	(602,811)

Net increase (decrease) in net assets from Fund share transactions	1,961,494	2,028,977

Total increase (decrease)	2,055,091	2,039,119

Net Assets:
Beginning of period	2,039,119	—

End of period(a)	$4,094,210	$2,039,119

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(1,866)	$1,596

*	Commencement of operations.

See Notes to Financial Statements.

100

Prudential Day One 2010 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,331	$6,998
Net realized gain (loss) on investment transactions	20,513	(641)
Net capital gain distributions received	78,654	281
Net change in unrealized appreciation (depreciation) on investments	66,380	55,439

Net increase (decrease) in net assets resulting from operations	229,878	62,077

Dividends and Distributions
Dividends from net investment income
Class R1	(95)	—
Class R2	(122)	—
Class R3	(2,100)	—
Class R4	(623)	—
Class R5	(160)	—
Class R6	(72,357)	—

	(75,457)	—

Distributions from net realized gains
Class R1	(18)	—
Class R2	(18)	—
Class R3	(269)	—
Class R4	(74)	—
Class R5	(18)	—
Class R6	(7,235)	—

	(7,632)	—

Fund share transactions
Net proceeds from shares sold	2,018,712	4,488,653
Net asset value of shares issued in reinvestment of dividends and distributions	83,090	—
Cost of shares reacquired	(1,428,902)	(30,631)

Net increase (decrease) in net assets from share transactions	672,900	4,458,022

Total increase (decrease)	819,689	4,520,099

Net Assets:
Beginning of period	4,520,099	—

End of period(a)	$5,339,788	$4,520,099

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(4,125)	$7,001

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2015 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,929	$8,695
Net realized gain (loss) on investment transactions	(3,352)	1,152
Net capital gain distributions received	123,774	352
Net change in unrealized appreciation (depreciation) on investments	108,253	62,990

Net increase (decrease) in net assets resulting from operations	309,604	73,189

Dividends and Distributions
Dividends from net investment income
Class R1	(85)	—
Class R2	(113)	—
Class R3	(129)	—
Class R4	(811)	—
Class R5	(151)	—
Class R6	(94,760)	—

Total dividends from net investment income	(96,049)	—

Distributions from net realized gains
Class R1	(15)	—
Class R2	(15)	—
Class R3	(15)	—
Class R4	(89)	—
Class R5	(15)	—
Class R6	(8,629)	—

Total distributions from net realized gains	(8,778)	—

Fund share transactions
Net proceeds from shares sold	4,662,562	4,846,667
Net asset value of shares issued in reinvestment of dividends and distributions	104,827	—
Cost of shares reacquired	(2,226,823)	(728,076)

Net increase (decrease) in net assets from share transactions	2,540,566	4,118,591

Total increase (decrease)	2,745,343	4,191,780

Net Assets:
Beginning of period	4,191,780	—

End of period(a)	$6,937,123	$4,191,780

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(6,421)	$8,699

*	Commencement of operations.

See Notes to Financial Statements.

102

Prudential Day One 2020 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$210,726	$23,913
Net realized gain (loss) on investment transactions	(45,884)	(1,824)
Net capital gain distributions received	396,521	398
Net change in unrealized appreciation (depreciation) on investments	350,381	191,431

Net increase (decrease) in net assets resulting from operations	911,744	213,918

Dividends and Distributions
Dividends from net investment income
Class R1	(86)	—
Class R2	(314)	—
Class R3	(9,100)	—
Class R4	(2,476)	—
Class R5	(152)	—
Class R6	(246,578)	—

	(258,706)	—

Distributions from net realized gains
Class R1	(8)	—
Class R2	(22)	—
Class R3	(557)	—
Class R4	(139)	—
Class R5	(8)	—
Class R6	(11,492)	—

	(12,226)	—

Fund share transactions
Net proceeds from shares sold	9,768,075	12,908,699
Net asset value of shares issued in reinvestment of dividends and distributions	270,679	—
Cost of shares reacquired	(4,521,255)	(534,721)

Net increase (decrease) in net assets from share transactions	5,517,499	12,373,978

Total increase (decrease)	6,158,311	12,587,896

Net Assets:
Beginning of period	12,587,896	—

End of period(a)	$18,746,207	$12,587,896

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(24,063)	$23,917

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2025 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$306,012	$21,912
Net realized gain (loss) on investment transactions	(40,021)	(1,441)
Net capital gain distributions received	695,392	539
Net change in unrealized appreciation (depreciation) on investments	686,719	218,089

Net increase (decrease) in net assets resulting from operations	1,648,102	239,099

Dividends and Distributions
Dividends from net investment income
Class R1	(5,622)	—
Class R2	(333)	—
Class R3	(56,820)	—
Class R4	(1,397)	—
Class R5	(255)	—
Class R6	(330,455)	—

	(394,882)	—

Distributions from net realized gains
Class R1	(171)	—
Class R2	(8)	—
Class R3	(1,179)	—
Class R4	(27)	—
Class R5	(4)	—
Class R6	(5,354)	—

	(6,743)	—

Fund share transactions
Net proceeds from shares sold	11,692,290	17,955,468
Net asset value of shares issued in reinvestment of dividends and distributions	401,625	—
Cost of shares reacquired	(4,066,787)	(157,356)

Net increase (decrease) in net assets from Fund share transactions	8,027,128	17,798,112

Total increase (decrease)	9,273,605	18,037,211

Net Assets:
Beginning of period	18,037,211	—

End of period(a)	$27,310,816	$18,037,211

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(66,952)	$21,918

*	Commencement of operations.

See Notes to Financial Statements.

104

Prudential Day One 2030 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$198,256	$14,926
Net realized gain (loss) on investment transactions	(52,182)	(1,364)
Net capital gain distributions received	581,137	633
Net change in unrealized appreciation (depreciation) on investments	550,032	224,760

Net increase (decrease) in net assets resulting from operations	1,277,243	238,955

Dividends and Distributions
Dividends from net investment income
Class R1	(148)	—
Class R2	(1,420)	—
Class R3	(7,053)	—
Class R4	(14,481)	—
Class R5	(2,115)	—
Class R6	(239,010)	—

	(264,227)	—

Distributions from net realized gains
Class R1	(5)	—
Class R2	(39)	—
Class R3	(175)	—
Class R4	(332)	—
Class R5	(46)	—
Class R6	(4,691)	—

	(5,288)	—

Fund share transactions
Net proceeds from shares sold	8,806,499	10,121,534
Net asset value of shares issued in reinvestment of dividends and distributions	269,515	—
Cost of shares reacquired	(3,076,913)	(28,862)

Net increase (decrease) in net assets from Fund share transactions	5,999,101	10,092,672

Total increase (decrease)	7,006,829	10,331,627

Net Assets:
Beginning of period	10,331,627	—

End of period(a)	$17,338,456	$10,331,627

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(51,038)	$14,933

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2035 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$205,647	$8,975
Net realized gain (loss) on investment transactions	(29,783)	200
Net capital gain distributions received	645,426	656
Net change in unrealized appreciation (depreciation) on investments	704,254	166,280

Net increase (decrease) in net assets resulting from operations	1,525,544	176,111

Dividends and Distributions
Dividends from net investment income
Class R1	(146)	—
Class R2	(182)	—
Class R3	(77,919)	—
Class R4	(746)	—
Class R5	(214)	—
Class R6	(228,561)	—

	(307,768)	—

Distributions from net realized gains
Class R1	(3)	—
Class R2	(3)	—
Class R3	(1,161)	—
Class R4	(10)	—
Class R5	(3)	—
Class R6	(2,797)	—

	(3,977)	—

Fund share transactions
Net proceeds from shares sold	6,890,867	11,087,629
Net asset value of shares issued in reinvestment of dividends and distributions	311,745	—
Cost of shares reacquired	(2,069,527)	(239,117)

Net increase (decrease) in net assets from share transactions	5,133,085	10,848,512

Total increase (decrease)	6,346,884	11,024,623

Net Assets:
Beginning of period	11,024,623	—

End of period(a)	$17,371,507	$11,024,623

(a) Includes undistributed/(distributions in excess) net investment income of:	$(93,138)	$8,983

*	Commencement of operations.

See Notes to Financial Statements.

106

Prudential Day One 2040 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,536	$7,824
Net realized gain (loss) on investment transactions	(8,996)	4,803
Net capital gain distributions received	391,795	656
Net change in unrealized appreciation (depreciation) on investments	442,012	180,802

Net increase (decrease) in net assets resulting from operations	951,347	194,085

Dividends and Distributions
Dividends from net investment income
Class R1	(156)	—
Class R2	(229)	—
Class R3	(4,597)	—
Class R4	(2,380)	—
Class R5	(229)	—
Class R6	(190,806)	—

	(198,397)	—

Distributions from net realized gains
Class R1	(11)	—
Class R2	(14)	—
Class R3	(258)	—
Class R4	(126)	—
Class R5	(11)	—
Class R6	(8,863)	—

	(9,283)	—

Fund share transactions
Net proceeds from shares sold	4,741,602	6,044,148
Net asset value of shares issued in reinvestment of dividends and distributions	207,682	—
Cost of shares reacquired	(951,225)	(385,231)

Net increase (decrease) in net assets from Fund share transactions	3,998,059	5,658,917

Total increase (decrease)	4,741,726	5,853,002

Net Assets:
Beginning of period	5,853,002	—

End of period(a)	$10,594,728	$5,853,002

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(64,029)	$7,832

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2045 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,642	$4,034
Net realized gain (loss) on investment transactions	(15,688)	3,410
Net capital gain distributions received	429,060	656
Net change in unrealized appreciation (depreciation) on investments	538,151	101,602

Net increase (decrease) in net assets resulting from operations	1,081,165	109,702

Dividends and Distributions
Dividends from net investment income
Class R1	(177)	—
Class R2	(257)	—
Class R3	(89,711)	—
Class R4	(7,291)	—
Class R5	(284)	—
Class R6	(108,540)	—

	(206,260)	—

Distributions from net realized gains
Class R1	(9)	—
Class R2	(11)	—
Class R3	(3,663)	—
Class R4	(281)	—
Class R5	(10)	—
Class R6	(3,724)	—

	(7,698)	—

Fund share transactions
Net proceeds from shares sold	4,611,941	7,680,944
Net asset value of shares issued in reinvestment of dividends and distributions	213,958	—
Cost of shares reacquired	(2,108,276)	(246,640)

Net increase (decrease) in net assets from Fund share transactions	2,717,623	7,434,304

Total increase (decrease)	3,584,830	7,544,006

Net Assets:
Beginning of period	7,544,006	—

End of period(a)	$11,128,836	$7,544,006

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(72,576)	$4,042

*	Commencement of operations.

See Notes to Financial Statements.

108

Prudential Day One 2050 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,324	$1,934
Net realized gain (loss) on investment transactions	(135)	(1,093)
Net capital gain distributions received	138,942	633
Net change in unrealized appreciation (depreciation) on investments	171,248	62,439

Net increase (decrease) in net assets resulting from operations	353,379	63,913

Dividends and Distributions
Dividends from net investment income
Class R1	(1,853)	—
Class R2	(535)	—
Class R3	(2,293)	—
Class R4	(1,851)	—
Class R5	(251)	—
Class R6	(64,187)	—

	(70,970)	—

Distributions from net realized gains
Class R1	(147)	—
Class R2	(36)	—
Class R3	(145)	—
Class R4	(111)	—
Class R5	(14)	—
Class R6	(3,419)	—

	(3,872)	—

Fund share transactions
Net proceeds from shares sold	2,329,215	2,232,116
Net asset value of shares issued in reinvestment of dividends and distributions	74,841	—
Cost of shares reacquired	(1,473,652)	(71,125)

Net increase (decrease) in net assets from share transactions	930,404	2,160,991

Total increase (decrease)	1,208,941	2,224,904

Net Assets:
Beginning of period	2,224,904	—

End of period(a)	$3,433,845	$2,224,904

(a) Includes undistributed (distributions in excess of) net investment income of:	$(25,704)	$1,942

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2055 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,896	$1,189
Net realized gain (loss) on investment transactions	(7,334)	(1,137)
Net capital gain distributions received	204,550	656
Net change in unrealized appreciation (depreciation) on investments	259,117	38,259

Net increase (decrease) in net assets resulting from operations	515,229	38,967

Dividends from net investment income
Class R1	(193)	—
Class R2	(361)	—
Class R3	(44,776)	—
Class R4	(1,142)	—
Class R5	(278)	—
Class R6	(51,383)	—

	(98,133)	—

Fund share transactions
Net proceeds from shares sold	2,041,522	2,797,316
Net asset value of shares issued in reinvestment of dividends	98,133	—
Cost of shares reacquired	(270,790)	(6,400)

Net increase (decrease) in net assets from Fund share transactions	1,868,865	2,790,916

Total increase (decrease)	2,285,961	2,829,883

Net Assets:
Beginning of period	2,829,883	—

End of period(a)	$5,115,844	$2,829,883

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(38,040)	$1,197

*	Commencement of operations.

See Notes to Financial Statements.

110

Prudential Day One 2060 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,596	$282
Net realized gain (loss) on investment transactions	(3,213)	(791)
Net capital gain distributions received	20,098	680
Net change in unrealized appreciation (depreciation) on investments	21,333	7,365

Net increase (decrease) in net assets resulting from operations	43,814	7,536

Dividends from net investment income
Class R1	(195)	—
Class R2	(253)	—
Class R3	(1,462)	—
Class R4	(252)	—
Class R5	(264)	—
Class R6	(7,478)	—

	(9,904)	—

Fund share transactions
Net proceeds from shares sold	504,247	107,447
Net asset value of shares issued in reinvestment of dividends and distributions	9,905	—
Cost of shares reacquired	(248,876)	(8,058)

Net increase (decrease) in net assets from share transactions	265,276	99,389

Total increase (decrease)	299,186	106,925

Net Assets:
Beginning of period	106,925	—

End of period(a)	$406,111	$106,925

(a) Includes undistributed of net investment income of:	$(4,001)	$307

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	111

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential 60/40 Allocation Fund, Prudential Jennison Diversified Growth Fund and Prudential Jennison Rising Dividend Fund. These financial statements relate to the Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund and Prudential Day One 2060 Fund (collectively referred to as the “Day One Funds”).

The investment objective of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Day One Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Day One Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services —Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not

112

readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the exdate. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees and Distribution fee waivers, and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 Transfer Agent’s fees and expenses, Registration fees and Management fee waivers were not designated as class specific expenses and were allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Day One Funds	113

Notes to Financial Statements (unaudited) (continued)

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Day One Funds. In connection therewith, QMA is obligated to keep certain books and records of the

114

Day One Funds. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Day One Funds, occupancy and certain clerical and bookkeeping costs of the Day One Funds. The Day One Funds bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.02% of each Day One Fund’s average daily net assets. For all Day One Funds the management fee amount waived exceeded the management fee for the six months ended January 31, 2018.

PGIM Investments has contractually agreed, through November 30, 2018, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Day One Funds, has a distribution agreement pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to 0.50%, 0.25% and 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

Prudential Day One Funds	115

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PIMS, QMA and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Trust’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Day One Funds.

The Day One Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended January 31, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Prudential Day One Income Fund	$2,214,465	$403,426
Prudential Day One 2010 Fund	2,212,167	1,553,091
Prudential Day One 2015 Fund	4,736,372	2,344,309
Prudential Day One 2020 Fund	9,791,955	4,433,705
Prudential Day One 2025 Fund	13,045,922	5,073,086
Prudential Day One 2030 Fund	9,407,037	3,253,147
Prudential Day One 2035 Fund	7,813,324	2,272,634
Prudential Day One 2040 Fund	5,510,681	1,253,081
Prudential Day One 2045 Fund	5,289,606	2,230,092
Prudential Day One 2050 Fund	2,541,692	1,504,825
Prudential Day One 2055 Fund	2,516,714	484,357
Prudential Day One 2060 Fund	533,441	252,610

116

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended January 31, 2018, is presented as follows:

Prudential Day One Income Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$101,774	$114,151	$—	$23,084	$10,455	$(40)	$203,256	18,872	$2,596	$—
Prudential Core Conservative Bond Fund (Class Q)	285,435	338,660	—	41,230	(9,569)	(434)	572,862	58,159	5,019	—
Prudential Global Real Estate Fund (Class Q)	101,918	163,921	—	16,704	(918)	(124)	248,093	10,260	4,081	3,059
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	20,340	23,389	—	6,509	3,502	21	40,743	3,278	5	610
Prudential QMA International Developed Markets Index Fund (Class Q)	102,045	116,289	—	29,209	14,728	197	204,050	15,494	3,242	1,121
Prudential QMA Large-Cap Core Equity Fund (Class Q)	244,363	322,785	—	120,697	8,855	(6,305)	449,001	25,056	5,480	54,349
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	20,357	23,763	—	6,108	2,653	9	40,674	3,370	217	783
Prudential QMA US Broad Market Index Fund (Class Q)	122,143	137,275	—	39,936	25,075	488	245,045	19,040	2,404	788
Prudential TIPS Fund (Class Q)	529,468	616,317	—	75,548	(5,192)	(816)	1,064,229	108,374	8,633	—
Prudential Total Return Bond Fund (Class Q)	305,886	357,915	—	44,401	(4,562)	(297)	614,541	42,588	7,204	—

	$1,833,729	$2,214,465	$—	$403,426	$45,027	$(7,301)	$3,682,494		$38,881	$60,710

Prudential Day One Funds	117

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2010 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$225,521	$108,606	$—	$84,576	$14,219	$1,319	$265,089	24,614	$3,316	$—
Prudential Core Conservative Bond Fund (Class Q)	632,932	384,483	—	203,064	(13,211)	(575)	800,565	81,276	7,996	—
Prudential Global Real Estate Fund (Class Q}	225,843	174,865	—	76,451	(797)	88	323,548	13,381	5,514	3,959
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	45,070	22,324	—	19,314	4,664	393	53,137	4,275	7	778
Prudential QMA International Developed Markets Index Fund (Class Q)	226,129	109,553	—	92,711	20,816	2,339	266,126	20,207	4,089	1,414
Prudential QMA Large-Cap Core Equity Fund (Class Q)	541,487	317,259	—	239,828	12,897	7,011	638,826	35,649	6,990	69,332
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	90,218	37,897	—	81,736	3,385	3,284	53,048	4,395	552	1,997
Prudential QMA US Broad Market Index Fund (Class Q)	315,767	140,010	—	177,893	34,486	7,221	319,591	24,832	3,581	1,174
Prudential TIPS Fund (Class Q)	1,128,731	571,343	—	360,044	(4,971)	(466)	1,334,593	135,906	13,243	—
Prudential Total Return Bond Fund (Class Q)	678,427	345,827	—	217,474	(5,108)	(101)	801,571	55,549	11,547	—

	$4,110,125	$2,212,167	$—	$1,553,091	$66,380	$20,513	$4,856,094		$56,835	$78,654

118

Prudential Day One 2015 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$209,145	$242,101	$—	$126,114	$18,872	$434	$344,438	31,981	$4,464	$—
Prudential Core Conservative Bond Fund (Class Q)	503,161	681,830	—	268,927	(14,465)	(59)	901,540	91,527	8,243	—
Prudential Global Real Estate Fund (Class Q)	209,440	329,215	—	116,491	(1,235)	(551)	420,378	17,385	7,131	5,318
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	41,798	49,274	—	27,549	5,729	(207)	69,045	5,555	10	1,060
Prudential QMA International Developed Markets Index Fund (Class Q)	293,581	332,977	—	244,287	32,994	(304)	414,961	31,508	7,888	2,728
Prudential QMA Large-Cap Core Equity Fund (Class Q)	585,861	770,795	—	399,453	15,553	(4,308)	968,448	54,043	11,103	110,122
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	83,668	98,803	—	52,944	8,700	(377)	137,850	11,421	752	2,721
Prudential QMA US Broad Market Index Fund (Class Q)	334,673	375,263	—	280,989	54,229	1,327	484,503	37,646	5,569	1,825
Prudential TIPS Fund (Class Q)	1,004,967	1,201,832	—	536,200	(6,228)	410	1,664,781	169,530	15,175	—
Prudential Total Return Bond Fund (Class Q)	545,337	654,282	—	291,355	(5,896)	283	902,651	62,554	11,907	—

	$3,811,631	$4,736,372	$—	$2,344,309	$108,253	$(3,352)	$6,308,595		$72,242	$123,774

Prudential Day One Funds	119

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2020 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$628,081	$480,748	$—	$226,979	$50,391	$(1,339)	$930,902	86,435	$11,574	$—
Prudential Core Conservative Bond Fund (Class Q)	1,385,113	1,331,080	—	431,276	(35,452)	(394)	2,249,071	228,332	19,205	—
Prudential Global Real Estate Fund (Class Q)	628,977	719,318	—	206,489	(4,178)	(1,535)	1,136,093	46,985	18,866	14,343
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	125,521	97,733	—	51,695	15,009	35	186,603	15,012	25	2,834
Prudential QMA International Developed Markets Index Fund (Class Q)	1,007,635	749,801	—	549,607	101,871	(1,298)	1,308,402	99,347	24,174	8,360
Prudential QMA Large-Cap Core Equity Fund (Class Q)	2,136,415	1,919,413	—	1,079,578	53,784	(38,768)	2,991,266	166,923	36,114	358,189
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	251,261	196,441	—	97,595	22,617	(162)	372,562	30,867	2,017	7,293
Prudential QMA US Broad Market Index Fund (Class Q)	1,130,686	845,603	—	466,208	171,791	1,683	1,683,555	130,812	16,785	5,502
Prudential TIPS Fund (Class Q)	2,766,461	2,228,171	—	855,150	(11,090)	(4,072)	4,124,320	419,992	34,282	—
Prudential Total Return Bond Fund (Class Q)	1,511,709	1,223,647	—	469,128	(14,362)	(34)	2,251,832	156,052	27,806	—

	$11,571,859	$9,791,955	$—	$4,433,705	$350,381	$(45,884)	$17,234,606		$190,848	$396,521

120

Prudential Day One 2025 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$900,175	$591,290	$—	$209,446	$76,370	$(1,991)	$1,356,398	125,942	$17,098	$—
Prudential Core Conservative Bond Fund (Class Q)	1,443,307	1,337,638	—	282,193	(39,339)	(1,476)	2,457,937	249,537	21,192	—
Prudential Global Real Estate Fund (Class Q)	901,454	949,903	—	190,005	(4,336)	(1,630)	1,655,386	68,461	28,021	20,333
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	179,899	119,874	—	51,674	23,810	(14)	271,895	21,874	36	4,054
Prudential QMA International Developed Markets Index Fund (Class Q)	1,624,657	1,053,562	—	418,319	188,646	2,606	2,451,152	186,116	38,765	13,406
Prudential QMA Large-Cap Core Equity Fund (Class Q)	3,782,386	2,990,091	—	1,400,975	121,779	(45,119)	5,448,162	304,027	63,673	631,531
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	540,165	347,940	—	392,857	43,120	4,491	542859	44,976	4,314	15,601
Prudential QMA US Broad Market Index Fund (Class Q)	2,160,681	1,346,701	—	1,109,010	318,354	8,924	2,725,650	211,783	31,936	10,467
Prudential TIPS Fund (Class Q)	3,243,276	2,599,650	—	628,997	(18,941)	(4,969)	5,190,019	528,515	43,766	—
Prudential Total Return Bond Fund (Class Q)	1,985,239	1,709,273	—	389,610	(22,744)	(843)	3,281,315	227,395	38,554	—

	$16,761,239	$13,045,922	$—	$5,073,086	$686,719	$(40,021)	$25,380,773		$287,355	$695,392

Prudential Day One Funds	121

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$412,465	$351,239	$—	$111,274	$38,544	$(1,847)	$689,127	63,986	$8,629	$—
Prudential Core Conservative Bond Fund (Class Q)	620,181	597,323	—	159,802	(16,457)	(728)	1,040,517	105,636	9,299	—
Prudential Global Real Estate Fund (Class Q)	516,314	679,148	—	139,600	(3,051)	(1,318)	1,051,493	43,486	17,296	12,990
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	103,038	89,170	—	33,308	13,802	(30)	172,672	13,892	23	2,558
Prudential QMA Emerging Markets Equity Fund (Class Q)	103,305	97,123	—	39,933	14,011	(161)	174,345	12,570	1,928	7,830
Prudential QMA International Developed Markets Index Fund (Class Q)	1,344,106	1,131,789	—	554,614	156,160	(1,922)	2,075,519	157,594	35,141	12,153
Prudential QMA Large-Cap Core Equity Fund (Class Q)	2,888,518	2,874,036	—	1,125,782	77,366	(43,299)	4,670,839	260,649	53,250	528,154
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	309,384	274,357	—	97,823	31,531	(305)	517,144	42,845	2,708	9,792
Prudential QMA US Broad Market Index Fund (Class Q)	1,443,804	1,354,918	—	456,507	254,049	102	2,596,366	201,738	23,371	7,660
Prudential TIPS Fund (Class Q)	1,135,455	1,073,578	—	292,800	(5,798)	(2,171)	1,908,264	194,324	16,045	—
Prudential Total Return Bond Fund (Class Q)	930,684	884,356	—	241,704	(10,125)	(503)	1,562,708	108,296	18,708	—

	$9,807,254	$9,407,037	$—	$3,253,147	$550,032	$(52,182)	$16,458,994		$186,398	$581,137

122

Prudential Day One 2035 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$440,203	$286,801	$—	$72,253	$36,963	$(1,199)	$690,515	64,115	$9,014	$—
Prudential Core Conservative Bond Fund (Class Q)	551,343	423,688	—	91,551	(14,128)	(455)	868,897	88,213	8,102	—
Prudential Global Real Estate Fund (Class Q)	551,032	415,404	—	83,835	(3,621)	(860)	878,120	36,316	18,006	13,382
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	219,935	141,621	—	44,389	29,364	(484)	346,047	27,840	48	5,353
Prudential QMA Emerging Markets Equity Fund (Class Q)	441,000	318,227	—	118,687	57,133	1,098	698,771	50,380	7,935	32,230
Prudential QMA International Developed Markets Index Fund (Class Q)	1,434,477	1,079,913	—	265,481	177,233	211	2,426,353	184,233	36,854	12,745
Prudential QMA Large-Cap Core Equity Fund (Class Q)	3,082,758	2,418,989	—	689,826	67,468	(25,697)	4,853,692	270,853	56,213	557,540
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	440,251	289,773	—	83,010	44,669	(771)	690,912	57,242	3,810	13,778
Prudential QMA US Broad Market Index Fund (Class Q)	1,981,149	1,194,731	—	549,562	322,427	(218)	2,948,527	229,101	31,725	10,398
Prudential TIPS Fund (Class Q)	770,912	577,974	—	126,833	(4,080)	(1,143)	1,216,830	123,913	10,759	—
Prudential Total Return Bond Fund (Class Q)	882,423	666,203	—	147,207	(9,174)	(265)	1,391,980	96,464	17,359	—

	$10,795,483	$7,813,324	$—	$2,272,634	$704,254	$(29,783)	$17,010,644		$199,825	$645,426

Prudential Day One Funds	123

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$233,687	$198,718	$—	$33,028	$22,064	$(227)	$421,214	39,110	$5,344	$—
Prudential Core Conservative Bond Fund (Class Q)	234,270	230,929	—	34,200	(6,739)	(251)	424,009	43,047	3,675	—
Prudential Global Real Estate Fund (Class Q)	292,522	283,061	—	36,992	(2,567)	(416)	535,608	22,151	10,704	7,969
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	175,133	141,890	—	127,206	19,279	1,991	211,087	16,982	43	4,762
Prudential QMA Emerging Markets Equity Fund (Class Q)	292,641	263,344	—	163,762	37,123	(3,121)	426,225	30,730	5,909	24,002
Prudential QMA International Developed Markets Index Fund (Class Q)	878,666	725,506	—	132,863	113,655	799	1,585,763	120,407	25,321	8,757
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,636,524	1,806,316	—	299,921	37,107	(7,859)	3,172,167	177,018	33,235	329,633
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	292,142	250,584	—	47,233	31,394	(68)	526,819	43,647	2,816	10,182
Prudential QMA US Broad Market Index Fund (Class Q)	1,110,150	876,205	—	280,965	198,184	782	1,904,356	147,969	19,801	6,490
Prudential TIPS Fund (Class Q)	233,945	225,667	—	33,715	(1,394)	(365)	424,138	43,191	3,487	—
Prudential Total Return Bond Fund (Class Q)	410,167	508,461	—	63,196	(6,094)	(261)	849,077	58,841	8,960	—

	$5,789,847	$5,510,681	$—	$1,253,081	$442,012	$(8,996)	$10,480,463		$119,295	$391,795

124

Prudential Day One 2045 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$301,222	$192,947	$—	$183,544	$19,826	$1,387	$331,838	30,811	$5,637	$—
Prudential Core Conservative Bond Fund (Class Q)	226,331	172,396	—	59,140	(5,448)	(79)	334,060	33,915	3,112	—
Prudential Global Real Estate Fund (Class Q)	377,059	285,168	—	96,977	(2,139)	(479)	562,632	23,268	11,337	8,360
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	225,746	146,181	—	66,871	29,244	(1,686)	332,614	26,759	45	5,022
Prudential QMA Emerging Markets Equity Fund (Class Q)	377,207	264,117	—	128,810	46,158	1,055	559,727	40,355	6,195	25,163
Prudential QMA International Developed Markets Index Fund (Class Q)	1,359,111	858,737	—	367,896	149,981	(961)	1,998,972	151,782	31,867	11,021
Prudential QMA Large-Cap Core Equity Fund (Class Q)	2,184,808	1,743,914	—	636,093	49,725	(10,065)	3,332,289	185,954	36,309	360,124
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	451,883	302,251	—	131,795	44,447	(2,666)	664,120	55,022	3,564	12,887
Prudential QMA US Broad Market Index Fund (Class Q)	1,355,661	815,690	—	380,959	212,154	(2,060)	2,000,486	155,438	19,780	6,483
Prudential TIPS Fund (Class Q)	150,703	112,167	—	39,219	(730)	(150)	222,771	22,685	1,970	—
Prudential Total Return Bond Fund (Class Q)	528,244	396,038	—	138,788	(5,067)	16	780,443	54,085	9,747	—

	$7,537,975	$5,289,606	$—	$2,230,092	$538,151	$(15,688)	$11,119,952		$129,563	$429,060

Prudential Day One Funds	125

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$88,834	$95,557	$—	$88,300	$6,092	$206	$102,389	9,507	$1,806	$—
Prudential Core Conservative Bond Fund (Class Q)	44,522	53,174	—	27,781	(1,133)	(66)	68,716	6,976	655	—
Prudential Global Real Estate Fund (Class Q)	111,200	132,216	—	68,853	(840)	(124)	173,599	7,179	3,645	2,673
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	66,576	104,732	—	44,371	9,772	129	136,838	11,009	14	1,597
Prudential QMA Emerging Markets Eqity Fund (Class Q)	133,494	150,303	—	93,356	16,871	(68)	207,244	14,942	2,377	9,653
Prudential QMA International Developed Markets Index Fund (Class Q)	400,822	422,621	—	252,904	46,111	133	616,783	46,832	10,189	3,524
Prudential QMA Large-Cap Core Equity Fund (Class Q)	644,330	767,698	—	429,124	12,584	(1,582)	993,906	55,464	11,548	114,536
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	155,478	166,461	—	131,689	14,279	386	204,915	16,977	1,322	4,781
Prudential QMA US Broad Market Index Fund (Class Q)	422,015	429,550	—	270,360	69,381	956	651,542	50,625	6,645	2,178
Prudential TIPS Fund (Class Q)	22,231	26,140	—	13,855	(106)	(42)	34,368	3,500	318	—
Prudential Total Return Bond Fund (Class Q)	133,623	193,240	—	84,232	(1,763)	(63)	240,805	16,688	2,744	—

	$2,223,125	$2,541,692	$—	$1,504,825	$171,248	$(135)	$3,431,105		$41,263	$138,942

126

Prudential Day One 2055 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$113,000	$86,060	$—	$56,025	$8,737	$785	$152,557	14,165	$2,558	$—
Prudential Global Real Estate Fund (Class Q)	141,450	129,700	—	11,226	(1,177)	(93)	258,654	10,697	5,179	3,804
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	84,687	116,033	—	10,639	13,878	(79)	203,880	16,402	20	2,280
Prudential QMA Emerging Markets Equity Fund (Class Q)	169,806	192,341	—	29,403	27,515	(14)	360,245	25,973	3,383	13,741
Prudential QMA International Developed Markets Index Fund (Class Q)	538,181	461,564	—	49,458	71,027	(229)	1,021,085	77,531	15,350	5,309
Prudential QMA Large-Cap Core Equity Fund (Class Q)	847,872	771,828	—	147,479	17,167	(8,519)	1,480,869	82,638	17,055	169,155
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	197,773	158,903	—	21,912	21,535	(102)	356,197	29,511	1,888	6,826
Prudential QMA US Broad Market Index Fund (Class Q)	593,324	420,564	—	146,756	102,698	935	970,765	75,429	10,480	3,435
Prudential Total Return Bond Fund (Class Q)	141,530	179,721	—	11,459	(2,263)	(18)	307,511	21,311	3,159	—

	$2,827,623	$2,516,714	$—	$484,357	$259,117	$(7,334)	$5,111,763		$59,072	$204,550

Prudential Day One 2060 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$4,270	$19,287	$—	$12,257	$776	$36	$12,112	1,125	$244	$—
Prudential Global Real Estate Fund (Class Q)	5,344	26,870	—	11,459	(4)	(221)	20,530	849	463	364

Prudential Day One Funds	127

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2060 Fund (cont’d):

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	$4,266	$20,192	$—	$9,568	$1,254	$41	$16,185	1,302	$3	$290
Prudential QMA Emerging Markets Equity Fund (Class Q)	6,416	41,477	—	17,628	2,427	(9)	32,683	2,356	324	1,318
Prudential QMA International Developed Markets Index Fund (Class Q)	20,335	105,733	—	47,132	5,575	603	85,114	6,463	1,464	507
Prudential QMA Large-Cap Core Equity Fund (Class Q)	33,104	167,181	—	76,535	2,057	(4,193)	121,614	6,787	1,678	16,642
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	7,473	35,648	—	16,473	1,628	1	28,277	2,343	180	650
Prudential QMA US Broad Market Index Fund (Class Q)	22,418	101,102	—	54,701	7,700	546	77,065	5,988	998	327
Prudential Total Return Bond Fund (Class Q)	3,212	15,951	—	6,857	(80)	(17)	12,209	846	140	—

	$106,838	$533,441	$—	$252,610	$21,333	$(3,213)	$405,789		$5,494	$20,098

5. Tax Information

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation as of January 31, 2018 were as follows:

	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Prudential Day One Income Fund	$4,047,605	$71,106	$(17,681)	$53,425
Prudential Day One 2010 Fund	5,223,058	130,995	(9,628)	121,367
Prudential Day One 2015 Fund	6,762,951	180,172	(11,665)	168,507
Prudential Day One 2020 Fund	18,188,665	565,995	(27,279)	538,716
Prudential Day One 2025 Fund	26,386,436	954,622	(51,002)	903,620
Prudential Day One 2030 Fund	16,575,872	788,522	(14,512)	774,010

128

	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Prudential Day One 2035 Fund	$16,508,767	$887,442	$(17,908)	$869,534
Prudential Day One 2040 Fund	9,976,029	629,484	(7,727)	621,757
Prudential Day One 2045 Fund	10,492,900	646,206	(7,302)	638,904
Prudential Day One 2050 Fund	3,203,939	234,483	(1,314)	233,169
Prudential Day One 2055 Fund	4,821,550	298,790	(1,576)	297,214
Prudential Day One 2060 Fund	381,176	28,673	(10)	28,663

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2017 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
Prudential Day One 2055 Fund	$319
Prudential Day One 2060 Fund	76

Management has analyzed the Day One Funds’ tax positions and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. The Day One Funds’ federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest.

At reporting period end, Prudential owned the following number of shares of the Day One Funds:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Prudential Day One Income Fund	1,013	1,015	1,017	1,018	1,019	1,021
Prudential Day One 2010 Fund	1,011	1,013	1,015	1,016	1,017	1,018
Prudential Day One 2015 Fund	1,009	1,012	1,013	1,014	1,015	1,017
Prudential Day One 2020 Fund	1,009	1,011	1,013	1,014	1,015	1,016
Prudential Day One 2025 Fund	1,009	1,012	1,013	1,014	1,015	1,017
Prudential Day One 2030 Fund	1,010	1,013	1,014	1,015	1,016	1,018
Prudential Day One 2035 Fund	1,013	1,016	1,017	1,018	1,019	1,020
Prudential Day One 2040 Fund	1,015	1,017	1,018	1,019	1,020	1,022
Prudential Day One 2045 Fund	1,016	1,018	1,020	1,021	1,022	1,023
Prudential Day One 2050 Fund	1,017	1,019	1,021	1,022	1,023	1,024
Prudential Day One 2055 Fund	1,016	1,019	1,020	1,021	1,022	1,024
Prudential Day One 2060 Fund	1,017	1,019	1,020	1,022	1,023	1,024

Prudential Day One Funds	129

Notes to Financial Statements (unaudited) (continued)

In addition, the following number of shareholders held the following percentages of outstanding shares of the Day One Funds on behalf of multiple beneficial owners:

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Prudential Day One Income Fund	4	88	88
Prudential Day One 2010 Fund	3	91	91
Prudential Day One 2015 Fund	5	98	82
Prudential Day One 2020 Fund	5	95	80
Prudential Day One 2025 Fund	6	90	74
Prudential Day One 2030 Fund	6	90	71
Prudential Day One 2035 Fund	7	90	67
Prudential Day One 2040 Fund	6	90	56
Prudential Day One 2045 Fund	6	86	71
Prudential Day One 2050 Fund	4	75	53
Prudential Day One 2055 Fund	6	92	69
Prudential Day One 2060 Fund	6	86	68

Transactions in shares of beneficial interest were as follows:

Prudential Day One Income Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	10	$108

Net increase (decrease) in shares outstanding	10	$108

Period ended July 31, 2017*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	3	29

Net increase (decrease) in shares outstanding	1,003	$10,029

Class R2
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$138
Shares reacquired	(3)	(30)

Net increase (decrease) in shares outstanding	10	$108

Period ended July 31, 2017*:
Shares sold	1,129	$11,309
Shares issued in reinvestment of dividends and distributions	4	39

Net increase (decrease) in shares outstanding	1,133	$11,348

130

Prudential Day One Income Fund (cont’d.):

Class R3	Shares	Amount
Six months ended January 31, 2018:
Shares sold	17,768	$186,864
Shares issued in reinvestment of dividends and distributions	1,494	15,744
Shares reacquired	(14,268)	(150,299)

Net increase (decrease) in shares outstanding	4,994	$52,309

Period ended July 31, 2017*:
Shares sold	121,154	$1,255,995
Shares issued in reinvestment of dividends and distributions	4	46

Net increase (decrease) in shares outstanding	121,158	$1,256,041

Class R4
Six months ended January 31, 2018:
Shares sold	47	$498
Shares issued in reinvestment of dividends and distributions	22	226
Shares reacquired	(5)	(48)

Net increase (decrease) in shares outstanding	64	$676

Period ended July 31, 2017*:
Shares sold	1,628	$16,332
Shares issued in reinvestment of dividends and distributions	8	83

Net increase (decrease) in shares outstanding	1,636	$16,415

Class R5
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$143

Net increase (decrease) in shares outstanding	13	$143

Period ended July 31, 2017*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	6	57

Net increase (decrease) in shares outstanding	1,006	$10,057

Class R6
Six months ended January 31, 2018:
Shares sold	193,028	$2,037,173
Shares issued in reinvestment of dividends and distributions	2,822	29,764
Shares reacquired	(15,032)	(158,787)

Net increase (decrease) in shares outstanding	180,818	$1,908,150

Period ended July 31, 2017*:
Shares sold	129,177	$1,326,559
Shares issued in reinvestment of dividends and distributions	130	1,339
Shares reacquired	(58,627)	(602,811)

Net increase (decrease) in shares outstanding	70,680	$725,087

*	Commencement of operations was December 13, 2016.

Prudential Day One Funds	131

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2010 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	11	$113

Net increase (decrease) in shares outstanding	11	$113

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$140

Net increase (decrease) in shares outstanding	13	$140

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Six months ended January 31, 2018:
Shares sold	14,267	$153,602
Shares issued in reinvestment of dividends and distributions	223	2,370
Shares reacquired	(3,478)	(37,389)

Net increase (decrease) in shares outstanding	11,012	$118,583

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Six months ended January 31, 2018:
Shares sold	632	$6,764
Shares issued in reinvestment of dividends and distributions	65	697
Shares reacquired	(3)	(29)

Net increase (decrease) in shares outstanding	694	$7,432

Period ended July 31, 2017*:
Shares sold	4,075	$41,393

Net increase (decrease) in shares outstanding	4,075	$41,393

Class R5
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	17	$178

Net increase (decrease) in shares outstanding	17	$178

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

132

Prudential Day One 2010 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2018:
Shares sold	175,260	$1,858,346
Shares issued in reinvestment of dividends and distributions	7,480	79,592
Shares reacquired	(130,817)	(1,391,484)

Net increase (decrease) in shares outstanding	51,923	$546,454

Period ended July 31, 2017*:
Shares sold	426,083	$4,407,260
Shares reacquired	(2,937)	(30,631)

Net increase (decrease) in shares outstanding	423,146	$4,376,629

*	Commencement of operations was December 13, 2016.

Prudential Day One 2015 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	9	$101

Net increase (decrease) in shares outstanding	9	$101

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	12	$128

Net increase (decrease) in shares outstanding	12	$128

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$144

Net increase (decrease) in shares outstanding	13	$144

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	133

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2015 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2018:
Shares sold	1,067	$11,422
Shares issued in reinvestment of dividends and distributions	84	899
Shares reacquired	(3)	(29)

Net increase (decrease) in shares outstanding	1,148	$12,292

Period ended July 31, 2017*:
Shares sold	12,427	$126,967
Shares reacquired	(7,565)	(77,317)

Net increase (decrease) in shares outstanding	4,862	$49,650

Class R5
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	15	$166

Net increase (decrease) in shares outstanding	15	$166

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Six months ended January 31, 2018:
Shares sold	435,729	$4,651,140
Shares issued in reinvestment of dividends and distributions	9,627	103,389
Shares reacquired	(209,378)	(2,226,794)

Net increase (decrease) in shares outstanding	235,978	$2,527,735

Period ended July 31, 2017*:
Shares sold	451,154	$4,679,700
Shares reacquired	(61,965)	(650,759)

Net increase (decrease) in shares outstanding	389,189	$4,028,941

*	Commencement of operations was December 13, 2016.

Prudential Day One 2020 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	9	$94

Net increase (decrease) in shares outstanding	9	$94

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

134

Prudential Day One 2020 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2018:
Shares sold	3,027	$32,356
Shares issued in reinvestment of dividends and distributions	31	338
Shares reacquired	(1,216)	(13,000)

Net increase (decrease) in shares outstanding	1,842	$19,694

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Six months ended January 31, 2018:
Shares sold	70,980	$766,853
Shares issued in reinvestment of dividends and distributions	890	9,656
Shares reacquired	(332)	(3,564)

Net increase (decrease) in shares outstanding	71,538	$772,945

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Six months ended January 31, 2018:
Shares sold	1,528	$16,502
Shares issued in reinvestment of dividends and distributions	241	2,615
Shares reacquired	(229)	(2,510)

Net increase (decrease) in shares outstanding	1,540	$16,607

Period ended July 31, 2017*:
Shares sold	25,303	$259,167
Shares reacquired	(8,462)	(88,253)

Net increase (decrease) in shares outstanding	16,841	$170,914

Class R5
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	15	$160

Net increase (decrease) in shares outstanding	15	$160

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	135

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2020 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2018:
Shares sold	829,617	$8,952,110
Shares issued in reinvestment of dividends and distributions	23,873	258,070
Shares reacquired	(421,393)	(4,502,181)

Net increase (decrease) in shares outstanding	432,097	$4,707,999

Period ended July 31, 2017*:
Shares sold	1,216,471	$12,609,532
Shares reacquired	(42,765)	(446,468)

Net increase (decrease) in shares outstanding	1,173,706	$12,163,064

*	Commencement of operations was December 13, 2016.

Prudential Day One 2025 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares sold	2,218	$23,778
Shares issued in reinvestment of dividends and distributions	527	5,793

Net increase (decrease) in shares outstanding	2,745	$29,571

Period ended July 31, 2017*:
Shares sold	55,971	$588,847

Net increase (decrease) in shares outstanding	55,971	$588,847

Class R2
Six months ended January 31, 2018:
Shares sold	1,642	$17,751
Shares issued in reinvestment of dividends and distributions	31	341

Net increase (decrease) in shares outstanding	1,673	$18,092

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Six months ended January 31, 2018:
Shares sold	84,840	$917,534
Shares issued in reinvestment of dividends and distributions	5,277	57,999
Shares reacquired	(39,745)	(426,871)

Net increase (decrease) in shares outstanding	50,372	$548,662

Period ended July 31, 2017*:
Shares sold	364,247	$3,867,684

Net increase (decrease) in shares outstanding	364,247	$3,867,684

136

Prudential Day One 2025 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2018:
Shares sold	2,563	$28,035
Shares issued in reinvestment of dividends and distributions	130	1,424
Shares reacquired	(9,287)	(102,712)

Net increase (decrease) in shares outstanding	(6,594)	$(73,253)

Period ended July 31, 2017*:
Shares sold	27,082	$278,277
Shares reacquired	(10,603)	(110,818)

Net increase (decrease) in shares outstanding	16,479	$167,459

Class R5
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	24	$259
Shares reacquired	(2)	(25)

Net increase (decrease) in shares outstanding	22	$234

Period ended July 31, 2017*:
Shares sold	1,542	$15,596

Net increase (decrease) in shares outstanding	1,542	$15,596

Class R6
Six months ended January 31, 2018:
Shares sold	977,648	$10,705,192
Shares issued in reinvestment of dividends and distributions	30,528	335,809
Shares reacquired	(323,406)	(3,537,179)

Net increase (decrease) in shares outstanding	684,770	$7,503,822

Period ended July 31, 2017*:
Shares sold	1,262,205	$13,195,064
Shares reacquired	(4,410)	(46,538)

Net increase (decrease) in shares outstanding	1,257,795	$13,148,526

*	Commencement of operations was December 13, 2016.

Prudential Day One 2030 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares sold	204	$2,222
Shares issued in reinvestment of dividends and distributions	14	153
Shares reacquired	(222)	(2,449)

Net increase (decrease) in shares outstanding	(4)	$(74)

Period ended July 31, 2017*:
Shares sold	1,323	$13,462

Net increase (decrease) in shares outstanding	1,323	$13,462

Prudential Day One Funds	137

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2018:
Shares sold	9,007	$98,453
Shares issued in reinvestment of dividends and distributions	129	1,459
Shares reacquired	(4)	(50)

Net increase (decrease) in shares outstanding	9,132	$99,862

Period ended July 31, 2017*:
Shares sold	1,204	$12,118

Net increase (decrease) in shares outstanding	1,204	$12,118

Class R3
Six months ended January 31, 2018:
Shares sold	46,671	$520,967
Shares issued in reinvestment of dividends and distributions	641	7,228
Shares reacquired	(108)	(1,223)

Net increase (decrease) in shares outstanding	47,204	$526,972

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Six months ended January 31, 2018:
Shares sold	7,846	$87,540
Shares issued in reinvestment of dividends and distributions	1,314	14,813
Shares reacquired	(4)	(49)

Net increase (decrease) in shares outstanding	9,156	$102,304

Period ended July 31, 2017*:
Shares sold	79,537	$823,497

Net increase (decrease) in shares outstanding	79,537	$823,497

Class R5
Six months ended January 31, 2018:
Shares sold	10,767	$120,052
Shares issued in reinvestment of dividends and distributions	192	2,160

Net increase (decrease) in shares outstanding	10,959	$122,212

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

138

Prudential Day One 2030 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2018:
Shares sold	712,434	$7,977,265
Shares issued in reinvestment of dividends and distributions	21,605	243,702
Shares reacquired	(276,594)	(3,073,142)

Net increase (decrease) in shares outstanding	457,445	$5,147,825

Period ended July 31, 2017*:
Shares sold	876,042	$9,252,457
Shares reacquired	(2,692)	(28,862)

Net increase (decrease) in shares outstanding	873,350	$9,223,595

*	Commencement of operations was December 13, 2016.

Prudential Day One 2035 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	12	$149
Shares reacquired	(240)	(2,692)

Net increase (decrease) in shares outstanding	(228)	$(2,543)

Period ended July 31, 2017*:
Shares sold	1,701	$17,179
Shares reacquired	(460)	(4,580)

Net increase (decrease) in shares outstanding	1,241	$12,599

Class R2
Six months ended January 31, 2018:
Shares sold	89	$1,024
Shares issued in reinvestment of dividends and distributions	16	185
Shares reacquired	(3)	(30)

Net increase (decrease) in shares outstanding	102	$1,179

Period ended July 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

Class R3
Six months ended January 31, 2018:
Shares sold	92,816	$1,042,629
Shares issued in reinvestment of dividends and distributions	6,937	79,080
Shares reacquired	(39,392)	(436,245)

Net increase (decrease) in shares outstanding	60,361	$685,464

Period ended July 31, 2017*:
Shares sold	372,867	$4,052,200

Net increase (decrease) in shares outstanding	372,867	$4,052,200

Prudential Day One Funds	139

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2035 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2018:
Shares sold	196	$2,224
Shares issued in reinvestment of dividends and distributions	67	757
Shares reacquired	(1,744)	(19,568)

Net increase (decrease) in shares outstanding	(1,481)	$(16,587)

Period ended July 31, 2017*:
Shares sold	5,289	$54,535

Net increase (decrease) in shares outstanding	5,289	$54,535

Class R5
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	19	$216

Net increase (decrease) in shares outstanding	19	$216

Period ended July 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

Class R6
Six months ended January 31, 2018:
Shares sold	517,627	$5,844,990
Shares issued in reinvestment of dividends and distributions	20,294	231,358
Shares reacquired	(142,929)	(1,610,992)

Net increase (decrease) in shares outstanding	394,992	$4,465,356

Period ended July 31, 2017*
Shares sold	655,572	$6,943,701
Shares reacquired	(21,677)	(234,537)

Net increase (decrease) in shares outstanding	633,895	$6,709,164

*	Commencement of operations was December 13, 2016.

Prudential Day One 2040 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	14	$168

Net increase (decrease) in shares outstanding	14	$168

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

140

Prudential Day One 2040 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2018:
Shares sold	188	$2,143
Shares issued in reinvestment of dividends and distributions	21	243
Shares reacquired	(5)	(52)

Net increase (decrease) in shares outstanding	204	$2,334

Period ended July 31, 2017*:
Shares sold	1,102	$11,071

Net increase (decrease) in shares outstanding	1,102	$11,071

Class R3
Six months ended January 31, 2018:
Shares sold	24,742	$282,332
Shares issued in reinvestment of dividends and distributions	421	4,855
Shares reacquired	(111)	(1,236)

Net increase (decrease) in shares outstanding	25,052	$285,951

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Six months ended January 31, 2018:
Shares sold	824	$9,335
Shares issued in reinvestment of dividends and distributions	217	2,506
Shares reacquired	(4)	(49)

Net increase (decrease) in shares outstanding	1,037	$11,792

Period ended July 31, 2017*:
Shares sold	10,541	$109,621
Shares reacquired	(29)	(299)

Net increase (decrease) in shares outstanding	10,512	$109,322

Class R5
Six months ended January 31, 2018:
Shares sold	26	$300
Shares issued in reinvestment of dividends and distributions	21	241

Net increase (decrease) in shares outstanding	47	$541

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	141

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2018:
Shares sold	389,421	$4,447,492
Shares issued in reinvestment of dividends and distributions	17,332	199,669
Shares reacquired	(83,281)	(949,888)

Net increase (decrease) in shares outstanding	323,472	$3,697,273

Period ended July 31, 2017*:
Shares sold	554,610	$5,893,456
Shares reacquired	(35,134)	(384,932)

Net increase (decrease) in shares outstanding	519,476	$5,508,524

*	Commencement of operations was December 13, 2016.

Prudential Day One 2045 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	16	$185

Net increase (decrease) in shares outstanding	16	$185

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Six months ended January 31, 2018:
Shares sold	245	$2,807
Shares issued in reinvestment of dividends and distributions	23	268
Shares reacquired	(9)	(100)

Net increase (decrease) in shares outstanding	259	$2,975

Period ended July 31, 2017*:
Shares sold	1,086	$10,923

Net increase (decrease) in shares outstanding	1,086	$10,923

Class R3
Six months ended January 31, 2018:
Shares sold	112,669	$1,288,777
Shares issued in reinvestment of dividends and distributions	8,056	93,374
Shares reacquired	(39,483)	(449,891)

Net increase (decrease) in shares outstanding	81,242	$932,260

Period ended July 31, 2017*:
Shares sold	346,850	$3,821,271

Net increase (decrease) in shares outstanding	346,850	$3,821,271

142

Prudential Day One 2045 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2018:
Shares sold	14,279	$165,772
Shares issued in reinvestment of dividends and distributions	653	7,572
Shares reacquired	(4,836)	(56,465)

Net increase (decrease) in shares outstanding	10,096	$116,879

Period ended July 31, 2017*:
Shares sold	22,477	$234,829

Net increase (decrease) in shares outstanding	22,477	$234,829

Class R5
Six months ended January 31, 2018:
Shares sold	138	$1,575
Shares issued in reinvestment of dividends and distributions	25	295

Net increase (decrease) in shares outstanding	163	$1,870

Period ended July 31, 2017*:
Shares sold	1,045	$10,486

Net increase (decrease) in shares outstanding	1,045	$10,486

Class R6
Six months ended January 31, 2018:
Shares sold	276,872	$3,153,010
Shares issued in reinvestment of dividends and distributions	9,670	112,264
Shares reacquired	(143,946)	(1,601,820)

Net increase (decrease) in shares outstanding	142,596	$1,663,454

Period ended July 31, 2017*:
Shares sold	335,855	$3,593,435
Shares reacquired	(22,971)	(246,640)

Net increase (decrease) in shares outstanding	312,884	$3,346,795

*	Commencement of operations was December 13, 2016.

Prudential Day One 2050 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares sold	1,450	$15,843
Shares issued in reinvestment of dividends and distributions	173	2,000

Net increase (decrease) in shares outstanding	1,623	$17,843

Period ended July 31, 2017*:
Shares sold	8,921	$96,260

Net increase (decrease) in shares outstanding	8,921	$96,260

Prudential Day One Funds	143

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2018:
Shares sold	1,018	$11,697
Shares issued in reinvestment of dividends and distributions	49	571
Shares reacquired	(10)	(115)

Net increase (decrease) in shares outstanding	1,057	$12,153

Period ended July 31, 2017*:
Shares sold	1,629	$16,843

Net increase (decrease) in shares outstanding	1,629	$16,843

Class R3
Six months ended January 31, 2018:
Shares sold	11,211	$128,497
Shares issued in reinvestment of dividends and distributions	210	2,438
Shares reacquired	(231)	(2,628)

Net increase (decrease) in shares outstanding	11,190	$128,307

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Six months ended January 31, 2018:
Shares sold	1,434	$16,510
Shares issued in reinvestment of dividends and distributions	169	1,961
Shares reacquired	(4)	(50)

Net increase (decrease) in shares outstanding	1,599	$18,421

Period ended July 31, 2017*:
Shares sold	6,887	$71,353
Shares reacquired	(67)	(718)

Net increase (decrease) in shares outstanding	6,820	$70,635

Class R5
Six months ended January 31, 2018:
Shares sold	12	$142
Shares issued in reinvestment of dividends and distributions	23	265

Net increase (decrease) in shares outstanding	35	$407

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

144

Prudential Day One 2050 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2018:
Shares sold	188,645	$2,156,526
Shares issued in reinvestment of dividends and distributions	5,823	67,606
Shares reacquired	(128,895)	(1,470,859)

Net increase (decrease) in shares outstanding	65,573	$753,273

Period ended July 31, 2017*:
Shares sold	189,540	$2,027,660
Shares reacquired	(6,661)	(70,407)

Net increase (decrease) in shares outstanding	182,879	$1,957,253

*	Commencement of operations was December 13, 2016.

Prudential Day One 2055 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	17	$193

Net increase (decrease) in shares outstanding	17	$193

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Six months ended January 31, 2018:
Shares sold	295	$3,567
Shares issued in reinvestment of dividends and distributions	31	361
Shares reacquired	(6)	(65)

Net increase (decrease) in shares outstanding	320	$3,863

Period ended July 31, 2017*:
Shares sold	1,544	$16,004

Net increase (decrease) in shares outstanding	1,544	$16,004

Class R3
Six months ended January 31, 2018:
Shares sold	47,805	$550,798
Shares issued in reinvestment of dividends and distributions	3,807	44,776
Shares reacquired	(15,297)	(174,764)

Net increase (decrease) in shares outstanding	36,315	$420,810

Period ended July 31, 2017*:
Shares sold	161,779	$1,799,470

Net increase (decrease) in shares outstanding	161,779	$1,799,470

Prudential Day One Funds	145

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2055 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2018:
Shares sold	634	$7,359
Shares issued in reinvestment of dividends and distributions	97	1,142
Shares reacquired	(9)	(100)

Net increase (decrease) in shares outstanding	722	$8,401

Period ended July 31, 2017*:
Shares sold	4,056	$42,506

Net increase (decrease) in shares outstanding	4,056	$42,506

Class R5
Six months ended January 31, 2018:
Shares sold	84	$1,000
Shares issued in reinvestment of dividends and distributions	24	278
Shares reacquired	(1)	(15)

Net increase (decrease) in shares outstanding	107	$1,263

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Six months ended January 31, 2018:
Shares sold	127,063	$1,478,798
Shares issued in reinvestment of dividends and distributions	4,369	51,383
Shares reacquired	(8,243)	(95,846)

Net increase (decrease) in shares outstanding	123,189	$1,434,335

Period ended July 31, 2017*:
Shares sold	86,013	$919,336
Shares reacquired	(589)	(6,400)

Net increase (decrease) in shares outstanding	85,424	$912,936

*	Commencement of operations was December 13, 2016.

Prudential Day One 2060 Fund

Class R1	Shares	Amount
Six months ended January 31, 2018:
Shares issued in reinvestment of dividends and distributions	16	$196

Net increase (decrease) in shares outstanding	16	$196

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

146

Prudential Day One 2060 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2018:
Shares sold	208	$2,442
Shares issued in reinvestment of dividends and distributions	21	253
Shares reacquired	(3)	(40)

Net increase (decrease) in shares outstanding	226	$2,655

Period ended July 31, 2017*:
Shares sold	1,014	$10,154

Net increase (decrease) in shares outstanding	1,014	$10,154

Class R3
Six months ended January 31, 2018:
Shares sold	5,642	$63,823
Shares issued in reinvestment of dividends and distributions	125	1,462
Shares reacquired	(95)	(1,080)

Net increase (decrease) in shares outstanding	5,672	$64,205

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Six months ended January 31, 2018:
Shares sold	7	$88
Shares issued in reinvestment of dividends and distributions	21	252
Shares reacquired	(4)	(50)

Net increase (decrease) in shares outstanding	24	$290

Period ended July 31, 2017*:
Shares sold	1,004	$10,037

Net increase (decrease) in shares outstanding	1,004	$10,037

Class R5
Six months ended January 31, 2018:
Shares sold	81	$1,000
Shares issued in reinvestment of dividends and distributions	22	264

Net increase (decrease) in shares outstanding	103	$1,264

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Six months ended January 31, 2018:
Shares sold	37,446	$436,894
Shares issued in reinvestment of dividends and distributions	639	7,478
Shares reacquired	(20,746)	(247,706)

Net increase (decrease) in shares outstanding	17,339	$196,666

Period ended July 31, 2017*:
Shares sold	5,403	$57,256
Shares reacquired	(742)	(8,058)

Net increase (decrease) in shares outstanding	4,661	$49,198

*	Commencement of operations was December 13, 2016.

Prudential Day One Funds	147

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Day One Funds utilized the SCA during the reporting period ended January 31, 2018. The average balance outstanding is for the number of days the Day One Funds had utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2018
Prudential Day One 2015 Fund	$104,000	2.49%	3	$104,000	—
Prudential Day One 2020 Fund	$31,783	2.49%	23	$379,000	—

148

Prudential Day One Income Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		December 13, 2016(a) through July 31,
	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.36		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.08
Net realized and unrealized gain (loss) on investment transactions	0.34		0.31
Total from investment operations	0.44		0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.03)
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.11)		(0.03)
Net asset value, end of period	$10.69		$10.36
Total Return(c):	4.24%		3.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57%	(f)	0.64%	(f)
Expenses before waivers and/or expense reimbursement	160.64%	(f)	299.81%	(f)
Net investment income (loss)	1.93%	(f)	1.18%	(f)
Portfolio turnover rate	15%	(g)	146%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	149

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		December 13, 2016(a) through July 31,
	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.09
Net realized and unrealized gain (loss) on investment transactions	0.32		0.32
Total from investment operations	0.44		0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.04)
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.12)		(0.04)
Net asset value, end of period	$10.69		$10.37
Total Return(c):	4.28%		4.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$12
Average net assets (000)	$12		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	(f)	0.39%	(f)
Expenses before waivers and/or expense reimbursement	142.81%	(f)	286.56%	(f)
Net investment income (loss)	2.17%	(f)	1.43%	(f)
Portfolio turnover rate	15%	(g)	146%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

150

Class R3 Shares
	Six Months Ended January 31,		December 13, 2016(a) through July 31,
	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.11
Net realized and unrealized gain (loss) on investment transactions	0.33		0.31
Total from investment operations	0.45		0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.05)
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.13)		(0.05)
Net asset value, end of period	$10.69		$10.37
Total Return(c):	4.35%		4.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,349		$1,256
Average net assets (000)	$1,304		$32
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.17%	(f)	0.09%	(f)
Expenses before waivers and/or expense reimbursement	5.78%	(f)	132.21%	(f)
Net investment income (loss)	2.32%	(f)	1.63%	(f)
Portfolio turnover rate	15%	(g)	146%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	151

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		December 13, 2016(a) through July 31,
	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.11
Net realized and unrealized gain on investment transactions	0.34		0.31
Total from investment operations	0.47		0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.05)
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.14)		(0.05)
Net asset value, end of period	$10.70		$10.37
Total Return(c):	4.51%		4.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$17
Average net assets (000)	$18		$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07%	(f)	0.14%	(f)
Expenses before waivers and/or expense reimbursement	98.63%	(f)	275.84%	(f)
Net investment income (loss)	2.43%	(f)	1.67%	(f)
Portfolio turnover rate	15%	(g)	146%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

152

Class R5 Shares
	Six Months Ended January 31,		December 13, 2016(a) through July 31,
	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.12
Net realized and unrealized gain on investment transactions	0.34		0.31
Total from investment operations	0.47		0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.06)
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.14)		(0.06)
Net asset value, end of period	$10.70		$10.37
Total Return(c):	4.57%		4.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.03)%	(f)	0.03%	(f)
Expenses before waivers and/or expense reimbursement	159.19%	(f)	298.99%	(f)
Net investment income (loss)	2.53%	(f)	1.79%	(f)
Portfolio turnover rate	15%	(g)	146%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	153

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.38		$10.00
Income (loss) from investment operations:
Net investment income	0.16		0.12
Net realized and unrealized gain (loss) on investment transactions	0.32		0.32
Total from investment operations	0.48		0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.06)
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.15)		(0.06)
Net asset value, end of period	$10.71		$10.38
Total Return(c):	4.63%		4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,693		$734
Average net assets (000)	$1,723		$199
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.17)%	(f)	(0.19)%	(f)
Expenses before waivers and/or expense reimbursement	5.17%	(f)	80.76%	(f)
Net investment income (loss)	2.93%	(f)	1.91%	(f)
Portfolio turnover rate	15%	(g)	146%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

154

Prudential Day One 2010 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.43		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.08
Net realized and unrealized gain (loss) on investment transactions	0.35		0.35
Total from investment operations	0.46		0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.11)		-
Net asset value, end of period	$10.78		$10.43
Total Return(c):	4.45%		4.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.56%	(e)	0.65%	(e)
Expenses before waivers and/or expense reimbursement	159.42%	(e)	336.61%	(e)
Net investment income (loss)	1.98%	(e)	1.16%	(e)
Portfolio turnover rate	35%	(f)	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	155

Prudential Day One 2010 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.45		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.09
Net realized and unrealized gain (loss) on investment transactions	0.35		0.36
Total from investment operations	0.47		0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.14)		-
Net asset value, end of period	$10.78		$10.45
Total Return(c):	4.51%		4.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.31%	(e)	0.40%	(e)
Expenses before waivers and/or expense reimbursement	158.66%	(e)	336.27%	(e)
Net investment income (loss)	2.23%	(e)	1.41%	(e)
Portfolio turnover rate	35%	(f)	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

156

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.46		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.25)		0.10
Net realized and unrealized gain (loss) on investment transactions	0.73		0.36
Total from investment operations	0.48		0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.16)		-
Net asset value, end of period	$10.78		$10.46
Total Return(c):	4.56%		4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130		$10
Average net assets (000)	$53		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.21%	(e)	0.26%	(e)
Expenses before waivers and/or expense reimbursement	34.78%	(e)	336.07%	(e)
Net investment income (loss)	(4.58)%	(e)	1.56%	(e)
Portfolio turnover rate	35%	(f)	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	157

Prudential Day One 2010 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.46		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.11
Net realized and unrealized gain (loss) on investment transactions	0.36		0.35
Total from investment operations	0.49		0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.17)		-
Net asset value, end of period	$10.78		$10.46
Total Return(c):	4.67%		4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51		$43
Average net assets (000)	$45		$31
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.06%	(e)	0.12%	(e)
Expenses before waivers and/or expense reimbursement	39.75%	(e)	259.21%	(e)
Net investment income (loss)	2.47%	(e)	1.71%	(e)
Portfolio turnover rate	35%	(f)	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

158

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.47		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.11
Net realized and unrealized gain (loss) on investment transactions	0.36		0.36
Total from investment operations	0.50		0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.18)		-
Net asset value, end of period	$10.79		$10.47
Total Return(c):	4.78%		4.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.04)%	(e)	0.04%	(e)
Expenses before waivers and/or expense reimbursement	157.98%	(e)	335.77%	(e)
Net investment income (loss)	2.58%	(e)	1.77%	(e)
Portfolio turnover rate	35%	(f)	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	159

Prudential Day One 2010 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.15
Net realized and unrealized gain (loss) on investment transactions	0.36		0.33
Total from investment operations	0.50		0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.19)		-
Net asset value, end of period	$10.79		$10.48
Total Return(c):	4.84%		4.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,126		$4,436
Average net assets (000)	$4,778		$452
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.19)%	(e)	(0.27)%	(e)
Expenses before waivers and/or expense reimbursement	3.01%	(e)	26.49%	(e)
Net investment income (loss)	2.68%	(e)	2.20%	(e)
Portfolio turnover rate	35%	(f)	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

160

Prudential Day One 2015 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.07
Net realized and unrealized gain (loss) on investment transactions	0.43		0.42
Total from investment operations	0.53		0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.10)		-
Net asset value, end of period	$10.92		$10.49
Total Return(c):	5.07%		4.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57%	(e)	0.65%	(e)
Expenses before waivers and/or expense reimbursement	157.88%	(e)	244.08%	(e)
Net investment income (loss)	1.94%	(e)	1.10%	(e)
Portfolio turnover rate	45%	(f)	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	161

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.50		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.09
Net realized and unrealized gain (loss) on investment transactions	0.43		0.41
Total from investment operations	0.55		0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.13)		-
Net asset value, end of period	$10.92		$10.50
Total Return(c):	5.24%		5.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	(e)	0.40%	(e)
Expenses before waivers and/or expense reimbursement	157.12%	(e)	243.71%	(e)
Net investment income (loss)	2.19%	(e)	1.35%	(e)
Portfolio turnover rate	45%	(f)	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

162

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.51		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.10
Net realized and unrealized gain (loss) on investment transactions	0.42		0.41
Total from investment operations	0.55		0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.14)		-
Net asset value, end of period	$10.92		$10.51
Total Return(c):	5.30%		5.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.17%	(e)	0.26%	(e)
Expenses before waivers and/or expense reimbursement	156.80%	(e)	243.52%	(e)
Net investment income (loss)	2.34%	(e)	1.50%	(e)
Portfolio turnover rate	45%	(f)	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	163

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.51		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.11
Net realized and unrealized gain (loss) on investment transactions	0.42		0.40
Total from investment operations	0.56		0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.16)		-
Net asset value, end of period	$10.91		$10.51
Total Return(c):	5.31%		5.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66		$51
Average net assets (000)	$59		$42
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07%	(e)	0.16%	(e)
Expenses before waivers and/or expense reimbursement	30.79%	(e)	144.74%	(e)
Net investment income (loss)	2.52%	(e)	1.72%	(e)
Portfolio turnover rate	45%	(f)	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

164

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.53		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.11
Net realized and unrealized gain (loss) on investment transactions	0.43		0.42
Total from investment operations	0.57		0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.17)		-
Net asset value, end of period	$10.93		$10.53
Total Return(c):	5.40%		5.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.03)%	(e)	0.05%	(e)
Expenses before waivers and/or expense reimbursement	156.47%	(e)	243.22%	(e)
Net investment income (loss)	2.54%	(e)	1.71%	(e)
Portfolio turnover rate	45%	(f)	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	165

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.53		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.13
Net realized and unrealized gain (loss) on investment transactions	0.42		0.40
Total from investment operations	0.57		0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		-
Distributions from net realized gains on investments	(0.02)		-
Total dividends and distributions	(0.18)		-
Net asset value, end of period	$10.92		$10.53
Total Return(c):	5.47%		5.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,827		$4,099
Average net assets (000)	$5,758		$640
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.18)%	(e)	(0.22)%	(e)
Expenses before waivers and/or expense reimbursement	2.52%	(e)	27.57%	(e)
Net investment income (loss)	2.75%	(e)	1.94%	(e)
Portfolio turnover rate	45%	(f)	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

166

Prudential Day One 2020 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.52		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.07
Net realized and unrealized gain (loss) on investment transactions	0.50		0.45
Total from investment operations	0.61		0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.09)		-
Net asset value, end of period	$11.04		$10.52
Total Return(c):	5.85%		5.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57%	(e)	0.67%	(e)
Expenses before waivers and/or expense reimbursement	155.65%	(e)	211.29%	(e)
Net investment income (loss)	2.00%	(e)	1.02%	(e)
Portfolio turnover rate	33%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	167

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.54		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.08
Net realized and unrealized gain (loss) on investment transactions	0.48		0.46
Total from investment operations	0.63		0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.12)		-
Net asset value, end of period	$11.05		$10.54
Total Return(c):	6.00%		5.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31		$11
Average net assets (000)	$24		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33%	(e)	0.42%	(e)
Expenses before waivers and/or expense reimbursement	71.68%	(e)	210.95%	(e)
Net investment income (loss)	2.68%	(e)	1.27%	(e)
Portfolio turnover rate	33%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

168

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.55		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.09
Net realized and unrealized gain (loss) on investment transactions	0.44		0.46
Total from investment operations	0.64		0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.14)		-
Net asset value, end of period	$11.05		$10.55
Total Return(c):	6.05%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$802		$11
Average net assets (000)	$389		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.23%	(e)	0.27%	(e)
Expenses before waivers and/or expense reimbursement	5.37%	(e)	210.74%	(e)
Net investment income (loss)	3.58%	(e)	1.41%	(e)
Portfolio turnover rate	33%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	169

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.55		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.10
Net realized and unrealized gain (loss) on investment transactions	0.51		0.45
Total from investment operations	0.65		0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.15)		-
Net asset value, end of period	$11.05		$10.55
Total Return(c):	6.17%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$203		$178
Average net assets (000)	$189		$160
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.08%	(e)	0.14%	(e)
Expenses before waivers and/or expense reimbursement	10.00%	(e)	45.98%	(e)
Net investment income (loss)	2.58%	(e)	1.45%	(e)
Portfolio turnover rate	33%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

170

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.56		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.11
Net realized and unrealized gain (loss) on investment transactions	0.51		0.45
Total from investment operations	0.65		0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.16)		-
Net asset value, end of period	$11.05		$10.56
Total Return(c):	6.18%		5.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.03)%	(e)	0.06%	(e)
Expenses before waivers and/or expense reimbursement	154.12%	(e)	210.44%	(e)
Net investment income (loss)	2.60%	(e)	1.62%	(e)
Portfolio turnover rate	33%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	171

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.54		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.12
Net realized and unrealized gain (loss) on investment transactions	0.51		0.42
Total from investment operations	0.66		0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.18)		-
Net asset value, end of period	$11.02		$10.54
Total Return(c):	6.26%		5.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,688		$12,368
Average net assets (000)	$14,222		$1,944
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.17)%	(e)	(0.21)%	(e)
Expenses before waivers and/or expense reimbursement	1.01%	(e)	9.10%	(e)
Net investment income (loss)	2.80%	(e)	1.80%	(e)
Portfolio turnover rate	33%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

172

Prudential Day One 2025 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.58		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.04
Net realized and unrealized gain (loss) on investment transactions	0.63		0.54
Total from investment operations	0.74		0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.10)		-
Net asset value, end of period	$11.22		$10.58
Total Return(c):	7.01%		5.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$659		$592
Average net assets (000)	$625		$43
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.59%	(f)	0.53%	(f)
Expenses before waivers and/or expense reimbursement	3.90%	(f)	55.43%	(f)
Net investment income (loss)	2.00%	(f)	0.55%	(f)
Portfolio turnover rate	25%	(g)	6%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	173

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.59		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.08
Net realized and unrealized gain (loss) on investment transactions	0.61		0.51
Total from investment operations	0.76		0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.13)		-
Net asset value, end of period	$11.22		$10.59
Total Return(c):	7.19%		5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30		$11
Average net assets (000)	$22		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35%	(f)	0.42%	(f)
Expenses before waivers and/or expense reimbursement	76.34%	(f)	215.71%	(f)
Net investment income (loss)	2.75%	(f)	1.16%	(f)
Portfolio turnover rate	25%	(g)	6%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

174

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.07
Net realized and unrealized gain (loss) on investment transactions	0.64		0.54
Total from investment operations	0.77		0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.15)		-
Net asset value, end of period	$11.23		$10.61
Total Return(c):	7.24%		6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,656		$3,863
Average net assets (000)	$4,213		$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19%	(f)	0.04%	(f)
Expenses before waivers and/or expense reimbursement	1.26%	(f)	34.35%	(f)
Net investment income (loss)	2.42%	(f)	1.06%	(f)
Portfolio turnover rate	25%	(g)	6%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	175

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.08
Net realized and unrealized gain (loss) on investment transactions	0.66		0.53
Total from investment operations	0.77		0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.16)		-
Net asset value, end of period	$11.22		$10.61
Total Return(c):	7.26%		6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$111		$175
Average net assets (000)	$160		$133
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.08%	(f)	0.15%	(f)
Expenses before waivers and/or expense reimbursement	11.29%	(f)	49.61%	(f)
Net investment income (loss)	1.95%	(f)	1.17%	(f)
Portfolio turnover rate	25%	(g)	6%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

176

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.62		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.10
Net realized and unrealized gain (loss) on investment transactions	0.64		0.52
Total from investment operations	0.78		0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.17)		-
Net asset value, end of peroid	$11.23		$10.62
Total Return(c):	7.36%		6.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$16
Average net assets (000)	$17		$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.02)%	(f)	0.06%	(f)
Expenses before waivers and/or expense reimbursement	99.19%	(f)	179.75%	(f)
Net investment income (loss)	2.58%	(f)	1.47%	(f)
Portfolio turnover rate	25%	(g)	6%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	177

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.64		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.10
Net realized and unrealized gain (loss) on investment transactions	0.63		0.54
Total from investment operations	0.79		0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.19)		-
Net asset value, end of period	$11.24		$10.64
Total Return(c):	7.42%		6.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,838		$13,380
Average net assets (000)	$17,157		$2,024
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.16)%	(f)	(0.19)%	(f)
Expenses before waivers and/or expense reimbursement	0.71%	(f)	8.73%	(f)
Net investment income (loss)	2.85%	(f)	1.57%	(f)
Portfolio turnover rate	25%	(g)	6%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

178

Prudential Day One 2030 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.74		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.04
Net realized and unrealized gain (loss) on investment transactions	0.87		0.70
Total from investment operations	0.99		0.74
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.12)		-
Net asset value, end of period	$11.61		$10.74
Total Return(c):	9.22%		7.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$14
Average net assets (000)	$15		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.61%	(f)	0.69%	(f)
Expenses before waivers and/or expense reimbursement	112.74%	(f)	195.73%	(f)
Net investment income (loss)	2.09%	(f)	0.68%	(f)
Portfolio turnover rate	26%	(g)	5%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	179

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.75		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.06
Net realized and unrealized gain (loss) on investment transactions	0.84		0.69
Total from investment operations	1.01		0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.14)		-
Net asset value, end of period	$11.62		$10.75
Total Return(c):	9.47%		7.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120		$13
Average net assets (000)	$87		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.37%	(f)	0.43%	(f)
Expenses before waivers and/or expense reimbursement	20.50%	(f)	183.27%	(f)
Net investment income (loss)	3.06%	(f)	0.91%	(f)
Portfolio turnover rate	26%	(g)	5%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

180

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.76		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.07
Net realized and unrealized gain (loss) on investment transactions	0.78		0.69
Total from investment operations	1.01		0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.16)		-
Net asset value, end of period	$11.61		$10.76
Total Return(c):	9.43%		7.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$560		$11
Average net assets (000)	$254		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.23%	(f)	0.29%	(f)
Expenses before waivers and/or expense reimbursement	7.71%	(f)	198.46%	(f)
Net investment income (loss)	3.95%	(f)	1.09%	(f)
Portfolio turnover rate	26%	(g)	5%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	181

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.77		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.05
Net realized and unrealized gain (loss) on investment transactions	0.86		0.72
Total from investment operations	1.01		0.77
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.17)		-
Net asset value, end of period	$11.61		$10.77
Total Return(c):	9.45%		7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,030		$857
Average net assets (000)	$931		$507
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.11%	(f)	0.17%	(f)
Expenses before waivers and/or expense reimbursement	3.00%	(f)	20.56%	(f)
Net investment income (loss)	2.70%	(f)	0.80%	(f)
Portfolio turnover rate	26%	(g)	5%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

182

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.78		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.08
Net realized and unrealized gain (loss) on investment transactions	0.77		0.70
Total from investment operations	1.02		0.78
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.18)		-
Net asset value, end of period	$11.62		$10.78
Total Return(c):	9.55%		7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$139		$11
Average net assets (000)	$72		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03%	(f)	0.08%	(f)
Expenses before waivers and/or expense reimbursement	23.97%	(f)	198.14%	(f)
Net investment income (loss)	4.39%	(f)	1.30%	(f)
Portfolio turnover rate	26%	(g)	5%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	183

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.79		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.08
Net realized and unrealized gain (loss) on investment transactions	0.88		0.71
Total from investment operations	1.04		0.79
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		-
Distributions from net realized gains on investments	-	(e)	-
Total dividends and distributions	(0.20)		-
Net asset value, end of period	$11.63		$10.79
Total Return(c):	9.71%		7.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,474		$9,426
Average net assets (000)	$12,029		$1,557
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.14)%	(f)	(0.14)%	(f)
Expenses before waivers and/or expense reimbursement	1.13%	(f)	9.71%	(f)
Net investment income (loss)	2.93%	(f)	1.23%	(f)
Portfolio turnover rate	26%	(g)	5%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

184

Prudential Day One 2035 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.81		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.04
Net realized and unrealized gain (loss) on investment transactions	1.05		0.77
Total from investment operations	1.15		0.81
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		-
Distributions from net realized gains on investments	-	(g)	-
Total dividends and distributions	(0.15)		-
Net asset value, end of period	$11.81		$10.81
Total Return(c):	10.68%		8.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$13
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58%	(e)	0.65%	(e)
Expenses before waivers and/or expense reimbursement	135.49%	(e)	250.51%	(e)
Net investment income (loss)	1.80%	(e)	0.58%	(e)
Portfolio turnover rate	17%	(f)	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005.

See Notes to Financial Statements.

Prudential Day One Funds	185

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.83		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.05
Net realized and unrealized gain (loss) on investment transactions	1.03		0.78
Total from investment operations	1.16		0.83
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		-
Distributions from net realized gains on investments	-	(g)	-
Total dividends and distributions	(0.18)		-
Net asset value, end of period	$11.81		$10.83
Total Return(c):	10.74%		8.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33%	(e)	0.40%	(e)
Expenses before waivers and/or expense reimbursement	145.81%	(e)	246.60%	(e)
Net investment income (loss)	2.29%	(e)	0.84%	(e)
Portfolio turnover rate	17%	(f)	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005.

See Notes to Financial Statements.

186

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.84		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.04
Net realized and unrealized gain (loss) on investment transactions	1.03		0.80
Total from investment operations	1.17		0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		-
Distributions from net realized gains on investments	-	(g)	-
Total dividends and distributions	(0.19)		-
Net asset value, end of period	$11.82		$10.84
Total Return(c):	10.88%		8.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,123		$4,044
Average net assets (000)	$4,480		$80
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.18%	(e)	0.08%	(e)
Expenses before waivers and/or expense reimbursement	1.57%	(e)	40.80%	(e)
Net investment income (loss)	2.46%	(e)	0.59%	(e)
Portfolio turnover rate	17%	(f)	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005.

See Notes to Financial Statements.

Prudential Day One Funds	187

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.85		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.05
Net realized and unrealized gain (loss) on investment transactions	1.05		0.80
Total from investment operations	1.17		0.85
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		-
Distributions from net realized gains on investments	-	(g)	-
Total dividends and distributions	(0.20)		-
Net asset value, end of period	$11.82		$10.85
Total Return(c):	10.90%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45		$57
Average net assets (000)	$49		$37
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.08%	(e)	0.14%	(e)
Expenses before waivers and/or expense reimbursement	34.97%	(e)	122.15%	(e)
Net investment income (loss)	2.17%	(e)	0.73%	(e)
Portfolio turnover rate	17%	(f)	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005.

See Notes to Financial Statements.

188

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.85		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.08
Net realized and unrealized gain (loss) on investment transactions	1.04		0.77
Total from investment operations	1.19		0.85
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		-
Distributions from net realized gains on investments	-	(g)	-
Total dividends and distributions	(0.22)		-
Net asset value, end of period	$11.82		$10.85
Total Return(c):	11.01%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.02)%	(e)	0.05%	(e)
Expenses before waivers and/or expense reimbursement	148.24%	(e)	246.10%	(e)
Net investment income (loss)	2.61%	(e)	1.19%	(e)
Portfolio turnover rate	17%	(f)	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005.

See Notes to Financial Statements.

Prudential Day One Funds	189

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.87		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.07
Net realized and unrealized gain (loss) on investment transactions	1.01		0.80
Total from investment operations	1.19		0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		-
Distributions from net realized gains on investments	-	(g)	-
Total dividends and distributions	(0.23)		-
Net asset value, end of period	$11.83		$10.87
Total Return(c):	11.06%		8.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,167		$6,889
Average net assets (000)	$9,476		$1,284
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.17)%	(e)	(0.16)%	(e)
Expenses before waivers and/or expense reimbursement	1.12%	(e)	14.16%	(e)
Net investment income (loss)	3.12%	(e)	1.03%	(e)
Portfolio turnover rate	17%	(f)	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005.

See Notes to Financial Statements.

190

Prudential Day One 2040 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.90		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.03
Net realized and unrealized gain (loss) on investment transactions	1.12		0.87
Total from investment operations	1.24		0.90
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.17)		-
Net asset value, end of period	$11.97		$10.90
Total Return(c):	11.41%		9.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57%	(e)	0.64%	(e)
Expenses before waivers and/or expense reimbursement	148.86%	(e)	226.80%	(e)
Net investment income (loss)	2.08%	(e)	0.46%	(e)
Portfolio turnover rate	16%	(f)	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	191

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.92		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.05
Net realized and unrealized gain (loss) on investment transactions	1.11		0.87
Total from investment operations	1.25		0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.20)		-
Net asset value, end of period	$11.97		$10.92
Total Return(c):	11.47%		9.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$12
Average net assets (000)	$13		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	(e)	0.39%	(e)
Expenses before waivers and/or expense reimbursement	125.77%	(e)	219.37%	(e)
Net investment income (loss)	2.44%	(e)	0.69%	(e)
Portfolio turnover rate	16%	(f)	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

192

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.06
Net realized and unrealized gain (loss) on investment transactions	1.04		0.87
Total from investment operations	1.26		0.93
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.21)		-
Net asset value, end of period	$11.98		$10.93
Total Return(c):	11.61%		9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$312		$11
Average net assets (000)	$146		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19%	(e)	0.24%	(e)
Expenses before waivers and/or expense reimbursement	13.21%	(e)	226.24%	(e)
Net investment income (loss)	3.82%	(e)	0.86%	(e)
Portfolio turnover rate	16%	(f)	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	193

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.94		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.03
Net realized and unrealized gain (loss) on investment transactions	1.11		0.91
Total from investment operations	1.26		0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.22)		-
Net asset value, end of period	$11.98		$10.94
Total Return(c):	11.63%		9.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138		$115
Average net assets (000)	$125		$71
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07%	(e)	0.13%	(e)
Expenses before waivers and/or expense reimbursement	15.19%	(e)	81.65%	(e)
Net investment income (loss)	2.62%	(e)	0.52%	(e)
Portfolio turnover rate	16%	(f)	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

194

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.95		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.07
Net realized and unrealized gain (loss) on investment transactions	1.12		0.88
Total from investment operations	1.27		0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.24)		-
Net asset value, end of period	$11.98		$10.95
Total Return(c):	11.64%		9.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.03)%	(e)	0.03%	(e)
Expenses before waivers and/or expense reimbursement	145.29%	(e)	225.96%	(e)
Net investment income (loss)	2.69%	(e)	1.07%	(e)
Portfolio turnover rate	16%	(f)	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	195

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.96		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.06
Net realized and unrealized gain (loss) on investment transactions	1.10		0.90
Total from investment operations	1.28		0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.25)		-
Net asset value, end of period	$11.99		$10.96
Total Return(c):	11.79%		9.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,104		$5,693
Average net assets (000)	$7,708		$1,375
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.18)%	(e)	(0.17)%	(e)
Expenses before waivers and/or expense reimbursement	1.85%	(e)	13.42%	(e)
Net investment income (loss)	3.13%	(e)	0.85%	(e)
Portfolio turnover rate	16%	(f)	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

196

Prudential Day One 2045 Fund

Financial Highlights (unaudited)

Class R1
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.03
Net realized and unrealized gain (loss) on investment transactions	1.18		0.94
Total from investment operations	1.30		0.97
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.19)		-
Net asset value, end of period	$12.08		$10.97
Total Return(c):	11.88%		9.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57%	(e)	0.64%	(e)
Expenses before waivers and/or expense reimbursement	147.52%	(e)	218.87%	(e)
Net investment income (loss)	2.08%	(e)	0.39%	(e)
Portfolio turnover rate	25%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	197

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R2
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.98		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.04
Net realized and unrealized gain (loss) on investment transactions	1.18		0.94
Total from investment operations	1.32		0.98
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.21)		-
Net asset value, end of period	$12.09		$10.98
Total Return(c):	12.14%		9.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$12
Average net assets (000)	$14		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	(e)	0.39%	(e)
Expenses before waivers and/or expense reimbursement	122.88%	(e)	216.07%	(e)
Net investment income (loss)	2.42%	(e)	0.63%	(e)
Portfolio turnover rate	25%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

198

Class R3
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.99		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.03
Net realized and unrealized gain (loss) on investment transactions	1.18		0.96
Total from investment operations	1.33		0.99
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.23)		-
Net asset value, end of period	$12.09		$10.99
Total Return(c):	12.18%		9.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,175		$3,812
Average net assets (000)	$4,375		$76
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.17%	(e)	0.90%	(e)
Expenses before waivers and/or expense reimbursement	2.09%	(e)	42.49%	(e)
Net investment income (loss)	2.61%	(e)	0.38%	(e)
Portfolio turnover rate	25%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	199

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R4
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.03
Net realized and unrealized gain (loss) on investment transactions	1.08		0.97
Total from investment operations	1.33		1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.24)		-
Net asset value, end of period	$12.09		$11.00
Total Return(c):	12.20%		10.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$394		$247
Average net assets (000)	$307		$142
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07%	(e)	0.12%	(e)
Expenses before waivers and/or expense reimbursement	7.08%	(e)	59.08%	(e)
Net investment income (loss)	4.25%	(e)	0.38%	(e)
Portfolio turnover rate	25%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

200

Class R5
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.01		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.07
Net realized and unrealized gain (loss) on investment transactions	1.18		0.94
Total from investment operations	1.34		1.01
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.25)		-
Net asset value, end of period	$12.10		$11.01
Total Return(c):	12.30%		10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$12
Average net assets (000)	$13		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.03)%	(e)	0.04%	(e)
Expenses before waivers and/or expense reimbursement	131.15%	(e)	216.62%	(e)
Net investment income (loss)	2.71%	(e)	0.99%	(e)
Portfolio turnover rate	25%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	201

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R6
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.05
Net realized and unrealized gain (loss) on investment transactions	1.18		0.98
Total from investment operations	1.35		1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.27)		-
Net asset value, end of period	$12.11		$11.03
Total Return(c):	12.35%		10.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,517		$3,451
Average net assets (000)	$4,288		$665
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.18)%	(e)	(0.16)%	(e)
Expenses before waivers and/or expense reimbursement	1.85%	(e)	22.86%	(e)
Net investment income (loss)	3.01%	(e)	0.80%	(e)
Portfolio turnover rate	25%	(f)	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

202

Prudential Day One 2050 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.95		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.01
Net realized and unrealized gain (loss) on investment transactions	1.22		0.94
Total from investment operations	1.34		0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.19)		-
Net asset value, end of period	$12.10		$10.95
Total Return(c):	12.35%		9.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$128		$98
Average net assets (000)	$116		$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.56%	(e)	0.59%	(e)
Expenses before waivers and/or expense reimbursement	19.57%	(e)	192.34%	(e)
Net investment income (loss)	2.17%	(e)	0.14%	(e)
Portfolio turnover rate	53%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	203

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.96		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.04
Net realized and unrealized gain (loss) on investment transactions	1.19		0.92
Total from investment operations	1.36		0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.22)		-
Net asset value, end of period	$12.10		$10.96
Total Return(c):	12.54%		9.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32		$18
Average net assets (000)	$24		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.31%	(e)	0.38%	(e)
Expenses before waivers and/or expense reimbursement	75.86%	(e)	257.36%	(e)
Net investment income (loss)	2.89%	(e)	0.54%	(e)
Portfolio turnover rate	53%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

204

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.05
Net realized and unrealized gain (loss) on investment transactions	1.16		0.92
Total from investment operations	1.37		0.97
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.24)		-
Net asset value, end of period	$12.10		$10.97
Total Return(c):	12.59%		9.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$148		$11
Average net assets (000)	$73		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16%	(e)	0.23%	(e)
Expenses before waivers and/or expense reimbursement	27.67%	(e)	267.71%	(e)
Net investment income (loss)	3.61%	(e)	0.71%	(e)
Portfolio turnover rate	53%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	205

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.98		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.03
Net realized and unrealized gain (loss) on investment transactions	1.21		0.95
Total from investment operations	1.37		0.98
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.25)		-
Net asset value, end of period	$12.10		$10.98
Total Return(c):	12.60%		9.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102		$75
Average net assets (000)	$87		$45
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.06%	(e)	0.11%	(e)
Expenses before waivers and/or expense reimbursement	24.00%	(e)	141.42%	(e)
Net investment income (loss)	2.69%	(e)	0.39%	(e)
Portfolio turnover rate	53%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

206

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.99		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.06
Net realized and unrealized gain (loss) on investment transactions	1.21		0.93
Total from investment operations	1.37		0.99
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.26)		-
Net asset value, end of period	$12.10		$10.99
Total Return(c):	12.62%		9.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.04)%	(e)	0.02%	(e)
Expenses before waivers and/or expense reimbursement	149.21%	(e)	267.38%	(e)
Net investment income (loss)	2.72%	(e)	0.92%	(e)
Portfolio turnover rate	53%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	207

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.06
Net realized and unrealized gain (loss) on investment transactions	1.22		0.94
Total from investment operations	1.40		1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		-
Distributions from net realized gains on investments	(0.01)		-
Total dividends and distributions	(0.28)		-
Net asset value, end of period	$12.12		$11.00
Total Return(c):	12.86%		10.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,012		$2,013
Average net assets (000)	$2,553		$318
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.19)%	(e)	(0.19)%	(e)
Expenses before waivers and/or expense reimbursement	5.19%	(e)	49.96%	(e)
Net investment income (loss)	3.03%	(e)	0.83%	(e)
Portfolio turnover rate	53%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

208

Prudential Day One 2055 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.02
Net realized and unrealized gain (loss) on investment transactions	1.30		1.05
Total from investment operations	1.42		1.07
Less Dividends:
Dividends from net investment income	(0.19)		-
Net asset value, end of period	$12.30		$11.07
Total Return(c):	12.94%		10.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57%	(e)	0.64%	(e)
Expenses before waivers and/or expense reimbursement	147.62%	(e)	257.86%	(e)
Net investment income (loss)	2.09%	(e)	0.23%	(e)
Portfolio turnover rate	12%	(f)	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	209

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.09		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.03
Net realized and unrealized gain (loss) on investment transactions	1.31		1.06
Total from investment operations	1.44		1.09
Less Dividends:
Dividends from net investment income	(0.22)		-
Net asset value, end of period	$12.31		$11.09
Total Return(c):	13.09%		10.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23		$17
Average net assets (000)	$19		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	(e)	0.38%	(e)
Expenses before waivers and/or expense reimbursement	93.51%	(e)	250.88%	(e)
Net investment income (loss)	2.23%	(e)	0.47%	(e)
Portfolio turnover rate	12%	(f)	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

210

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.10		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.02
Net realized and unrealized gain (loss) on investment transactions	1.29		1.08
Total from investment operations	1.45		1.10
Less Dividends:
Dividends from net investment income	(0.24)		-
Net asset value, end of period	$12.31		$11.10
Total Return(c):	13.13%		11.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,438		$1,795
Average net assets (000)	$2,081		$41
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.17%	(e)	0.13%	(e)
Expenses before waivers and/or expense reimbursement	4.38%	(e)	93.88%	(e)
Net investment income (loss)	2.68%	(e)	0.25%	(e)
Portfolio turnover rate	12%	(f)	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	211

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.11		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.03
Net realized and unrealized gain (loss) on investment transactions	1.30		1.08
Total from investment operations	1.46		1.11
Less Dividends:
Dividends from net investment income	(0.25)		-
Net asset value, end of period	$12.32		$11.11
Total Return(c):	13.24%		11.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59		$45
Average net assets (000)	$51		$25
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07%	(e)	0.13%	(e)
Expenses before waivers and/or expense reimbursement	36.26%	(e)	166.78%	(e)
Net investment income (loss)	2.68%	(e)	0.41%	(e)
Portfolio turnover rate	12%	(f)	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

212

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.12		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.06
Net realized and unrealized gain (loss) on investment transactions	1.30		1.06
Total from investment operations	1.46		1.12
Less Dividends:
Dividends from net investment income	(0.26)		-
Net asset value, end of period	$12.32		$11.12
Total Return(c):	13.26%		11.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.03)%	(e)	0.03%	(e)
Expenses before waivers and/or expense reimbursement	141.76%	(e)	257.05%	(e)
Net investment income (loss)	2.72%	(e)	0.84%	(e)
Portfolio turnover rate	12%	(f)	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	213

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.13		$10.00
Income (loss) from investment operations:
Net investment income	0.20		0.04
Net realized and unrealized gain (loss) on investment transactions	1.27		1.09
Total from investment operations	1.47		1.13
Less Dividends:
Dividends from net investment income	(0.28)		-
Net asset value, end of period	$12.32		$11.13
Total Return(c)	13.32%		11.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,569		$950
Average net assets (000)	$1,759		$287
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	(0.18)%	(e)	(0.15)%	(e)
Expense before waivers and/or expense reimbursement	4.25%	(e)	60.80%	(e)
Net investment income (loss)	3.34%	(e)	0.53%	(e)
Portfolio turnover rate	12%	(f)	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

214

Prudential Day One 2060 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.01		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.01
Net realized and unrealized gain (loss) on investment transactions	1.35		1.00
Total from investment operations	1.47		1.01
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		-
Net asset value, end of period	$12.28		$11.01
Total Return(c):	13.40%		10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.56%	(e)	0.63%	(e)
Expenses before waivers and/or expense reimbursement	191.18%	(e)	479.61%	(e)
Net investment income (loss)	2.11%	(e)	0.22%	(e)
Portfolio turnover rate	88%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	215

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.03
Net realized and unrealized gain (loss) on investment transactions	1.33		1.00
Total from investment operations	1.47		1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		-
Net asset value, end of period	$12.28		$11.03
Total Return(c):	13.46%		10.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$11
Average net assets (000)	$13		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.31%	(e)	0.37%	(e)
Expenses before waivers and/or expense reimbursement	179.95%	(e)	479.48%	(e)
Net investment income (loss)	2.45%	(e)	0.47%	(e)
Portfolio turnover rate	88%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

216

Class R3 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.04		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.04
Net realized and unrealized gain (loss) on investment transactions	1.31		1.00
Total from investment operations	1.49		1.04
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		-
Net asset value, end of period	$12.29		$11.04
Total Return(c):	13.60%		10.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82		$11
Average net assets (000)	$54		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16%	(e)	0.23%	(e)
Expenses before waivers and/or expense reimbursement	73.19%	(e)	479.19%	(e)
Net investment income (loss)	3.13%	(e)	0.61%	(e)
Portfolio turnover rate	88%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	217

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.04		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.05
Net realized and unrealized gain (loss) on investment transactions	1.35		0.99
Total from investment operations	1.50		1.04
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		-
Net asset value, end of period	$12.29		$11.04
Total Return(c):	13.72%		10.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.06%	(e)	0.12%	(e)
Expenses before waivers and/or expense reimbursement	191.00%	(e)	479.00%	(e)
Net investment income (loss)	2.61%	(e)	0.72%	(e)
Portfolio turnover rate	88%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

218

Class R5 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.05		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.05
Net realized and unrealized gain (loss) on investment transactions	1.34		1.00
Total from investment operations	1.50		1.05
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		-
Net asset value, end of period	$12.29		$11.05
Total Return(c):	13.72%		10.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.04%	(e)	0.02%	(e)
Expenses before waivers and/or expense reimbursement	190.95%	(e)	478.98%	(e)
Net investment income (loss)	2.72%	(e)	0.83%	(e)
Portfolio turnover rate	88%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	219

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2018		December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.06		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.05
Net realized and unrealized gain (loss) on investment transactions	1.25		1.01
Total from investment operations	1.50		1.06
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		-
Net asset value, end of period	$12.28		$11.06
Total Return(c):	13.69%		10.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$270		$52
Average net assets (000)	$196		$19
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(0.19)%	(e)	(0.15)%	(e)
Expenses before waivers and/or expense reimbursement	51.15%	(e)	459.90%	(e)
Net investment income (loss)	4.19%	(e)	0.79%	(e)
Portfolio turnover rate	88%	(f)	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

220

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q will be available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380
Prudential Day One 2010 Fund (Share Class R1)	PDBDX	74445D703	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One 2010 Fund (Share Class R2)	PDBEX	74445D802	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One 2010 Fund (Share Class R3)	PDBFX	74445D885	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One 2010 Fund (Share Class R4)	PDBGX	74445D877	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One 2010 Fund (Share Class R5)	PDBHX	74445D869	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One 2010 Fund (Share Class R6)	PDBJX	74445D851	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182

MF236E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 16, 2018